As filed with the Securities and Exchange Commission on December 29, 2010

  File No. 002-76990
  File No. 811-03447

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ☐
  POST-EFFECTIVE AMENDMENT NO. 66  ☒
  AND
  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ☐
  AMENDMENT NO. 68  ☒

SEI TAX EXEMPT TRUST
(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code 610-676-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

Richard W. Grant, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that the filing will become effective (check appropriate box)

  ☐  immediately upon filing pursuant to paragraph (b)
  ☒  on December 31, 2010 pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1)
  ☐  on [date] pursuant to paragraph (a)(1)
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2) of rule 485.

  If appropriate, check the following box:

  ☐  this post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

SEI Tax Exempt Trust

Prospectus as of December 31, 2010

Intermediate-Term Municipal Fund
(SEIMX)
Short Duration Municipal Fund
(SUMAX)
California Municipal Bond Fund
(SBDAX)
Massachusetts Municipal Bond Fund
(SMAAX)
New Jersey Municipal Bond Fund
(SENJX)
New York Municipal Bond Fund
(SENYX)
Pennsylvania Municipal Bond Fund
(SEPAX)
Tax-Advantaged Income Fund
(SEATX)
Class A

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

FUND SUMMARY	1

INTERMEDIATE-TERM MUNICIPAL FUND	1

SHORT DURATION MUNICIPAL FUND	5

CALIFORNIA MUNICIPAL BOND FUND	9

MASSACHUSETTS MUNICIPAL BOND FUND	13

NEW JERSEY MUNICIPAL BOND FUND	17

NEW YORK MUNICIPAL BOND FUND	21

PENNSYLVANIA MUNICIPAL BOND FUND	25

TAX-ADVANTAGED INCOME FUND	29

SUMMARY OF OTHER INFORMATION ABOUT THE FUNDS	33

Purchase and Sale of Fund Shares	33

Payments to Broker-Dealers and Other Financial Intermediaries	34

MORE INFORMATION ABOUT THE FUNDS	35

MORE INFORMATION ABOUT RISKS	35

Risk Information Common to the Funds	35

More Information About Principal Risks	35

GLOBAL ASSET ALLOCATION	37

INFORMATION ABOUT THE FUNDS' BENCHMARK INDICES	38

INVESTMENT ADVISER AND SUB-ADVISERS	39

Information About Fee Waivers	39

Sub-Advisers and Portfolio Managers	40

PURCHASING, EXCHANGING AND SELLING FUND SHARES	42

HOW TO PURCHASE FUND SHARES	42

Pricing of Fund Shares	43

Frequent Purchases and Redemptions of Fund Shares	44

Foreign Investors	45

Customer Identification and Verification and Anti-Money Laundering Program	46

HOW TO EXCHANGE YOUR FUND SHARES	46

HOW TO SELL YOUR FUND SHARES	46

Receiving Your Money	47

Redemptions in Kind	47

Suspension of Your Right to Sell Your Shares	47

Redemption Fee	47

Telephone Transactions	48

DISTRIBUTION AND SERVICE OF FUND SHARES	48

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	48

DIVIDENDS, DISTRIBUTIONS AND TAXES	49

Dividends and Distributions	49

Taxes	49

FINANCIAL HIGHLIGHTS	50

HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

SEI / PROSPECTUS

INTERMEDIATE-TERM MUNICIPAL FUND

Fund Summary

Investment Goal

The highest level of income exempt from Federal income tax as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.86%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Intermediate-Term Municipal Fund — Class A Shares	$88	$274	$477	$1,061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

1

SEI / PROSPECTUS

Principal Investment Strategies

The Intermediate-Term Municipal Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. The sub-advisers and, to the extent applicable, SIMC, select securities based on their view on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the sub-advisers and, to the extent applicable, SIMC, will attempt to acquire securities that are underpriced relative to other eligible securities. The sub-advisers and, to the extent applicable, SIMC will strive to maintain an average dollar-weighted portfolio maturity of three to ten years for the Fund's entire portfolio. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

Municipal Securities Risk — State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

Loss of money is a risk of investing in the Fund.

2

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten years, and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.42% (09/30/09)

Worst Quarter: -2.23% (06/30/04)

The Fund's Class A total return from January 1, 2010 to September 30, 2010 was 6.68%.

Average Annual Total Returns (for the periods ended December 31, 2009)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Intermediate-Term Municipal Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (9/5/1989)*
Return Before Taxes	10.65%	3.44%	4.59%	5.14%
Return After Taxes on Distributions	10.65%	3.44%	4.49%	5.07%
Return After Taxes on Distributions and Sale of Fund Shares	8.23%	3.45%	4.44%	5.04%
Barclays Capital 3-15 Year Intermediate Municipal Blend Index (reflects no deduction for fees, expenses or taxes)	9.46%	4.49%	5.60%	N/A

* The Barclays Capital 3-15 Year Intermediate Municipal Blend Index returns for the Since Inception period are not provided since index returns are not available prior to June 30, 1993.

3

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Delaware Management Company	Joseph R. Baxter	Since 1999	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager

	Stephen J. Czepiel	Since 2004	Senior Vice President, Senior Portfolio Manager

Standish Mellon Asset Management Company LLC	Daniel Rabasco	Since 1998	Chief Investment Officer

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends which are exempt from Federal income tax and may also be exempt from certain state and/or local taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal, state and local income tax, including the Federal alternative minimum tax.

For important information about Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 34 of this prospectus.

4

SEI / PROSPECTUS

SHORT DURATION MUNICIPAL FUND

Fund Summary

Investment Goal

High level of income exempt from Federal income tax consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.86%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Short Duration Municipal Fund — Class A Shares	$88	$274	$477	$1,061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

5

SEI / PROSPECTUS

Principal Investment Strategies

The Short Duration Municipal Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. Duration is a weighted average term-to-maturity of the security's cash flow. The weights are the present values of each cash flow as a percentage of the present value of all cash flows (i.e., the weights are the present value of each cash flow as a percentage of the bond's full price).

The Fund utilizes a sub-adviser to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The sub-adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the sub-adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The sub-adviser will strive to maintain a portfolio duration of three years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

Principal Risks

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

Municipal Securities Risk — State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

Loss of money is a risk of investing in the Fund.

6

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past six years, and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 1.51% (12/31/08)

Worst Quarter: -0.26% (06/30/04)

The Fund's Class A total return from January 1, 2010 to September 30, 2010 was 0.95%.

Average Annual Total Returns (for the periods ended December 31, 2009)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Short Duration Municipal Fund — Class A Shares	1 Year	5 Years	Since Inception (11/13/2003)*
Return Before Taxes	3.42%	3.05%	2.63%
Return After Taxes on Distributions	3.28%	3.02%	2.61%
Return After Taxes on Distributions and Sale of Fund Shares	3.11%	2.97%	2.58%
Barclays Capital 1-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.49%	3.42%	3.00%

* Index returns are shown from November 30, 2003.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Neuberger Berman Fixed Income LLC	Janet Fiorenza	Since 2005	Managing Director

7

SEI / PROSPECTUS

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends which are exempt from Federal income tax and may also be exempt from certain state and/or local taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal, state and local income tax, including the Federal alternative minimum tax.

For important information about Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 34 of this prospectus.

8

SEI / PROSPECTUS

CALIFORNIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from Federal and California state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.53%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses	0.87%†

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
California Municipal Bond Fund — Class A Shares	$89	$278	$482	$1,073

9

SEI / PROSPECTUS

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The California Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and California state income taxes. The principal issuers of these securities are state and local governments and their agencies located in California, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a sub-adviser to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The sub-adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the sub-adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The sub-adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

Municipal Securities Risk — State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Loss of money is a risk of investing in the Fund.

10

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten years, and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.20% (09/30/09)

Worst Quarter: -2.31% (06/30/04)

The Fund's Class A total return from January 1, 2010 to September 30, 2010 was 7.20%.

Average Annual Total Returns (for the periods ended December 31, 2009)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

California Municipal Bond Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception* (8/19/1998)
Return Before Taxes	7.63%	3.31%	4.63%	4.33%
Return After Taxes on Distributions	7.62%	3.28%	4.52%	4.23%
Return After Taxes on Distributions and Sale of Fund Shares	6.19%	3.32%	4.47%	4.20%
Barclays Capital MF California Intermediate Municipal Index (reflects no deduction for fees, expenses or taxes)	7.18%	4.19%	5.35%	4.86%

* Index returns are shown from August 31, 1998.

11

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
McDonnell Investment Management, LLC	Stephen Wlodarski, CFA	Since 2001	Managing Director, Municipal Client Group

	Dawn Mangerson	Since 2006	Vice President and Senior Portfolio Manager

	James Grabovac, CFA	Since 2002	Vice President and Senior Portfolio Manager

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends which are exempt from Federal tax and may also be exempt from certain state and/or local taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal, state and local income tax, including the Federal alternative minimum tax.

For important information about Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 34 of this prospectus.

12

SEI / PROSPECTUS

MASSACHUSETTS MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from Federal and Massachusetts state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.86%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Massachusetts Municipal Bond Fund — Class A Shares	$88	$274	$477	$1,061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

13

SEI / PROSPECTUS

Principal Investment Strategies

The Massachusetts Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and Massachusetts state income taxes. The principal issuers of these securities are state and local governments and their agencies located in Massachusetts, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a sub-adviser to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The sub-adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the sub-adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The sub-adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

Municipal Securities Risk — State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Loss of money is a risk of investing in the Fund.

14

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten years, and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.73% (09/30/09)

Worst Quarter: -2.82% (06/30/04)

The Fund's Class A total return from January 1, 2010 to September 30, 2010 was 6.82%.

Average Annual Total Returns (for the periods ended December 31, 2009)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Massachusetts Municipal Bond Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (8/19/1998)*
Return Before Taxes	10.24%	3.97%	5.02%	4.46%
Return After Taxes on Distributions	10.19%	3.91%	4.91%	4.36%
Return After Taxes on Distributions and Sale of Fund Shares	7.97%	3.88%	4.82%	4.32%
Barclays Capital MF Massachusetts Intermediate Municipal Index (reflects no deduction for fees, expenses or taxes)	6.84%	4.77%	5.71%	5.20%

* Index returns are shown from August 31, 1998.

15

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Standish Mellon Asset Management Company LLC	Daniel Rabasco	Since 1998	Chief Investment Officer

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends which are exempt from Federal tax and may also be exempt from certain state and/or local taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal, state and local income tax, including the Federal alternative minimum tax.

For important information about Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 34 of this prospectus.

16

SEI / PROSPECTUS

NEW JERSEY MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from Federal and New Jersey state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.53%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses	0.87%†

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
New Jersey Municipal Bond Fund — Class A Shares	$89	$278	$482	$1,073

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result

17

SEI / PROSPECTUS

in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The New Jersey Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and New Jersey state income taxes. The principal issuers of these securities are state and local governments and their agencies located in New Jersey, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a sub-adviser to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The sub-adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the sub-adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The sub-adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

Municipal Securities Risk — State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Loss of money is a risk of investing in the Fund.

18

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten years, and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 4.48% (09/30/09)

Worst Quarter: -2.60% (06/30/04)

The Fund's Class A total return from January 1, 2010 to September 30, 2010 was 5.60%.

Average Annual Total Returns (for the periods ended December 31, 2009)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Jersey Municipal Bond Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (8/18/1998)*
Return Before Taxes	7.74%	3.51%	4.49%	4.11%
Return After Taxes on Distributions	7.74%	3.51%	4.42%	4.05%
Return After Taxes on Distributions and Sale of Fund Shares	6.22%	3.48%	4.35%	4.01%
Barclays Capital 3-10 Year Intermediate Municipal Blend Index (reflects no deduction for fees, expenses or taxes)	7.70%	4.43%	5.31%	4.87%

* Index returns are shown from August 31, 1998.

19

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
McDonnell Investment Management, LLC	Stephen Wlodarski, CFA	Since 2001	Managing Director, Municipal Client Group

	Dawn Mangerson	Since 2006	Vice President and Senior Portfolio Manager

	James Grabovac, CFA	Since 2002	Vice President and Senior Portfolio Manager

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends which are exempt from Federal tax and may also be exempt from certain state and/or local taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal, state and local income tax, including the Federal alternative minimum tax.

For important information about Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 34 of this prospectus.

20

SEI / PROSPECTUS

NEW YORK MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from Federal and New York state and city income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.86%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
New York Municipal Bond Fund — Class A Shares	$88	$274	$477	$1,061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

21

SEI / PROSPECTUS

Principal Investment Strategies

The New York Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and New York state and city income taxes. The principal issuers of these securities are state and local governments and their agencies located in New York, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a sub-adviser to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The sub-adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the sub-adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The sub-adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

Municipal Securities Risk — State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

Loss of money is a risk of investing in the Fund.

22

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten years, and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.32% (09/30/09)

Worst Quarter: -2.46% (06/30/04)

The Fund's Class A total return from January 1, 2010 to September 30, 2010 was 6.01%.

Average Annual Total Returns (for the periods ended December 31, 2009)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New York Municipal Bond Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (8/18/1998)*
Return Before Taxes	9.64%	3.73%	4.94%	4.45%
Return After Taxes on Distributions	9.64%	3.70%	4.87%	4.39%
Return After Taxes on Distributions and Sale of Fund Shares	7.46%	3.66%	4.75%	4.32%
Barclays Capital MF New York Intermediate Municipal Index (reflects no deduction for fees, expenses or taxes)	8.46%	4.57%	5.61%	5.09%

* Index returns are shown from August 31, 1998.

23

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Standish Mellon Asset Management Company LLC	Daniel Rabasco	Since 1998	Chief Financial Officer

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends which are exempt from Federal tax and may also be exempt from certain state and/or local taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal, state and local income tax, including the Federal alternative minimum tax.

For important information about Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 34 of this prospectus.

24

SEI / PROSPECTUS

PENNSYLVANIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal

Current income exempt from Federal and Pennsylvania state income taxes consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	0.49%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses	0.85%†

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Pennsylvania Municipal Bond Fund — Class A Shares	$87	$271	$471	$1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result

25

SEI / PROSPECTUS

in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Pennsylvania Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and Pennsylvania state income taxes. The principal issuers of these securities are state and local governments and their agencies located in Pennsylvania, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a sub-adviser to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The sub-adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the sub-adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The sub-adviser will strive to maintain an average weighted portfolio maturity of seven years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

Municipal Securities Risk — State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

Loss of money is a risk of investing in the Fund.

26

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten years, and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.17% (09/30/09)

Worst Quarter: -2.38% (06/30/04)

The Fund's Class A total return from January 1, 2010 to September 30, 2010 was 6.49%.

Average Annual Total Returns (for the periods ended December 31, 2009)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pennsylvania Municipal Bond Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (8/26/1998)*
Return Before Taxes	8.03%	3.09%	4.55%	4.10%
Return After Taxes on Distributions	8.03%	3.08%	4.50%	4.05%
Return After Taxes on Distributions and Sale of Fund Shares	6.55%	3.21%	4.51%	4.10%
Barclays Capital MF Pennsylvania Intermediate Municipal Index (reflects no deduction for fees, expenses or taxes)	7.71%	4.41%	5.46%	4.96%

* Index returns are shown from August 31, 1998.

27

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Standish Mellon Asset Management Company LLC	Daniel Rabasco	Since 1998	Chief Investment Officer

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends which are exempt from Federal tax and may also be exempt from certain state and/or local taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal, state and local income tax, including the Federal alternative minimum tax.

For important information about Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 34 of this prospectus.

28

SEI / PROSPECTUS

TAX-ADVANTAGED INCOME FUND

Fund Summary

Investment Goal

Provide the highest level of income possible in a tax efficient manner.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses	0.63%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses	1.14%†

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Advantaged Income Fund — Class A Shares	$116	$362	$628	$1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in

29

SEI / PROSPECTUS

annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Tax-Advantaged Income Fund will invest, under normal circumstances, at least 50% of its net assets in municipal securities that pay interest that is exempt from Federal income tax, including the alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, as well as Puerto Rico and other U.S. territories and possessions. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. Under most market conditions, a large percentage of the municipal securities in which the Fund invests will be below investment grade (junk bonds), but the Fund, without limitation, may invest in higher rated municipal securities. To a lesser extent the Fund will also invest in a full range of preferred stock with an emphasis on preferred securities that at the time of issuance are eligible to pay dividends that qualify for certain favorable Federal income tax treatment such as dividends which are treated as qualified dividend income and the dividend received deduction (in each instance, provided certain requirements and holding periods are satisfied, see "Taxes"). Absent further legislation, the favorable Federal income tax rates applicable to qualified dividend income will cease to apply in taxable years beginning after December 31, 2012 (for more information see, "Taxes"). The amount invested in preferred stocks at any one time will depend on the attractiveness of the after-tax income stream produced by the preferred securities and will be less than 50% of the Fund's assets. It is possible that the Fund could own no preferred securities if municipal securities produce a higher yield on an after-tax basis. The Fund may also invest in convertible securities, securities eligible for resale under Rule 144A of the Securities Act of 1933, privately placed securities, taxable debt securities and common equity and open and closed-end mutual funds. SEI Investments Management Corporation (SIMC), the Fund's adviser, may directly invest up to 5% of the Fund's assets in closed-end bond funds. While a portion of the Fund may invest in securities other than municipal securities, the Fund will seek to purchase securities that enjoy preferential tax treatment.

The Fund utilizes a multi-manager approach to manage the Fund's portfolio under the general supervision of SIMC. Each sub-adviser and, to the extent applicable, SIMC, selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, each sub-adviser and, to the extent applicable, SIMC, will attempt to acquire securities that are underpriced relative to other eligible securities. Each sub-adviser and, to the extent applicable, SIMC, will strive to maintain duration of four to eleven years for the Fund's entire portfolio. The Fund may invest in securities subject to the alternative minimum tax or in taxable debt securities.

Principal Risks

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Closed-End Fund Risk — Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result,

30

SEI / PROSPECTUS

a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Convertible Securities Risk — Convertible securities generally have less potential for gain or loss than common stocks. In addition, convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded.

Rule 144A Securities Risk — Rule 144A securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded

31

SEI / PROSPECTUS

securities. Although these securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Tax Risk — In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall. The federal income tax treatment on payments with respect to certain derivative contracts is unclear. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes. While the Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from Federal income tax in order to meet the requirements necessary to pay out exempt interest dividends to its shareholders, if the Fund fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to Federal income tax.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for one year and by showing how the Fund's average annual returns for 1 year, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 17.31% (06/30/09)

Worst Quarter: -11.47% (09/30/08)

The Fund's Class A total return from January 1, 2010 to September 30, 2010 was 9.57%.

Average Annual Total Returns (for the periods ended December 31, 2009)

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 60/40 Blended Benchmark, which consists of the Barclays Capital High Yield Municipal Bond Index and the Barclays Capital Municipal Bond Index. The Fund's Blended Benchmark is designed to reflect a useful comparison to the Fund's overall performance and reflects the Fund's investment strategy more accurately than the broad-based index.

32

SEI / PROSPECTUS

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tax-Advantaged Income Fund — Class A Shares	1 Year	Since Inception (9/4/2007)*
Return Before Taxes	34.13%	1.40%
Return After Taxes on Distributions	32.85%	0.54%
Return After Taxes on Distributions and Sale of Fund Shares	23.34%	1.08%
Barclays Capital High Yield Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	32.73%	(2.70)%
The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	24.53%	0.48%

* Index returns are shown from September 30, 2007.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Pacific Investment Management Company LLC	John B. Cummings	Since 2002	Executive Vice President

Spectrum Asset Management, Inc.	Mark A. Lieb	Since 1987	Chief Executive Officer & President

	L. Phillip Jacoby	Since 1995	Chief Investment Officer & Executive Director

Tax Information

The Fund expects a portion of its distributions to consist of exempt-interest dividends which are exempt from Federal income tax and, which may also be exempt from certain state and/or local taxes depending on an investor's state of residence. The Fund, however, expects to invest a portion of its assets in securities that generate income that is subject to Federal, state and local income tax.

For important information about Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please see the "Summary of Other Information About the Funds" section below.

SUMMARY OF OTHER INFORMATION ABOUT THE FUNDS

Purchase and Sale of Fund Shares

The minimum initial investment for Class A Shares is $100,000 with minimum subsequent investments of $1,000. The Funds may accept investments of smaller amounts at their discretion. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for

33

SEI / PROSPECTUS

business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or the Fund's authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

34

SEI / PROSPECTUS

MORE INFORMATION ABOUT THE FUNDS

SEI Tax Exempt Trust is a mutual fund family that offers shares in separate investment portfolios (each, a Fund, and together, the Funds). Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers), who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees. In addition, to a limited extent, SIMC may also directly manage a portion of the Intermediate-Term Municipal Fund's and Tax-Advantaged Income Fund's assets in a manner that it believes will help each Fund achieve its investment goal.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. A Fund will do so only if SIMC or the Sub-Advisers believe the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect security markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Below Investment Grade Securities (Junk Bonds) — The Intermediate Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds may invest in below investment grade securities (junk bonds). Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than

35

SEI / PROSPECTUS

investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Credit — The Funds are subject to credit risk, which means it is subject to the risk that a decline in the credit quality of an investment could cause the Funds to lose money. Although the Funds, except the Tax-Advantaged Income Fund, primarily invest in investment grade securities, the Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Equity Market — Since the Tax-Advantaged Income Fund may purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a risk of investing in the Fund.

Fixed Income Market — The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate — The Funds are subject to interest rate risk. Interest rate risk is the risk that the Funds' yields will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities, while a fall in interest rates typically causes a rise in values in such securities.

Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds' share price and make the Funds' returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

36

SEI / PROSPECTUS

Municipal Securities — The Funds invest primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security may also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk. Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility. As a result, a Strategy may reduce risk.

In managing the Funds SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. SIMC constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies which reflect significant changes in allocation among the Funds. Since a large portion of the assets in the Funds may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

37

SEI / PROSPECTUS

MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDICES

The following information describes the various indices referred to in the Performance Information sections of this Prospectus, including those indices that compose the Tax-Advantaged Income Fund's Blended Benchmark Index.

The Barclays Capital High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody's Investors Service with a remaining maturity of at least one year.

The Barclays Capital MF California Intermediate Municipal Index is a subset of the Barclays Capital Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies with maturities between 5 and 10 years.

The Barclays Capital MF Massachusetts Intermediate Municipal Index is a subset of the Barclays Capital Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies with maturities between 5 and 10 years.

The Barclays Capital MF New York Intermediate Municipal Index is a subset of the Barclays Capital Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies with maturities between 5 and 10 years.

The Barclays Capital MF Pennsylvania Intermediate Municipal Index is a subset of the Barclays Capital Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies with maturities between 5 and 10 years.

The Barclays Capital Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market and must have a minimum credit rating of Baa.

The Barclays Capital 1-Year Municipal Bond Index is a rules-based, market-value weighted index engineered for the short-term tax exempt investor. The index has four main sectors: general obligation, revenue, insured and pre-refunded bonds.

The Barclays Capital 3-15 Year Intermediate Municipal Blend Index is a rules-based, market-value weighted index engineered for the intermediate-term tax exempt investor. The index is derived from a combination of the Barclays Capital 3, 5, 7, 10 and 15 year municipal indices. These indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

The Barclays Capital 3-10 Year Intermediate Municipal Blend Index is a rules-based, market-value weighted index engineered for the intermediate-term tax exempt investor. The index is derived from a combination of the Barclays Capital 3, 5, 7 and 10 year municipal indices. These indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

38

SEI / PROSPECTUS

INVESTMENT ADVISER AND SUB-ADVISERS

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates the Funds' assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, a Securities and Exchange Commission registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. As of November 30, 2010, SIMC had approximately $90.2 billion in assets under management. For the fiscal year ended August 31, 2010, SIMC received investment advisory fees (after fee waivers), as a percentage of each Fund's average daily net assets, as follows:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Intermediate-Term Municipal Fund	0.33%	0.28%
Short Duration Municipal Fund	0.33%	0.27%
California Municipal Bond Fund	0.33%	0.31%
Massachusetts Municipal Bond Fund	0.33%	0.27%
New Jersey Municipal Bond Fund	0.33%	0.31%
New York Municipal Bond Fund	0.33%	0.27%
Pennsylvania Municipal Bond Fund	0.35%	0.27%
Tax-Advantaged Income Fund	0.50%	0.46%

A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period September 1, 2009 through August 31, 2010.

Information About Fee Waivers

The Funds' actual total annual fund operating expenses for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses Tables in the Fund Summary sections because the Funds' adviser, the Funds' administrator and/or the Funds' distributor, voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees Fees and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The voluntary waivers of the Funds' adviser, Funds' administrator and Funds' distributor are limited to the Funds' direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The Funds' adviser, the Funds' administrator and/or the Funds' distributor may discontinue all

39

SEI / PROSPECTUS

or part of these waivers at any time. With these fee waivers, the Funds' actual total annual fund operating expenses were as follows:

	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
Intermediate-Term Municipal Fund	0.86%	0.63%	0.63%
Short Duration Municipal Fund	0.86%	0.63%	0.63%
California Municipal Bond Fund	0.87%	0.61%	0.60%
Massachusetts Municipal Bond Fund	0.86%	0.63%	0.63%
New Jersey Municipal Bond Fund	0.87%	0.61%	0.60%
New York Municipal Bond Fund	0.86%	0.60%	0.60%
Pennsylvania Municipal Bond Fund	0.85%	0.64%	0.63%
Tax-Advantaged Income Fund	1.14%	0.87%	0.86%

* AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by the Funds through their investments in underlying funds during the most recent fiscal year.

Sub-Advisers and Portfolio Managers

INTERMEDIATE-TERM MUNICIPAL FUND

Delaware Management Company: Delaware Management Company (Delaware), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a sub-adviser to the Intermediate-Term Municipal Fund. Joseph R. Baxter and Stephen J. Czepiel are the portfolio managers responsible for the day-to-day investment decisions regarding the portion of the Intermediate-Term Municipal Fund's assets allocated to Delaware. Mr. Baxter, Senior Vice President, Head of Municipal Bond Department, and Senior Portfolio Manager, has been with Delaware since 1999. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Mr. Czepiel, Senior Vice President and Senior Portfolio Manager, has been with Delaware since July 2004. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry.

Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC (Standish), located at 201 Washington Street, Boston, Massachusetts 02108, serves as a sub-adviser to the Intermediate-Term Municipal Fund. Daniel Rabasco, Chief Investment Officer of Tax Sensitive Strategies, is responsible for the management of the portion of the Intermediate-Term Municipal Fund's assets allocated to Standish. Mr. Rabasco joined Standish in 1998 and has 23 years of investment experience.

40

SEI / PROSPECTUS

SHORT-DURATION MUNICIPAL FUND

Neuberger Berman Fixed Income LLC: Neuberger Berman Fixed Income LLC (NB), located at 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603, serves as the sub-adviser to the Short Duration Municipal Fund. Janet Fiorenza, Managing Director, is responsible for the management of the portion of the Short Duration Municipal Fund's assets allocated to NB. Ms. Fiorenza is the Head of Municipal Cash Management. Prior to joining NB in 2005, Ms. Fiorenza was Co-head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

CALIFORNIA MUNICIPAL BOND FUND

McDonnell Investment Management, LLC: McDonnell Investment Management, LLC (McDonnell), located at 1515 West 22nd Street, 11th Floor, Oak Brook, Illinois 60523, serves as the sub-adviser to the California Municipal Bond Fund. The day-to-day management and investment decisions for the California Municipal Bond Fund's portfolios are made by a portfolio management team led by Stephen Wlodarski, CFA, Managing Director, Dawn Mangerson, Vice President and Senior Portfolio Manager and James Grabovac, CFA, Vice President and Senior Portfolio Manager. Mr. Wlodarski joined McDonnell in 2001. Prior to joining McDonnell in 2006, Ms. Mangerson served as Managing Director and Fixed Income Portfolio Manager at ABN/AMRO/Chicago Capital Management. Mr. Grabovac was an independent futures trader before joining McDonnell in 2002, and prior to that, managed mutual funds for Invesco Funds Group and Stein Roe & Farnham.

MASSACHUSETTS MUNICIPAL BOND FUND

Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC (Standish), located at 201 Washington Street, Boston, Massachusetts 02108, serves as a sub-adviser to the Massachusetts Municipal Bond Fund. Daniel Rabasco, Chief Investment Officer of Tax Sensitive Strategies, is responsible for the management of the portion of the Massachusetts Municipal Bond Fund's assets allocated to Standish. Mr. Rabasco joined Standish in 1998 and has 23 years of investment experience.

NEW JERSEY MUNICIPAL BOND FUND

McDonnell Investment Management, LLC: McDonnell Investment Management, LLC (McDonnell), located at 1515 West 22nd Street, 11th Floor, Oak Brook, Illinois 60523, serves as the sub-adviser to the New Jersey Municipal Bond Fund. The day-to-day management and investment decisions for the New Jersey Municipal Bond Fund's portfolios are made by a portfolio management team led by Stephen Wlodarski, CFA, Managing Director, Dawn Mangerson, Vice President and Senior Portfolio Manager and James Grabovac, CFA, Vice President and Senior Portfolio Manager. Mr. Wlodarski joined McDonnell in 2001. Prior to joining McDonnell in 2006, Ms. Mangerson served as Managing Director and Fixed Income Portfolio Manager at ABN/AMRO/Chicago Capital Management. Mr. Grabovac was an independent futures trader before joining McDonnell in 2002, and prior to that, managed mutual funds for Invesco Funds Group and Stein Roe & Farnham.

NEW YORK MUNICIPAL BOND FUND

Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC (Standish), located at 201 Washington Street, Boston, Massachusetts 02108, serves as a sub-adviser to the New York Municipal Bond Fund. Daniel Rabasco, Chief Investment Officer of Tax Sensitive Strategies, is responsible for the management of the portion of the New York Municipal Bond Fund's

41

SEI / PROSPECTUS

assets allocated to Standish. Mr. Rabasco joined Standish in 1998 and has 23 years of investment experience.

PENNSYLVANIA MUNICIPAL BOND FUND

Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC (Standish), located at 201 Washington Street, Boston, Massachusetts 02108, serves as a sub-adviser to the Pennsylvania Municipal Bond Fund. Daniel Rabasco, Chief Investment Officer of Tax Sensitive Strategies, is responsible for the management of the portion of the Pennsylvania Municipal Bond Fund's assets allocated to Standish. Mr. Rabasco joined Standish in 1998 and has 23 years of investment experience.

TAX-ADVANTAGED INCOME FUND

Pacific Investment Management Company LLC: Pacific Investment Management Company LLC (PIMCO), located at 840 Newport Center Drive, Newport Beach, California 92660, serves as a sub-adviser to the Tax-Advantaged Income Fund. John Cummings is the primary individual responsible for managing the portion of the Tax-Advantaged Income Fund's assets allocated to PIMCO. Mr. Cummings, Executive Vice President and Portfolio Manager, joined PIMCO as a Vice President in 2002, became a Senior Vice President in 2005 and became an Executive Vice President in 2007. Mr. Cummings has been a Portfolio Manager since joining the firm in 2002.

Spectrum Asset Management, Inc.: Spectrum Asset Management, Inc. (Spectrum), located at 2 High Ridge Park, Stamford, Connecticut 06905, serves as a sub-adviser to the Tax-Advantaged Income Fund. Mark Lieb and L. Phillip Jacoby manage the portion of the Tax-Advantaged Income Fund's assets allocated to Spectrum. Mr. Lieb, Chief Executive Officer and President, has been with Spectrum for 23 years. Mr. Jacoby, formerly Managing Director and Portfolio Manager, was named Chief Investment Officer and Executive Director on January 1, 2010. Mr. Jacoby has been with Spectrum for 15 years.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day.

Financial institutions and intermediaries may purchase, sell or exchange Class A Shares by placing orders with the Transfer Agent or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures

42

SEI / PROSPECTUS

and applicable law. Each Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Funds' view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

Each Fund calculates its net asset value per share (NAV) once each Business Day as of the close of normal, trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Funds (or an authorized intermediary) must receive your purchase order in proper form before 4:00 p.m., Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price.

Debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value and is described in more detail in the SAI. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source

43

SEI / PROSPECTUS

for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through the Committee designated by the Funds' Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the prices of securities with similar characteristics (e.g., duration and credit quality), the liquidity of the security, the size of the holding in a Fund, or any other appropriate information.

The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

44

SEI / PROSPECTUS

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

45

SEI / PROSPECTUS

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's NAV if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class A Shares of any Fund for Class A Shares of certain other funds of SEI Tax Exempt Trust on any Business Day by contacting the Funds directly by mail. For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

46

SEI / PROSPECTUS

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Redemption Fee

Each Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor, or multiple accounts managed by the same discretionary investment manager), that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for each Fund.

The purpose of the redemption fee is to offset the cost to a Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30 day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30 day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

47

SEI / PROSPECTUS

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee only applies to shares purchased after August 12, 2010 and will apply to shares purchased with reinvested dividends or distributions.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

48

SEI / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The Funds will distribute substantially all of their net investment income and their net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event.

The Funds, other than the Tax-Advantaged Income Fund, intend to make distributions the majority of which consist of exempt-interest dividends which are exempt from Federal income tax. The California, Massachusetts, New Jersey, New York, and Pennsylvania Municipal Bond Funds also intend to distribute income that is exempt from state (and in some cases, local) income taxes for residents of each such state. A portion of the income distributed by the Intermediate-Term Municipal Fund, the Short Duration Municipal Fund and the Tax-Advantaged Income Fund may be exempt from your state and local income taxes depending on the investments of the Funds. Each Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes as well as the Federal Alternative Minimum Tax. Other than the Tax-Advantaged Income Fund, it is not expected that any portion of the taxable income that may be generated by a Fund will be qualified dividend income.

The Tax-Advantaged Income Fund's taxable dividends may qualify for a dividends received deduction if you are a corporate shareholder or, prior to December 31, 2012, in the case of individual shareholders, for the lower tax rates (currently 15% (lower rates apply to individuals in lower tax brackets)) applicable to qualified dividend income (but only to the extent that such Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and the Fund). Absent further legislation, the maximum 15% rate on qualified dividend income will cease to apply and qualified dividend income will be subject to tax rates of up to 39.6% in taxable years beginning after December 31, 2012.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains. "Net investment income" does not include exempt-interest dividends.

While the Tax-Advantaged Income Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from Federal income tax in order to meet the requirements necessary to pay out exempt interest dividends to its shareholders, if the Tax-Advantaged Income Fund fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to Federal income tax.

The Funds' SAI contains more information about taxes.

49

SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information in the following tables for the years ended August 31, 2006, 2007, 2008, 2009 and 2010 has been derived from each Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with each Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST — FOR THE YEARS OR PERIODS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Intermediate-Term Municipal Fund
CLASS A
2010	$10.83	$0.38	$0.65	$1.03	$(0.38)	$—	$(0.38)	$11.48	9.71%	$937,231	0.63%	0.86%	3.45%	20%
2009	10.70	0.38	0.13 ††	0.51	(0.38)	—	(0.38)	10.83	4.92	812,639	0.63	0.86	3.61	36
2008	10.63	0.38	0.07	0.45	(0.38)	—	(0.38)	10.70	4.26	1,119,100	0.62	0.85	3.49	36
2007	10.81	0.39	(0.18)	0.21	(0.39)	—	(0.39)	10.63	1.94	1,152,018	0.60	0.86	3.62	34
2006	10.98	0.37	(0.14)	0.23	(0.37)	(0.03)	(0.40)	10.81	2.18	1,046,278	0.60	0.86	3.48	34
Short Duration Municipal Fund
CLASS A
2010	$10.16	$0.18	$—	$0.18	$(0.18)	$(0.05)	$(0.23)	$10.11	1.79%	$572,521	0.63%	0.86%	1.75%	33%
2009	10.06	0.27	0.10	0.37	(0.27)	—	(0.27)	10.16	3.70	434,025	0.63	0.86	2.68	68
2008	9.93	0.30	0.13	0.43	(0.30)	—	(0.30)	10.06	4.37	348,751	0.62	0.86	2.95	38
2007	9.92	0.31	0.01	0.32	(0.31)	—	(0.31)	9.93	3.23	292,216	0.60	0.86	3.12	28
2006	9.94	0.25	(0.02)	0.23	(0.25)	—	(0.25)	9.92	2.33	209,589	0.60	0.86	2.50	28

50

SEI / PROSPECTUS

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
California Municipal Bond Fund
CLASS A
2010	$10.24	$0.35	$0.61	$0.96	$(0.35)	$—	$(0.35)	$10.85	9.56%	$165,191	0.60%	0.86%	3.36%	7%
2009	10.22	0.34	0.06 ††	0.40	(0.34)	(0.04)	(0.38)	10.24	4.11	145,833	0.60	0.86	3.40	25
2008	10.04	0.34	0.18	0.52	(0.34)	— (1)	(0.34)	10.22	5.29	220,938	0.60	0.85	3.34	16
2007	10.18	0.35	(0.13)	0.22	(0.35)	(0.01)	(0.36)	10.04	2.13	219,744	0.60	0.86	3.45	14
2006	10.36	0.35	(0.15)	0.20	(0.35)	(0.03)	(0.38)	10.18	2.03	196,102	0.60	0.87	3.50	32
Massachusetts Municipal Bond Fund
CLASS A
2010	$10.26	$0.32	$0.61	$0.93	$(0.32)	$(0.04)	$(0.36)	$10.83	9.23%	$38,439	0.63%	0.86%	3.09%	14%
2009	9.99	0.35	0.30	0.65	(0.35)	(0.03)	(0.38)	10.26	6.67	33,578	0.63	0.86	3.51	20
2008	9.83	0.34	0.18	0.52	(0.34)	(0.02)	(0.36)	9.99	5.36	46,448	0.62	0.86	3.44	14
2007	9.94	0.35	(0.10)	0.25	(0.35)	(0.01)	(0.36)	9.83	2.51	42,238	0.60	0.86	3.52	13
2006	10.18	0.35	(0.16)	0.19	(0.35)	(0.08)	(0.43)	9.94	1.96	37,268	0.60	0.86	3.53	14
New Jersey Municipal Bond Fund
CLASS A
2010	$10.31	$0.33	$0.49	$0.82	$(0.33)	$—	$(0.33)	$10.80	8.06%	$79,941	0.60%	0.86%	3.12%	12%
2009	10.13	0.33	0.18	0.51	(0.33)	—	(0.33)	10.31	5.21	76,339	0.60	0.86	3.32	7
2008	9.95	0.33	0.18	0.51	(0.33)	—	(0.33)	10.13	5.18	125,383	0.60	0.86	3.26	10
2007	10.05	0.34	(0.10)	0.24	(0.34)	— (1)	(0.34)	9.95	2.41	118,700	0.60	0.86	3.36	21
2006	10.21	0.34	(0.16)	0.18	(0.34)	—	(0.34)	10.05	1.83	90,527	0.60	0.87	3.40	17
New York Municipal Bond Fund
CLASS A
2010	$10.52	$0.33	$0.56	$0.89	$(0.33)	$—	$(0.33)	$11.08	8.59%	$111,621	0.60%	0.86%	3.07%	10%
2009	10.37	0.35	0.19	0.54	(0.35)	(0.04)	(0.39)	10.52	5.33	100,387	0.60	0.86	3.40	10
2008	10.20	0.34	0.18	0.52	(0.34)	(0.01)	(0.35)	10.37	5.16	151,827	0.60	0.85	3.32	15
2007	10.26	0.35	(0.06)	0.29	(0.35)	— (1)	(0.35)	10.20	2.88	151,008	0.60	0.86	3.41	8
2006	10.44	0.35	(0.14)	0.21	(0.35)	(0.04)	(0.39)	10.26	2.03	133,089	0.60	0.86	3.38	13

51

SEI / PROSPECTUS

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Pennsylvania Municipal Bond Fund
CLASS A
2010	$10.15	$0.36	$0.56	$0.92	$(0.36)	$—	$(0.36)	$10.71	9.21%	$56,367	0.63%	0.84%	3.45%	15%
2009	10.25	0.38	(0.10)	0.28	(0.38)	—	(0.38)	10.15	2.88	47,932	0.63	0.92	3.79	15
2008	10.28	0.40	(0.02)	0.38	(0.40)	(0.01)	(0.41)	10.25	3.77	81,073	0.62	0.83	3.87	14
2007	10.43	0.42	(0.15)	0.27	(0.42)	—	(0.42)	10.28	2.61	77,775	0.60	0.84	4.04	23
2006	10.63	0.42	(0.18)	0.24	(0.42)	(0.02)	(0.44)	10.43	2.31	64,573	0.60	0.84	4.00	7
Tax-Advantaged Income Fund
CLASS A
2010	$8.59	$0.46	$0.93	$1.39	$(0.45)	$—	$(0.45)	$9.53	16.51%	$212,409	0.86%	1.13%	4.98%	18%
2009	8.95	0.50	(0.37)††	0.13	(0.49)	—	(0.49)	8.59	2.34	161,118	0.86	1.13	6.45	16
2008 **	10.00	0.47	(1.07)	(0.60)	(0.45)	— (1)	(0.45)	8.95	(6.15)	104,718	0.86	1.15	5.16	41

* Per share calculations were performed using average shares.

** The Tax-Advantaged Income Fund commenced operations on September 4, 2007. All ratios have been annualized.

† Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†† The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1) Amount represents less than $0.01 per share.

Amounts designated as "—" are $0 or have been rounded to $0.

52

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2010 includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Funds do not have a website, but you may obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

SEI-F-008 (12/10)

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

FUND SUMMARY	1

Investment Goal	1

Fees and Expenses	1

Portfolio Turnover	2

Principal Investment Strategies	2

Principal Risks	2

Performance Information	3

Management	4

Purchase and Sale of Fund Shares	4

Tax Information	4

Payments to Broker-Dealers and Other Financial Intermediaries	4

MORE INFORMATION ABOUT THE FUND	5

MORE INFORMATION ABOUT RISKS	5

Risk Information Common to the Funds	5

More Information About Principal Risks	5

GLOBAL ASSET ALLOCATION	7

INFORMATION ABOUT THE FUNDS' BENCHMARK INDICES	7

INVESTMENT ADVISER AND SUB-ADVISER	8

Information About Fee Waivers	8

Sub-Adviser and Portfolio Manager	9

PURCHASING, EXCHANGING AND SELLING FUND SHARES	9

HOW TO PURCHASE FUND SHARES	9

Pricing of Fund Shares	10

Frequent Purchases and Redemptions of Fund Shares	11

Foreign Investors	12

Customer Identification and Verification and Anti-Money Laundering Program	12

HOW TO EXCHANGE YOUR FUND SHARES	13

HOW TO SELL YOUR FUND SHARES	13

Receiving Your Money	13

Redemptions in Kind	14

Suspension of Your Right to Sell Your Shares	14

Redemption Fee	14

Telephone Transactions	15

DISTRIBUTION AND SERVICE OF FUND SHARES	15

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	15

DIVIDENDS, DISTRIBUTIONS AND TAXES	15

Dividends and Distributions	15

Taxes	16

FINANCIAL HIGHLIGHTS	17

HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

SEI / PROSPECTUS

PENNSYLVANIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal

Current income exempt from Federal and Pennsylvania income taxes consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class B Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class B Shares
Management Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	0.54%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses	0.90%†

† The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Pennsylvania Municipal Bond Fund — Class B Shares	$92	$287	$498	$1,108

1

SEI / PROSPECTUS

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Pennsylvania Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and Pennsylvania state income taxes. The principal issuers of these securities are state and local governments and their agencies located in Pennsylvania, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a sub-adviser to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The sub-adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the sub-adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The sub-adviser will strive to maintain an average weighted portfolio maturity of seven years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

Municipal Securities Risk — State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

Loss of money is a risk of investing in the Fund.

2

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten years, and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for the last ten years. The performance information shown is based on full calendar years.

Best Quarter: 5.30% (09/30/09)

Worst Quarter: -2.36% (06/30/04)

The Fund's Class B total return from January 1, 2010 to September 30, 2010 was 6.60%.

Average Annual Total Returns (for the periods ended December 31, 2009)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pennsylvania Municipal Bond Fund — Class B Shares	1 Year	5 Years	10 Years	Since Inception (8/14/1989)*
Return Before Taxes	8.27%	3.24%	4.68%	5.27%
Return After Taxes on Distributions	8.27%	3.23%	4.64%	5.20%
Return After Taxes on Distributions and Sale of Fund Shares	6.75%	3.35%	4.64%	5.21%
Barclays Capital MF Pennsylvania Intermediate Municipal Index (reflects no deduction for fees, expenses or taxes)	7.71%	4.41%	5.46%	N/A

* The Barclays Capital MF Pennsylvania Intermediate Municipal Index returns for the Since Inception period are not provided since index returns are not available prior to June 30, 1993.

3

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Standish Mellon Asset Management Company LLC	Daniel Rabasco	Since 1998	Chief Investment Officer

Purchase and Sale of Fund Shares

The minimum initial investment for Class B Shares is $100,000 with minimum subsequent investments of $1,000. The Fund may accept investments of smaller amounts at its discretion. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or the Fund's authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends which are exempt from Federal income tax and may also be exempt from certain state and/or local taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal, state and local income tax, including the Federal alternative minimum tax. For additional information, please see the "Taxes" section on page 16.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

4

SEI / PROSPECTUS

MORE INFORMATION ABOUT THE FUNDS

SEI Tax Exempt Trust is a mutual fund family that offers shares in separate investment portfolios (each, a Fund, and together, the Funds). Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers), who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if SIMC or the Sub-Advisers believe the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect security markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which those securities trade. The effect on the Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Fund:

Below Investment Grade Securities (Junk Bonds) — The Fund may invest in below investment grade securities (junk bonds). Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign

5

SEI / PROSPECTUS

governments, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Credit — The Fund is subject to credit risk, which means it is subject to the risk that a decline in the credit quality of an investment could cause the Funds to lose money. Although the Fund primarily invests in investment grade securities, the Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Fixed Income Market — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate — The Funds are subject to interest risk. Interest rate risk is the risk that the Fund's yields will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities while a fall in interest rates typically causes a rise in values in such securities.

Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Municipal Securities — The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security may also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A

6

SEI / PROSPECTUS

strategy to invest in investment grade securities reduces but does not eliminate this risk. Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

GLOBAL ASSET ALLOCATION

In addition to managing the Fund, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Fund is designed in part to implement those Strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other SIMC-advised mutual funds varies, as does the investment risk/return potential represented by the Fund and other SIMC-advised mutual funds. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of the Fund and other SIMC-advised mutual funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility. As a result, a Strategy may reduce risk.

In managing the Fund SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Fund and other SIMC-advised mutual funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of the Fund and other SIMC-advised mutual funds in distinct segments of the market or class represented by the Fund and other SIMC-advised mutual funds. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. SIMC constantly monitors and evaluates managers for the Fund and other SIMC-advised mutual funds to ensure that they do not deviate from their stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the Fund and other SIMC-advised mutual funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies which reflect significant changes in allocation among the Fund and other SIMC-advised mutual funds. Since a large portion of the assets in the Fund and other SIMC-advised mutual funds may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Fund and other SIMC-advised mutual funds. While reallocations are intended to benefit investors that invest in the Fund and other SIMC-advised mutual funds through the Strategies, they could in certain cases have a detrimental effect the Fund and other SIMC-advised mutual funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy, and causing the Fund to incur taxable gains. SIMC seeks to manage the impact to the Fund resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUND'S BENCHMARK INDEX

The following information describes the index referred to in the Performance Information section of this Prospectus.

The Barclays Capital MF Pennsylvania Intermediate Municipal Index is a subset of the Barclays Capital Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is

7

SEI / PROSPECTUS

comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies with maturities between 5 and 10 years.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund's assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, a Securities and Exchange Commission registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Fund. As of November 30, 2010, SIMC had approximately $90.2 billion in assets under management. For the fiscal year ended August 31, 2010, SIMC received investment advisory fees, after fee waivers, of 0.27% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory and sub-advisory agreements is available in the Fund's annual report, which covers the period September 1, 2009 through August 31, 2010.

Information About Fee Waivers

The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown in the Annual Fund Operating Expenses Table in the Fund Summary section because the Fund's adviser, the Fund's administrator and/or the Fund's distributor, voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowing, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The voluntary waivers of the Fund's adviser, Fund's administrator and Fund's distributor are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (AFFE). The Fund's adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follow:

Fund Name — Class B Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers) excluding AFFE, if aplicable)*
Pennsylvania Municipal Bond Fund	0.90%	0.49%	0.48%

* AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in underlying funds during the most recent fiscal year.

8

SEI / PROSPECTUS

Sub-Adviser and Portfolio Manager

Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC (Standish), located at 201 Washington Street, Boston, Massachusetts 02108, serves as a sub-adviser to the Intermediate-Term Municipal Fund. Daniel Rabasco, Chief Investment Officer of Tax Sensitive Strategies, is responsible for the management of the portion of the Intermediate-Term Municipal Fund's assets allocated to Standish. Mr. Rabasco joined Standish in 1998 and has 23 years of investment experience.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Fund.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class B Shares of the Fund. The Fund offers Class B Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day.

Financial institutions and intermediaries may purchase, sell or exchange Class B Shares by placing orders with the Transfer Agent or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in the Fund in any twelve-month period). For more information regarding the Fund's policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of the Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

The Fund calculates its net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time

9

SEI / PROSPECTUS

for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price.

Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value and is described in more detail in the SAI. SIMC or the Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Fund's administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Fund's administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or the Sub-Adviser, as applicable, or if the Fund's administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

The Fund's Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of the Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees. The Fund's Fair Value Procedures are implemented through the Committee designated by the Fund's Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

10

SEI / PROSPECTUS

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the prices of securities with similar characteristics (e.g., duration and credit quality), the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.

The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Fund to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in the Fund in any twelve-month period. A round trip involves the purchase of shares of the Fund and subsequent redemption of all or most of those shares. An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.  if the Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund in its sole discretion also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund's policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders. When

11

SEI / PROSPECTUS

applying the Fund's policies, the Fund may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund's monitoring techniques are intended to identify and deter short-term trading in the Fund. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund's monitoring techniques. Operational or technical limitations may also limit the Fund's ability to identify short-term trading activity.

The Fund and/or its service providers have entered into agreements with financial intermediaries that require them to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Fund may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Fund.

Certain of the SEI funds are sold to participant-directed employee benefit plans. The Fund's ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

12

SEI / PROSPECTUS

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's NAV if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class B Shares of the Fund for Class B Shares of any other fund of SEI Tax Exempt Trust on any Business Day by contacting the Fund directly by mail. For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed to not be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

13

SEI / PROSPECTUS

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Rights to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Redemption Fee

The Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor, or multiple accounts managed by the same discretionary investment manager), that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for the Fund.

The purpose of the redemption fee is to offset the cost to the Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30 day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30 day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee only applies to shares purchased after August 12, 2010 and will apply to shares purchased with reinvested dividends or distributions.

14

SEI / PROSPECTUS

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class B Shares. The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund's SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. For Class B Shares, administrative servicing fees, as a percentage of average daily net assets, may be up to 0.05%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund's policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

15

SEI / PROSPECTUS

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event.

The Fund intends to make distributions the majority of which consist of exempt-interest dividends which are exempt from Federal income tax. The Fund also intends to distribute income that is exempt from Pennsylvania (and in some cases, local) income taxes. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes, including the Federal alternative minimum tax. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

The Fund's SAI contains more information about taxes.

16

SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class B Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information in the following table for the years ended August 31, 2006, 2007, 2008, 2009 and 2010 has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST — FOR THE YEARS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Pennsylvania Municipal Bond Fund
CLASS B
2010	$10.16	$0.37	$0.56	$0.93	$(0.37)	$—	$(0.37)	$10.72	9.35%	$24,812	0.48%	0.89%	3.60%	15%
2009	10.25	0.39	(0.09)	0.30	(0.39)	—	(0.39)	10.16	3.11	25,946	0.48	0.97	3.92	15
2008	10.28	0.41	(0.02)	0.39	(0.41)	(0.01)	(0.42)	10.25	3.90	25,544	0.48	0.88	4.01	14
2007	10.43	0.43	(0.15)	0.28	(0.43)	—	(0.43)	10.28	2.74	27,767	0.48	0.89	4.16	23
2006	10.63	0.43	(0.18)	0.25	(0.43)	(0.02)	(0.45)	10.43	2.43	42,779	0.48	0.89	4.12	7

* Per share calculations were performed using average shares.

† Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "—" are $0 or have been rounded to $0.

17

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2010 includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Fund does not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

SEI-F-131 (12/10)

SEI Tax Exempt Trust

Prospectus as of December 31, 2010

Pennsylvania Municipal Bond Fund
(SEIPX)

Class B

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class B Shares of the Pennsylvania Municipal Bond Fund are not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

FUND SUMMARY	1

Investment Goal	1

Fees and Expenses	1

Principal Investment Strategies	1

Principal Risks	2

Performance Information	3

Management	3

Purchase and Sale of Fund Shares	3

Tax Information	4

Payments to Broker-Dealers and Other Financial Intermediaries	4

MORE INFORMATION ABOUT THE FUND	5

Risk Information	5

INVESTMENT ADVISER AND SUB-ADVISER	6

Information About Fee Waivers	6

Sub-Adviser and Portfolio Manager	6

PURCHASING, EXCHANGING AND SELLING FUND SHARES	7

HOW TO PURCHASE FUND SHARES	7

Pricing of Fund Shares	8

Frequent Purchases and Redemptions of Fund Shares	8

Foreign Investors	8

Customer Identification and Verification and Anti-Money Laundering Program	8

HOW TO EXCHANGE YOUR FUND SHARES	9

HOW TO SELL YOUR FUND SHARES	9

Receiving Your Money	10

Redemptions in Kind	10

Involuntary Sales of Your Shares	10

Suspension of Your Right to Sell Your Shares	10

Telephone Transactions	10

DISTRIBUTION AND SERVICE OF FUND SHARES	10

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	11

DIVIDENDS, DISTRIBUTIONS AND TAXES	11

Dividends and Distributions	11

Taxes	11

FINANCIAL HIGHLIGHTS	12

HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

SEI / PROSPECTUS

INSTITUTIONAL TAX FREE FUND

Fund Summary

Investment Goal

Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from Federal income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.04%
Distribution (12b-1) Fees	None
Other Expenses	0.66%
Total Annual Fund Operating Expenses	0.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Tax Free Fund — Class A Shares	$72	$224	$390	$871

Principal Investment Strategies

The Institutional Tax Free Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The sub-adviser purchases liquid

1

SEI / PROSPECTUS

securities with appropriate maturities (i.e., that meet the maturity requirements imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended) that offer competitive yields, and that are issued by financially sound issuers. The sub-adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes, tax-exempt commercial paper and industrial development bonds. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict Securities and Exchange Commission rules about the credit risk, maturity and diversification of its investments.

Principal Risks

Credit Risk — Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Income Risk — An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Municipal Securities Risk — State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten years, and by showing the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception. The

2

SEI / PROSPECTUS

Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 1.04% (12/31/00)

Worst Quarter: 0.03% (12/31/09)

The Fund's Class A total return from January 1, 2010 to September 30, 2010 was 0.04%.

Average Annual Total Returns (for the periods ended December 31, 2009)

Class A Shares	1 Year	5 Years	10 Years	Since Inception (11/3/1982)
Institutional Tax Free Fund	0.48%	2.25%	2.10%	3.40%

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Manager. Neuberger Berman Fixed Income LLC

Purchase and Sale of Fund Shares

The minimum initial investment for Class A Shares is $100,000. The Fund may accept investments of smaller amounts at its discretion. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or the Fund's authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

The Fund offers Class A Shares only to Eligible Investors. Eligible Investors are principally institutional investors, including, without limitation, defined benefit plans, defined contribution plans, health care defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, financial institutions trading through omnibus accounts, public plans and Taft-Hartley plans. The Fund reserves the right to determine which potential investors qualify as Eligible Investors.

3

SEI / PROSPECTUS

Shares held by a non-Eligible Investor either through an account with the Fund or through an omnibus account with a financial institution, including those affiliated with the Fund's adviser, are subject to involuntary redemption by the Fund.

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends, which are exempt from Federal income tax and may also be exempt from certain state and/or local taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal, state and local tax, including the Federal alternative minimum tax. For additional information, please see the "Taxes" section on page 11.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

4

SEI / PROSPECTUS

MORE INFORMATION ABOUT THE FUND

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC or the Adviser) and one or more sub-advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Fund's sub-adviser (the Sub-Adviser) complies with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Fund's Board of Trustees.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if SIMC or the Sub-Adviser believes the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

This prospectus describes the Fund's primary investment strategies. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

Risk Information

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. No matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security may also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

5

SEI / PROSPECTUS

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund's assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, a Securities and Exchange Commission registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the adviser to the Fund. As of November 30, 2010, SIMC had approximately $90.2 billion in assets under management. For the fiscal year ended August 31, 2010, SIMC received investment advisory fees of 0.04% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory and sub-advisory agreements is available in the Fund's annual report, which covers the period September 1, 2009 through August 31, 2010.

Information About Fee Waivers

The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown in the Annual Fund Operating Expenses Table in the Fund Summary section because the Fund's adviser, the Fund's administrator and/or the Fund's distributor, voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Fund Name — Class A Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)
Institutional Tax Free Fund	0.70%	0.29%

Sub-Adviser and Portfolio Manager

Neuberger Berman Fixed Income LLC: Neuberger Berman Fixed Income LLC (NB), 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603, serves as the Sub-Adviser to the Fund. Janet Fiorenza, Managing Director, is responsible for the management of the portion of the Fund's assets allocated to NB.

6

SEI / PROSPECTUS

Ms. Fiorenza is the Head of Municipal Cash Management. Prior to joining NB in 2005, Ms. Fiorenza was Co-head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

The SAI provides additional information about the portfolio manager's compensation, other accounts it manages and its ownership, if any, of securities in the Fund.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class A Shares of the Fund. The Fund offers Class A Shares only to Eligible Investors (as that term is defined on page 3). For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. However, the Fund may close early on days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Eligible Investors may purchase, sell or exchange Class A Shares by placing orders with the Transfer Agent or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interest of the Fund or its shareholders and could adversely affect the Fund or its operations.

You may be eligible to purchase other classes of shares of the Fund. However, you may only purchase a class of shares that your financial institution or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

The Fund calculates its NAV once each Business Day as of 3:00 p.m., Eastern Time, or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund (or its authorized intermediary) must receive your purchase order in proper form before 3:00 p.m., Eastern Time and federal funds (readily available funds) before 3:00 p.m., Eastern Time.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

7

SEI / PROSPECTUS

You will have to follow procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price. Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Fund with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund's expectation that, as a money market fund, it will be used by certain investors for short-term investment purposes.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

8

SEI / PROSPECTUS

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's NAV if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class A Shares of the Fund for Class A Shares of any other fund of SEI Tax Exempt Trust on any Business Day by contacting the Fund directly by mail. For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell your Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 1:30 p.m., Eastern Time for your redemption to be processed that day.

9

SEI / PROSPECTUS

Receiving Your Money

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below the required minimum, $100,000 for Class A Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to

10

SEI / PROSPECTUS

Financial Advisors. For additional information, please see the Fund's SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five (5) calendar days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month and other information regarding the Fund's portfolio and its portfolio holdings shall be made available on the Portfolio Holdings Website. This information shall remain on the Portfolio Holdings Website until the fifth calendar day of the thirteenth calendar month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund's policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to make distributions consisting of exempt-interest dividends, which are exempt from Federal income tax. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes, including the Federal alternative minimum tax. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

The Fund's SAI contains more information about taxes.

11

SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information in the following table for the years ended August 31, 2006, 2007, 2008, 2009 and 2010 has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST — FOR THE YEARS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets
Institutional Tax Free Fund
CLASS A
2010	$1.00	$0.001	$—	$0.001	$(0.001)	$—	(1)	$(0.001)	$1.00	0.08%	$830,532	0.29	%(3)	0.70%	0.09%
2009	1.00	0.012	—	0.012	(0.012)	—	(1)	(0.012)	1.00	1.22	1,109,466	0.37	(2)(3)	0.72	1.14
2008	1.00	0.024	—	0.024	(0.024)	—		(0.024)	1.00	2.44	1,128,205	0.33		0.68	2.39
2007	1.00	0.033	—	0.033	(0.033)	—		(0.033)	1.00	3.39	920,166	0.33		0.69	3.34
2006	1.00	0.029	—	0.029	(0.029)	—		(0.029)	1.00	2.90	786,745	0.33		0.69	2.85

* Per share calculations were performed using average shares.

† Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Amount represents less than $0.001 per share.

(2) The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.37%.

(3) The Distributor and/or Administrator has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Institutional Tax Free Fund in order to limit the one-day net income yield of the Fund to not less than 0.05% of the Fund's average daily net assets of the share class. Had this waiver and the Treasury Guarantee Program expense been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio.

Amounts designated as "—" are $0 or have been rounded to $0.

12

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2010 includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Fund does not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

CMS-F-004 (12/10)

SEI Tax Exempt Trust

Prospectus as of December 31, 2010

Institutional Tax Free Fund
(TXWXX)

Class A

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A Shares of the Institutional Tax Free Fund are not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

FUND SUMMARY	1

Investment Goal	1

Fees and Expenses	1

Principal Investment Strategies	2

Principal Risks	2

Performance Information	3

Management	4

Purchase and Sale of Fund Shares	4

Tax Information	4

Payments to Broker-Dealers and Other Financial Intermediaries	4

MORE INFORMATION ABOUT THE FUND	5

Risk Information	5

INVESTMENT ADVISER AND SUB-ADVISER	6

Information About Fee Waivers	6

Sub-Adviser and Portfolio Manager	6

PURCHASING, EXCHANGING AND SELLING FUND SHARES	7

HOW TO PURCHASE FUND SHARES	7

Pricing of Fund Shares	8

Frequent Purchases and Redemptions of Fund Shares	8

Foreign Investors	8

Customer Identification and Verification and Anti-Money Laundering Program	8

HOW TO EXCHANGE YOUR FUND SHARES	9

HOW TO SELL YOUR FUND SHARES	9

Receiving Your Money	10

Redemptions in Kind	10

Involuntary Sales of Your Shares	10

Suspension of Your Right to Sell Your Shares	10

Telephone Transactions	10

DISTRIBUTION AND SERVICE OF FUND SHARES	10

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	11

DIVIDENDS, DISTRIBUTIONS AND TAXES	11

Dividends and Distributions	11

Taxes	11

FINANCIAL HIGHLIGHTS	12

HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

SEI / PROSPECTUS

INSTITUTIONAL TAX FREE FUND

Fund Summary

Investment Goal

Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from Federal income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class B Shares
Management Fees	0.04%
Distribution (12b-1) Fees	None
Other Expenses	0.70%
Total Annual Fund Operating Expenses	0.74%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Tax Free Fund — Class B Shares	$76	$237	$411	$918

1

SEI / PROSPECTUS

Principal Investment Strategies

The Institutional Tax Free Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The sub-adviser purchases liquid securities with appropriate maturities (i.e., that meet the maturity requirements imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended) that offer competitive yields, and that are issued by financially sound issuers. The sub-adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes, tax-exempt commercial paper and industrial development bonds. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict Securities and Exchange Commission rules about the credit risk, maturity and diversification of its investments.

Principal Risks

Credit Risk — Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Income Risk — An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Municipal Securities Risk — State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten years, and by showing the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 0.97% (12/31/00)

Worst Quarter: 0.01% (09/30/09)

The Fund's Class B total return from January 1, 2010 to September 30, 2010 was 0.04%.

Average Annual Total Returns (for the periods ended December 31, 2009)

Class B Shares	1 Year	5 Years	10 Years	Since Inception (10/15/1990)
Institutional Tax Free Fund	0.29%	1.97%	1.81%	2.43%

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

3

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Manager. Neuberger Berman Fixed Income LLC

Purchase and Sale of Fund Shares

The minimum initial investment for Class B Shares is $100,000. The Fund may accept investments of smaller amounts at its discretion. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or its authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends, which are exempt from Federal income tax and may also be exempt from certain state and/or local taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal, state and local income tax, including the Federal alternative minimum tax. For additional information, please see the "Taxes" section on page 11.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

4

SEI / PROSPECTUS

MORE INFORMATION ABOUT THE FUND

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more sub-advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Fund's sub-adviser (the Sub-Adviser) complies with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Fund's Board of Trustees.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that the Fund will achieve its investment goal.

This prospectus describes the Fund's primary investment strategies. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

Risk Information

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. No matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security may also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

5

SEI / PROSPECTUS

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund's assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, a Securities and Exchange Commission registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Fund. As of November 30, 2010, SIMC had approximately $90.2 billion in assets under management. For the fiscal year ended August 31, 2010, SIMC received investment advisory fees of 0.04% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory and sub-advisory agreements is available in the Fund's annual report, which covers the period September 1, 2009 through August 31, 2010.

Information About Fee Waivers

The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown in the Annual Fund Operating Expenses Table in the Fund Summary section because the Fund's adviser, the Fund's administrator and/or the Fund's distributor, voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Fund Name — Class B Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)
Institutional Tax Free Fund	0.74%	0.30%

Sub-Adviser and Portfolio Manager

Neuberger Berman Fixed Income LLC: Neuberger Berman Fixed Income LLC (NB), 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603, serves as the Sub-Adviser to the Fund. Janet Fiorenza, Managing Director, is responsible for the management of the portion of the Fund's assets allocated to NB. Ms. Fiorenza is the Head of Municipal Cash Management. Prior to joining NB in 2005,

6

SEI / PROSPECTUS

Ms. Fiorenza was Co-head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

The SAI provides additional information about the portfolio manager's compensation, other accounts it manages and its ownership, if any, of securities in the Fund.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class B Shares of the Fund. The Fund offers Class B Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. However, the Fund may close early on days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase, sell or exchange Class B Shares by placing orders with the Transfer Agent or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

You may be eligible to purchase other classes of shares of the Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

The Fund calculates its net asset value per share (NAV) once each Business Day as of 3:00 p.m., Eastern Time, or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund (or its authorized intermediary) must receive your purchase order in proper form before 3:00 p.m., Eastern Time and federal funds (readily available funds) before 3:00 p.m., Eastern Time.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

7

SEI / PROSPECTUS

You will have to follow procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price. Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Fund with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund's expectation that as a money market fund, it will be used by certain investors for short-term investment purposes.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the

8

SEI / PROSPECTUS

application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's NAV if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class B Shares of the Fund for Class B Shares of any other fund of SEI Tax Exempt Trust on any Business Day by contacting the Fund directly by mail. For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 1:30 p.m., Eastern Time for your redemption to be processed that day.

9

SEI / PROSPECTUS

Receiving Your Money

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below the required minimum, $100,000 for Class B Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class B Shares.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund's SAI. You can also ask your

10

SEI / PROSPECTUS

Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. For Class B Shares, administrative servicing fees, as a percentage of average daily net assets, may be up to 0.05%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five (5) calendar days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month and other information regarding the Fund's portfolio and its portfolio holdings shall be made available on the Portfolio Holdings Website. This information shall remain on the Portfolio Holdings Website until the fifth calendar day of the thirteenth calendar month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund's policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to make distributions consisting of exempt-interest dividends, which are exempt from Federal income tax. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes, including the Federal alternative minimum tax. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

The Fund's SAI contains more information about taxes.

11

SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class B Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information in the following table for the years ended August 31, 2006, 2007, 2008, 2009 and 2010 has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST — FOR THE YEARS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets
Institutional Tax Free Fund
Class B
2010	$1.00	$0.001	$—	$0.001	$(0.001)	$—	(1)	$(0.001)	$1.00	0.07%	$178,900	0.30	%(3)	0.74%	0.07%
2009	1.00	0.009	—	0.009	(0.009)	—	(1)	(0.009)	1.00	0.94	241,788	0.64	(2)(3)	0.75	0.93
2008	1.00	0.021	—	0.021	(0.021)	—		(0.021)	1.00	2.14	384,626	0.63		0.73	2.10
2007	1.00	0.030	—	0.030	(0.030)	—		(0.030)	1.00	3.09	329,241	0.63		0.74	3.04
2006	1.00	0.026	—	0.026	(0.026)	—		(0.026)	1.00	2.59	297,434	0.63		0.74	2.55

* Per share calculations were performed using average shares.

† Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Amount represents less than $0.001 per share.

(2) The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.64%.

(3) The Distributor and/or Administrator has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Institutional Tax Free Fund in order to limit the one-day net income yield of the Fund to not less than 0.05% of the Fund's average daily net assets of the share class. Had this waiver and the Treasury Guarantee Program expense been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio.

Amounts designated as "—" are $0 or have been rounded to $0.

12

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2010 includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Fund does not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

CMS-F-006 (12/10)

SEI Tax Exempt Trust

Prospectus as of December 31, 2010

Institutional Tax Free Fund
(SITXX)

Class B

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class B Shares of the Institutional Tax Free Fund are not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

FUND SUMMARY	1

Investment Goal	1

Fees and Expenses	1

Principal Investment Strategies	2

Principal Risks	2

Performance Information	3

Management	4

Purchase and Sale of Fund Shares	4

Tax Information	4

Payments to Broker-Dealers and Other Financial Intermediaries	4

MORE INFORMATION ABOUT THE FUND	5

Risk Information	5

INVESTMENT ADVISER AND SUB-ADVISER	6

Information About Fee Waivers	6

Sub-Adviser and Portfolio Manager	6

PURCHASING, EXCHANGING AND SELLING FUND SHARES	7

HOW TO PURCHASE FUND SHARES	7

Pricing of Fund Shares	8

Frequent Purchases and Redemptions of Fund Shares	8

Foreign Investors	8

Customer Identification and Verification and Anti-Money Laundering Program	8

HOW TO EXCHANGE YOUR FUND SHARES	9

HOW TO SELL YOUR FUND SHARES	9

Receiving Your Money	10

Redemption in Kind	10

Involuntary Sales of Your Shares	10

Suspension of Your Right to Sell Your Shares	10

Telephone Transactions	10

DISTRIBUTION AND SERVICE OF FUND SHARES	10

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	11

DIVIDENDS, DISTRIBUTIONS AND TAXES	11

Dividends and Distributions	11

Taxes	11

FINANCIAL HIGHLIGHTS	12

HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

SEI / PROSPECTUS

INSTITUTIONAL TAX FREE FUND

Fund Summary

Investment Goal

Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from Federal income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class C Shares
Management Fees	0.04%
Distribution (12b-1) Fees	None
Other Expenses	0.91%
Total Annual Fund Operating Expenses	0.95%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Tax Free Fund — Class C Shares	$97	$303	$525	$1,166

1

SEI / PROSPECTUS

Principal Investment Strategies

The Institutional Tax Free Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The sub-adviser purchases liquid securities with appropriate maturities (i.e., that meet the maturity requirements imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended) that offer competitive yields, and that are issued by financially sound issuers. The sub-adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes, tax-exempt commercial paper and industrial development bonds. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict Securities and Exchange Commission rules about the credit risk, maturity and diversification of its investments.

Principal Risks

Credit Risk — Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Income Risk — An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Municipal Securities Risk — State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten years, and by showing the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 0.92% (12/31/00)

Worst Quarter: 0.01% (09/30/09)

The Fund's Class C total return from January 1, 2010 to September 30, 2010 was 0.04%.

Average Annual Total Returns (for the periods ended December 31, 2009)

Class C Shares	1 Year	5 Years	10 Years	Since Inception (9/11/1995)
Institutional Tax Free Fund	0.19%	1.79%	1.61%	1.99%

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

3

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. Neuberger Berman Fixed Income LLC

Purchase and Sale of Fund Shares

The minimum initial investment for Class C Shares is $100,000. The Fund may accept smaller amounts at its discretion. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or the Fund's authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends, which are exempt from Federal income tax and may also be exempt from certain state and/or local taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal, state and local income tax, including the Federal alternative minimum tax. For additional information, please see the "Taxes" section on page 11.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

4

SEI / PROSPECTUS

MORE INFORMATION ABOUT THE FUND

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more sub-advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Fund's sub-adviser (the Sub-Adviser) complies with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Fund's Board of Trustees.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that the Fund will achieve its investment goal.

This prospectus describes the Fund's primary investment strategies. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

Risk Information

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. No matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security may also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

5

SEI / PROSPECTUS

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund's assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, a Securities and Exchange Commission registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Fund. As of November 30, 2010, SIMC had approximately $90.2 billion in assets under management. For the fiscal year ended August 31, 2010, SIMC received investment advisory fees of 0.04% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory and sub-advisory agreements is available in the Fund's annual report, which covers the period September 1, 2009 through August 31, 2010.

Information About Fee Waivers

The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown in the Annual Fund Operating Expenses Table in the Fund Summary section because the Fund's adviser, the Fund's administrator and/or the Fund's distributor, voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowing, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Fund Name — Class C Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)
Institutional Tax Free Fund	0.95%	0.31%

Sub-Adviser and Portfolio Manager

Neuberger Berman Fixed Income LLC: Neuberger Berman Fixed Income LLC (NB), 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603, serves as the Sub-Adviser to the Fund. Janet Fiorenza, Managing Director, is responsible for the management of the portion of the Fund's assets allocated to NB. Ms. Fiorenza is the Head of Municipal Cash Management. Prior to joining NB in 2005,

6

SEI / PROSPECTUS

Ms. Fiorenza was Co-head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

The SAI provides additional information about the portfolio manager's compensation, other accounts it manages and its ownership, if any, of securities in the Fund.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class C Shares of the Fund. The Fund offers Class C Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day.

Financial institutions and intermediaries may purchase, sell or exchange Class C Shares by placing orders with the Transfer Agent or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

You may be eligible to purchase other classes of shares of the Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

The Fund calculates its net asset value per share (NAV) once each Business Day as of 3:00 p.m., Eastern Time, or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund (or its authorized intermediary) must receive your purchase order in proper form before 3:00 p.m., Eastern Time and federal funds (readily available funds) before 3:00 p.m., Eastern Time.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

7

SEI / PROSPECTUS

You will have to follow procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price. Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Fund with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund's expectation that as a money market fund, it will be used by certain investors for short-term investment purposes.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the

8

SEI / PROSPECTUS

application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's NAV if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class C Shares of the Fund for Class C Shares of any other fund of SEI Tax Exempt Trust on any Business Day by contacting the Fund directly by mail. For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 1:30 p.m., Eastern Time for your redemption to be processed that day.

9

SEI / PROSPECTUS

Receiving Your Money

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below the required minimum, $100,000 for Class C Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class C Shares.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund's SAI. You can also ask your

10

SEI / PROSPECTUS

Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. For Class C Shares, administrative servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five (5) calendar days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month and other information regarding the Fund's portfolio and its portfolio holdings shall be made available on the Portfolio Holdings Website. This information shall remain on the Portfolio Holdings Website until the fifth calendar day of the thirteenth calendar month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund's policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to make distributions consisting of exempt-interest dividends, which are exempt from Federal income tax. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes, including the Federal alternative minimum tax. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

The Fund's SAI contains more information about taxes.

11

SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class C Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information in the following table for the years ended August 31, 2006, 2007, 2008, 2009 and 2010 has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST — FOR THE YEARS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets
Institutional Tax Free Fund
Class C
2010	$1.00	$0.001	$—	$0.001	$(0.001)	$—	(1)	$(0.001)	$1.00	0.06%	$5,710	0.31	%(3)	0.95%	0.07%
2009	1.00	0.008	—	0.008	(0.008)	—	(1)	(0.008)	1.00	0.78	14,699	0.81	(2)(3)	0.92	0.82
2008	1.00	0.019	—	0.019	(0.019)	—		(0.019)	1.00	1.93	17,278	0.83		0.93	1.96
2007	1.00	0.028	—	0.028	(0.028)	—		(0.028)	1.00	2.87	33,056	0.83		0.94	2.85
2006	1.00	0.024	—	0.024	(0.024)	—		(0.024)	1.00	2.38	21,541	0.83		0.94	2.37

* Per share calculations were performed using average shares.

† Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Amount represents less than $0.001 per share.

(2) The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.81%.

(3) The Distributor and/or Administrator has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Institutional Tax Free Fund in order to limit the one-day net income yield of the Fund to not less than 0.05% of the Fund's average daily net assets of the share class. Had this waiver and the Treasury Guarantee Program expense been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio.

Amounts designated as "—" are $0 or have been rounded to $0.

12

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2010 includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Fund does not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

CMS-F-025 (12/10)

SEI Tax Exempt Trust

Prospectus as of December 31, 2010

Institutional Tax Free Fund
(SFCXX)

Class C

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class C Shares of the Institutional Tax Free Fund are not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

FUND SUMMARY	1

Investment Goal	1

Fees and Expenses	1

Principal Investment Strategies	2

Principal Risks	2

Performance Information	3

Management	4

Purchase and Sale of Fund Shares	4

Tax Information	4

Payments to Broker-Dealers and Other Financial Intermediaries	4

MORE INFORMATION ABOUT THE FUND	5

Risk Information	5

INVESTMENT ADVISER AND SUB-ADVISER	6

Information About Fee Waivers	6

Sub-Adviser and Portfolio Manager	6

PURCHASING, EXCHANGING AND SELLING FUND SHARES	7

HOW TO PURCHASE FUND SHARES	7

Pricing of Fund Shares	8

Frequent Purchases and Redemptions of Fund Shares	8

Foreign Investors	8

Customer Identification and Verification and Anti-Money Laundering Program	8

HOW TO EXCHANGE YOUR FUND SHARES	9

HOW TO SELL YOUR FUND SHARES	9

Receiving Your Money	10

Redemptions in Kind	10

Involuntary Sales of Your Shares	10

Suspension of Your Right to Sell Your Shares	10

Telephone Transactions	10

DISTRIBUTION AND SERVICE OF FUND SHARES	10

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	11

DIVIDENDS, DISTRIBUTIONS AND TAXES	11

Dividends and Distributions	11

Taxes	11

Financial Highlights	12

HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

SEI / PROSPECTUS

TAX FREE FUND

Fund Summary

Investment Goal

Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from Federal income taxes.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.04%
Distribution (12b-1) Fees	None
Other Expenses	0.66%
Total Annual Fund Operating Expenses	0.70%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Tax Free Fund — Class A Shares	$72	$224	$390	$871

1

SEI / PROSPECTUS

Principal Investment Strategies

The Tax Free Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a sub-adviser to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The sub-adviser purchases liquid securities with appropriate maturities (i.e., that meet the maturity requirements imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended) that offer competitive yields, and that are issued by financially sound issuers. The sub-adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund invests in high quality, short-term debt securities, commonly known as money market instruments. These include municipal bonds, notes, tax-exempt commercial paper and industrial development bonds. The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities. The Fund follows strict Securities and Exchange Commission rules about the credit risk, maturity and diversification of its investments.

Principal Risks

Credit Risk — Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Income Risk — An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Municipal Securities Risk — State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2

SEI / PROSPECTUS

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten years, and by showing the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.00% (12/31/00)

Worst Quarter: 0.01% (12/31/09)

The Fund's Class A total return from January 1, 2010 to September 30, 2010 was 0.01%.

Average Annual Total Returns (for the periods ended December 31, 2009)

Class A Shares	1 Year	5 Years	10 Years	Since Inception (11/12/1982)
Tax Free Fund	0.34%	2.13%	1.96%	3.27%

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

3

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser. Neuberger Berman Fixed Income LLC

Purchase and Sale of Fund Shares

The minimum initial investment for Class A Shares is $100,000. The Fund may accept investments of smaller amounts at its discretion.

You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or the Fund's authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends, which are exempt from Federal income tax and may also be exempt from certain state and/or local taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal, state and local income tax, including the Federal alternative minimum tax. For additional information, please see the "Taxes" section on page 11.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

4

SEI / PROSPECTUS

MORE INFORMATION ABOUT THE FUND

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more sub-advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Fund's sub-adviser (the Sub-Adviser) complies with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Fund's Board of Trustees.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if SIMC or the Sub-Adviser believes the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

This prospectus describes the Fund's primary investment strategies. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

Risk Information

Investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. No matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

The Fund invests primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security may also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk.

5

SEI / PROSPECTUS

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

INVESTMENT ADVISER AND SUB-ADVISER

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund's assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, a Securities and Exchange Commission registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Fund. As of November 30, 2010, SIMC had approximately $90.2 billion in assets under management. For the fiscal year ended August 31, 2010, SIMC received investment advisory fees of 0.04% of the average daily net assets of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory and sub-advisory agreements is available in the Fund's annual report, which covers the period September 1, 2009 through August 31, 2010.

Information About Fee Waivers

The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown in the Annual Fund Operating Expenses Table in the Fund Summary section because the Fund's adviser, the Fund's administrator and/or the Fund's distributor, voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses were as follows:

Fund Name — Class A Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)
Tax Free Fund	0.70%	0.36%

Sub-Adviser and Portfolio Manager

Neuberger Berman Fixed Income LLC: Neuberger Berman Fixed Income LLC (NB), 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603, serves as the Sub-Adviser to the Fund. Janet Fiorenza, Managing Director, is responsible for the management of the portion of the Fund's assets allocated to NB. Ms. Fiorenza is the Head of Municipal Cash Management. Prior to joining NB in 2005, Ms. Fiorenza was Co-head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

6

SEI / PROSPECTUS

The SAI provides additional information about the portfolio manager's compensation, other accounts it manages and its ownership, if any, of securities in the Fund.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class A Shares of the Fund. The Fund offers Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. However, the Fund may close early on days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase, sell or exchange Class A Shares by placing orders with the Transfer Agent or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

The Fund calculates its net asset value per share (NAV) once each Business Day as of 4:00 p.m., Eastern Time, or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund (or its authorized intermediary) must receive your purchase order in proper form before 4:00 p.m., Eastern Time and federal funds (readily available funds) before 4:00 p.m., Eastern Time.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

7

SEI / PROSPECTUS

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price. Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Fund with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund's expectation that, as a money market fund, it will be used by certain investors for short-term investment purposes.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In

8

SEI / PROSPECTUS

certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's NAV if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class A Shares of the Fund for Class A Shares of certain other funds of SEI Tax Exempt Trust on any Business Day by contacting the Fund directly by mail. For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. The Fund must receive your redemption request before 2:00 p.m., Eastern Time for your redemption to be processed that day.

9

SEI / PROSPECTUS

Receiving Your Money

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below the required minimum, $100,000 for Class A Shares of the Fund, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund's SAI. You can also ask your

10

SEI / PROSPECTUS

Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. SIDCo. has voluntarily agreed to waive a portion of the shareholder servicing fees applicable to Class A Shares of the Fund. SIDCo. has no current intention to discontinue this voluntary waiver.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five (5) calendar days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month and other information regarding the Fund's portfolio and its portfolio holdings shall be made available on the Portfolio Holdings Website. This information shall remain on the Portfolio Holdings Website until the fifth calendar day of the thirteenth calendar month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund's policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to make distributions consisting of exempt-interest dividends, which are exempt from Federal income tax. The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes, including the Federal alternative minimum tax. Income exempt from Federal tax may be subject to state and local taxes. It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

The Fund's SAI contains more information about taxes.

11

SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information in the following table for the years ended August 31, 2006, 2007, 2008, 2009 and 2010 has been derived from the Fund's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST — FOR THE YEARS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

	Net Asset Value, Beginning of Period	Net Investment Income*		Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets
Tax Free Fund
Class A
2010	$1.00	$—	(1)	$—	$—	(1)	$— (1)	$—	(1)	$— (1)	$1.00	0.03%	$624,432	0.36	%(3)	0.70%	0.03%
2009	1.00	0.010		—	0.010		(0.010)	—	(1)	(0.010)	1.00	1.06	981,847	0.48	(2)(3)	0.72	1.01
2008	1.00	0.023		—	0.023		(0.023)	—		(0.023)	1.00	2.33	891,222	0.45		0.68	2.28
2007	1.00	0.032		—	0.032		(0.032)	—		(0.032)	1.00	3.28	707,142	0.45		0.68	3.23
2006	1.00	0.027		—	0.027		(0.027)	—		(0.027)	1.00	2.76	667,587	0.45		0.69	2.72

* Per share calculations were performed using average shares.

† Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Amount represents less than $0.001 per share.

(2) The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.48%.

(3) The Distributor and/or Administrator has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Tax Free Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund's average daily net assets of the share class. Had this waiver and the Treasury Guarantee Program expense been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio.

Amounts designated as "—" are $0 or have been rounded to $0.

12

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2010 includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Fund does not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

CMS-F-003 (12/10)

SEI Tax Exempt Trust

Prospectus as of December 31, 2010

Tax Free Fund
(TXEXX)

Class A

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A Shares of the Tax Free Fund are not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

FUND SUMMARY

INTERMEDIATE-TERM MUNICIPAL FUND	1

SHORT DURATION MUNICIPAL FUND	5

TAX-ADVANTAGED INCOME FUND	9

SUMMARY OF OTHER INFORMATION ABOUT THE FUNDS	14

Purchase and Sale of Fund Shares	14

Payments to Broker-Dealers and Other Financial Intermediaries	14

MORE INFORMATION ABOUT THE FUNDS	15

MORE INFORMATION ABOUT RISKS	15

Risk Information Common to the Funds	15

More Information About Principal Risks	15

GLOBAL ASSET ALLOCATION	17

MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDICES	18

INVESTMENT ADVISER AND SUB-ADVISERS	18

Information About Fee Waivers	19

Sub-Advisers and Portfolio Managers	19

PURCHASING, EXCHANGING AND SELLING FUND SHARES	20

HOW TO PURCHASE FUND SHARES	20

Pricing of Fund Shares	21

Frequent Purchases and Redemptions of Fund Shares	22

Foreign Investors	23

Customer Identification and Verification and Anti-Money Laundering Program	24

HOW TO EXCHANGE YOUR FUND SHARES	24

HOW TO SELL YOUR FUND SHARES	25

Receiving Your Money	25

Redemptions In Kind	25

Suspension of Your Right to Sell Your Shares	25

Redemption Fee	25

Telephone Transactions	26

DISTRIBUTION AND SERVICE OF FUND SHARES	26

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	26

DIVIDENDS, DISTRIBUTIONS AND TAXES	27

Dividends and Distributions	27

Taxes	27

FINANCIAL HIGHLIGHTS	28

HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

SEI / PROSPECTUS

INTERMEDIATE-TERM MUNICIPAL FUND

Fund Summary

Investment Goal

The highest level of income exempt from Federal income tax as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.33%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.11%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Intermediate-Term Municipal Fund — Class G Shares	$113	$353	$612	$1,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

1

SEI / PROSPECTUS

Principal Investment Strategies

The Intermediate-Term Municipal Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment philosophies to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. The sub-advisers and, to the extent applicable, SIMC select securities based on their view on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the sub-advisers and, to the extent applicable, SIMC will attempt to acquire securities that are underpriced relative to other eligible securities. The sub-advisers and, to the extent applicable, SIMC will strive to maintain an average dollar-weighted portfolio maturity of three to ten years for the Fund's entire portfolio. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

Municipal Securities Risk — State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

Loss of money is a risk of investing in the Fund.

2

SEI / PROSPECTUS

Performance Information

As of December 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten years and by showing how the Fund's average annual returns for 1, 5, and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.42% (09/30/09)

Worst Quarter: -2.23% (06/30/04)

The Fund's Class A total return from January 1, 2010 to September 30, 2010 was 6.68%.

Average Annual Total Returns (for the periods ended December 31, 2009)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Intermediate-Term Municipal Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception (9/5/1989)*
Return Before Taxes	10.65%	3.44%	4.59%	5.14%
Return After Taxes on Distributions	10.65%	3.44%	4.49%	5.07%
Return After Taxes on Distributions and Sale of Fund Shares	8.23%	3.45%	4.44%	5.04%
Barclays Capital 3-15 Year Intermediate Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)	9.46%	4.49%	5.60%	N/A

* The Barclays Capital 3-15 Year Intermediate Municipal Blend Index returns for the Since Inception period are not provided since index returns are not available prior to June 30, 1993.

3

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Delaware Management Company	Joseph R. Baxter Stephen J. Czepiel	Since 1999 Since 2004	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager Senior Vice President, Senior Portfolio Manager

Standish Mellon Asset Management Company LLC	Daniel Rabasco	Since 1998	Chief Investment Officer

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends which are exempt from Federal income tax and may also be exempt from certain state and/or local taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal, state and local income tax, including the Federal alternative minimum tax.

For important information about Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 15 of this prospectus.

4

SEI / PROSPECTUS

SHORT DURATION MUNICIPAL FUND

Fund Summary

Investment Goal

High level of income exempt from Federal income tax consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.33%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.11%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Short Duration Municipal Fund — Class G Shares	$113	$353	$612	$1,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

5

SEI / PROSPECTUS

Principal Investment Strategies

The Short Duration Municipal Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. Duration is a weighted average term-to-maturity of the security's cash flow. The weights are the present values of each cash flow as a percentage of the present value of all cash flows (i.e., the weights are the present value of each cash flow as a percentage of the bond's full price).

The Fund utilizes a sub-adviser to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. The sub-adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the sub-adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The sub-adviser will strive to maintain a portfolio duration of three years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

Principal Risks

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

Municipal Securities Risk — State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

Loss of money is a risk of investing in the Fund.

Performance Information

As of December 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten years, and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception,

6

SEI / PROSPECTUS

compared with those of a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 1.51% (12/31/08)

Worst Quarter: -0.26% (06/30/04)

The Fund's Class A total return from January 1, 2010 to September 30, 2010 was 0.95%.

Average Annual Total Returns (for the periods ended December 31, 2009)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Short Duration Municipal Fund — Class A Shares	1 Year	5 Years	Since Inception (11/13/2003)*
Return Before Taxes	3.42%	3.05%	2.63%
Return After Taxes on Distributions	3.28%	3.02%	2.61%
Return After Taxes on Distributions and Sale of Fund Shares	3.11%	2.97%	2.58%
Barclays Capital 1-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.49%	3.42%	3.00%

* Index returns are shown from November 30, 2003.

7

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Neuberger Berman Fixed Income LLC	Janet Fiorenza	Since 2005	Managing Director

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends which are exempt from Federal income tax and may also be exempt from certain state and/or local taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal, state and local income tax, including the Federal alternative minimum tax.

For important information about Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the "Summary of Other Information About the Funds" section on page 15 of this prospectus.

8

SEI / PROSPECTUS

TAX-ADVANTAGED INCOME FUND

Fund Summary

Investment Goal

Provide the highest level of income possible in a tax efficient manner.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES

(fees paid directly from your investment)	Class A Shares
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $10 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class G Shares
Management Fees	0.50%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.63%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses	1.39%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Advantaged Income Fund — Class G Shares	$142	$440	$761	$1,669

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

9

SEI / PROSPECTUS

Principal Investment Strategies

The Tax-Advantaged Income Fund will invest, under normal circumstances, at least 50% of its net assets in municipal securities that pay interest that is exempt from Federal income tax, including the alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, as well as Puerto Rico and other U.S. territories and possessions. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. Under most market conditions, a large percentage of the municipal securities in which the Fund invests will be below investment grade (junk bonds), but the Fund, without limitation, may invest in higher rated municipal securities. To a lesser extent, the Fund will also invest in a full range of preferred stock with an emphasis on preferred securities that at the time of issuance are eligible to pay dividends that qualify for certain favorable Federal income tax treatment such as dividends which are treated as qualified dividend income and the dividend received deduction (in each instance, provided certain requirements and holding periods are satisfied, see "Taxes"). The amount invested in preferred stocks at any one time will depend on the attractiveness of the after-tax income stream produced by the preferred securities and will be less than 50% of the Fund's assets. It is possible that the Fund could own no preferred securities if municipal securities produce a higher yield on an after-tax basis. The Fund may also invest in convertible securities, securities eligible for resale under Rule 144A of the Securities Act of 1933, privately placed securities, taxable debt securities and common equity and open and closed-end mutual funds. SEI Investments Management Corporation (SIMC), the Fund's adviser, may directly invest up to 5% of the Fund's assets in closed-end bond funds. While a portion of the Fund may invest in securities other than municipal securities, the Fund will seek to purchase securities that enjoy preferential tax treatment.

The Fund utilizes a multi-manager approach to manage the Fund's portfolio under the general supervision of SIMC. Each sub-adviser and, to the extent applicable, SIMC, selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, each sub-adviser and, to the extent applicable, SIMC, will attempt to acquire securities that are underpriced relative to other eligible securities. Each sub-adviser and, to the extent applicable, SIMC, will strive to maintain duration of four to eleven years for the Fund's entire portfolio. The Fund may invest in securities subject to the alternative minimum tax or in taxable debt securities.

Principal Risks

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Closed-End Fund Risk — Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Convertible Securities Risk – Convertible securities generally have less potential for gain or loss than common stocks. In addition, convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current

10

SEI / PROSPECTUS

market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund's securities.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded.

Rule 144A Securities Risk — Rule 144A securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

11

SEI / PROSPECTUS

Tax Risk — In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall. The federal income tax treatment on payments with respect to certain derivative contracts is unclear. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes. While the Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from Federal income tax in order to meet the requirements necessary to pay out exempt interest dividends to its shareholders, if the Fund fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to Federal income tax.

Loss of money is a risk of investing in the Fund.

Performance Information

As of December 31, 2010, Class G Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for two years and by showing how the Fund's average annual returns for two years, and since the Fund's inception, compared with those of a broad measure of market performance. Since Class G Shares are invested in the same portfolio of securities, return for Class G Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class G Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 17.31% (06/30/09)

Worst Quarter: -11.47% (09/30/08)

The Fund's Class A total return from January 1, 2010 to September 30, 2010 was 9.57%.

Average Annual Total Returns (for the periods ended December 31, 2009)

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 60/40 Blended Benchmark, which consists of the Barclays Capital High Yield Municipal Bond Index and the Barclays Capital Municipal Bond Index. The Fund's Blended Benchmark is designed to reflect a useful comparison to the Fund's overall performance and reflects the Fund's investment strategy more accurately than the broad-based index.

12

SEI / PROSPECTUS

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tax-Advantaged Income Fund — Class A Shares	1 Year	Since Inception (9/4/2007)*
Return Before Taxes	34.13%	1.40%
Return After Taxes on Distributions	32.85%	0.54%
Return After Taxes on Distributions and Sale of Fund Shares	23.34%	1.08%
Barclays Capital High Yield Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	32.73%	(2.70)%
The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	24.53%	0.48%

* Index returns are shown from September 30, 2007.

13

SEI / PROSPECTUS

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with Sub-Adviser	Title with Sub-Adviser
Pacific Investment Management Company LLC	John Cummings	Since 2002	Executive Vice President

Spectrum Asset Management, Inc.	Mark A. Lieb L. Phillip Jacoby	Since 1987 Since 1995	Chief Executive Officer & President Chief Investment Officer & Executive Director

Tax Information

The Fund expects a portion of its distributions to consist of exempt-interest dividends which are exempt from Federal income tax and, which may also be exempt from certain state and/or local taxes depending on an investor's state of residence. The Fund, however, expects to invest a portion of its assets in securities that generate income that is subject to Federal, state and local income tax.

For important information about Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please see the "Summary of Other Information About the Funds" section below.

SUMMARY OF OTHER INFORMATION ABOUT THE FUNDS

Purchase and Sale of Fund Shares

There is no minimum initial or subsequent investment requirements. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund's transfer agent (the Transfer Agent) or the Fund's authorized agent, using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

14

SEI / PROSPECTUS

MORE INFORMATION ABOUT THE FUNDS

SEI Tax Exempt Trust is a mutual fund family that offers shares in separate investment portfolios (each, a Fund, and together, the Funds). Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers), who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds' Board of Trustees. In addition, to a limited extent, SIMC may also directly manage a portion of the Intermediate-Term Municipal Fund's and Tax-Advantaged Income Fund's assets in a manner that it believes will help each Fund achieve its investment goal.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. A Fund will do so only if SIMC or the Sub-Advisers believe the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect security markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Below Investment Grade Securities (Junk Bonds) — The Intermediate Term Municipal and Tax-Advantaged Income Funds may invest in below investment grade securities (junk bonds). Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the

15

SEI / PROSPECTUS

issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Credit — The Funds are subject to credit risk, which means it is subject to the risk that a decline in the credit quality of an investment could cause the Funds to lose money. Although the Funds, except the Tax-Advantaged Income Fund, primarily invest in investment grade securities, the Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Equity Market — Since the Tax-Advantaged Income Fund may purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a risk of investing in the Fund.

Fixed Income Market — The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate — The Funds are subject to interest rate risk. Interest rate risk is the risk that the Funds' yields will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities while a fall in interest rates typically causes a rise in values in such securities.

Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds' share price and make the Funds' returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Municipal Securities — The Funds invest primarily in municipal securities. Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such

16

SEI / PROSPECTUS

as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security may also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. A strategy to invest in investment grade securities reduces but does not eliminate this risk. Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor's state of residence. Even so, income from certain obligations may be subject to Federal alternative minimum tax.

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility. As a result, a Strategy may reduce risk.

In managing the Funds SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. SIMC constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies which reflect significant changes in allocation among the Funds. Since a large portion of the assets in the Funds may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy, and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

17

SEI / PROSPECTUS

MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDICES

The following information describes the various indices referred to in the Performance Information sections of this Prospectus, including those indices that compose the Tax-Advantaged Income Fund's Blended Benchmark Index.

The Barclays Capital High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody's Investors Services with a remaining maturity of at least one year.

The Barclays Capital Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market and must have a minimum credit rating of Baa.

The Barclays Capital 1-Year Municipal Bond Index is a rules-based, market-value weighted index engineered for the short-term tax exempt investor. The index has four main sectors: general obligation, revenue, insured and pre-refunded bonds.

The Barclays Capital 3-15 Year Intermediate Municipal Blend Index is a rules-based, market-value weighted index engineered for the intermediate-term tax exempt investor. The index is derived from a combination of the Barclays Capital 3, 5, 7, 10 and 15 year municipal indices. These indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

INVESTMENT ADVISER AND SUB-ADVISERS

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates the Funds' assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, a Securities and Exchange Commission registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. As of November 30, 2010, SIMC had approximately $90.2 billion in assets under management. For the fiscal year ended August 31, 2010, SIMC received investment advisory fees (after fee waivers), as a percentage of each Fund's average daily net assets, as follows:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Intermediate-Term Municipal Fund	0.33%	0.28%
Short Duration Municipal Fund	0.33%	0.27%
Tax-Advantaged Income Fund	0.50%	0.46%

18

SEI / PROSPECTUS

A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period September 1, 2009 through August 31, 2010.

Information About Fee Waivers

The Funds' actual total annual fund operating expenses for the current fiscal year are expected to be less than the amounts shown in the Annual Fund Operating Expenses Tables in the Fund Summary sections because the Funds' adviser, the Funds' administrator and/or the Funds' distributor, may each voluntarily waive a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The voluntary waivers of the Funds' adviser, Funds' administrator and Funds' distributor are limited to the Funds' direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The Funds' adviser, the Funds' administrator and/or the Funds' distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Funds' actual total annual fund operating expenses are expected to be as follows:

Fund Name — Class G Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
Intermediate-Term Municipal Fund	1.11%	0.88%	0.88%
Short Duration Municipal Fund	1.11%	0.88%	0.88%
Tax-Advantaged Income Fund	1.39%	1.12%	1.11%

* AFFE reflect the estimated amount of fees and expenses that will be incurred indirectly by the Funds through their investments in underlying funds during the current fiscal year.

Sub-Advisers and Portfolio Managers

INTERMEDIATE-TERM MUNICIPAL FUND

Delaware Management Company: Delaware Management Company (Delaware), a series of Delaware Management Business Trust, located at One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a sub-adviser to the Intermediate-Term Municipal Fund. Joseph R. Baxter and Stephen J. Czepiel are the portfolio managers responsible for the day-to-day investment decisions regarding the portion of the Intermediate-Term Municipal Fund's assets allocated to Delaware. Mr. Baxter, Senior Vice President, Head of Municipal Bond Department, and Senior Portfolio Manager, has been with Delaware since 1999. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Mr. Czepiel, Senior Vice President and Senior Portfolio Manager, has been with Delaware since July 2004. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry.

Standish Mellon Asset Management Company LLC: Standish Mellon Asset Management Company LLC (Standish), located at 201 Washington Street, Boston, Massachusetts 02108, serves as a sub-adviser to

19

SEI / PROSPECTUS

the Intermediate-Term Municipal Fund. Daniel Rabasco, Chief Investment Officer of Tax Sensitive Strategies, is responsible for the management of the portion of the Intermediate-Term Municipal Fund's assets allocated to Standish. Mr. Rabasco joined Standish in 1998 and has 23 years of investment experience.

SHORT DURATION MUNICIPAL FUND

Neuberger Berman Fixed Income LLC: Neuberger Berman Fixed Income LLC (NB), located at 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603, serves as the sub-adviser to the Short Duration Municipal Fund. Janet Fiorenza, Managing Director, is responsible for the management of the portion of the Short Duration Municipal Fund's assets allocated to NB. Ms. Fiorenza is the Head of Municipal Cash Management. Prior to joining NB in 2005, Ms. Fiorenza was Co-head of Municipal Securities at Weiss, Peck & Greer Investments, where she worked since 1988.

TAX-ADVANTAGED INCOME FUND

Pacific Investment Management Company LLC: Pacific Investment Management Company LLC (PIMCO), located at 840 Newport Center Drive, Newport Beach, California 92660, serves as a sub-adviser to the Tax-Advantaged Income Fund. John Cummings is the primary individual responsible for managing the portion of the Tax-Advantaged Income Fund's assets allocated to PIMCO. Mr. Cummings, Executive Vice President and Portfolio Manager, joined PIMCO as a Vice President in 2002, became a Senior Vice President in 2005 and became an Executive Vice President in 2007. Mr. Cummings has been a Portfolio Manager since joining the firm in 2002.

Spectrum Asset Management, Inc.: Spectrum Asset Management, Inc. (Spectrum), located at 2 High Ridge Park, Stamford, Connecticut 06905, serves as a sub-adviser to the Tax-Advantaged Income Fund. Mark Lieb and L. Phillip Jacoby manage the portion of the Tax-Advantaged Income Fund's assets allocated to Spectrum. Mr. Lieb, Chief Executive Officer and President, has been with Spectrum for 23 years. Mr. Jacoby, formerly Managing Director and Portfolio Manager, was named Chief Investment Officer and Executive Director on January 1, 2010. Mr. Jacoby has been with Spectrum for 15 years.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class G Shares of the Funds. The Funds offer Class G shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day.

Financial institutions and intermediaries may purchase, sell or exchange Class G Shares by placing orders with the Transfer Agent or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds, at their discretion, may allow

20

SEI / PROSPECTUS

purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. Each Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Funds' view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which class of shares is available to you.

Each Fund calculates its net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized intermediary) must receive your purchase order in proper form before 4:00 p.m., Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price.

Debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value and is described in more detail in the SAI. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the

21

SEI / PROSPECTUS

Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through the Committee designated by the Funds' Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the prices of securities with similar characteristics (e.g., duration and credit quality), the liquidity of the security, the size of the holding in a Fund, or any other appropriate information.

The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion,

22

SEI / PROSPECTUS

that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

23

SEI / PROSPECTUS

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's NAV if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class G Shares of any Fund for Class G Shares of any other fund of SEI Tax Exempt Trust on any Business Day by contacting the Funds directly by mail. For information about how to exchange Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or

24

SEI / PROSPECTUS

possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their cliens on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

Redemption Fee

Each Fund charges a redemption fee on a redemption or series of redemptions (including exchanges) from a single identifiable source (such as a particular investor, or multiple accounts managed by the same discretionary investment manager), that in the aggregate exceeds a specified dollar threshold within any thirty (30) day period. The dollar threshold that triggers the redemption fee and the level of the redemption fee are set forth in the "Shareholder Fees" table for each Fund.

The purpose of the redemption fee is to offset the cost to a Fund arising from a large shareholder redeeming assets out of the Fund in a short period of time. The Fund will seek to identify any investor or investment manager that may spread out trades that in the aggregate exceed the threshold over a number of days within the 30 day period. If the Fund identifies that an investor or investment manager is crossing the threshold after some redemptions have already been processed, the Fund will impose the redemption fee on subsequent redemption requests received within the 30 day period. An investment manager should be aware that seeking to evade the fee by spreading out trades that exceed the threshold within a 30 day period could result in some of its clients being charged the fee while others will not. It is the responsibility of the manager to ensure that it is trading in a way that will result in fair treatment to its clients. If the Fund becomes aware that an investor or investment manager is seeking to

25

SEI / PROSPECTUS

evade the fee by spreading out trades that exceed the threshold within a 30 day period, the Fund may take such action as it deems appropriate, including refusing future purchases from such investor or investment manager.

Redemption fees will not apply to redemptions related to routine periodic account rebalancing transactions. The redemption fee may also be waived by the Fund, in its sole discretion, if the Fund determines that the costs to the Fund of a large redemption can be mitigated. This may be the case, for example, if the Fund redeems the investor in kind, or if the investor gives advance notice to the Fund and/or delays the implementation of the redemption in a manner that the Fund determines sufficiently mitigates the impact to the Fund.

The redemption fee only applies to shares purchased after August 12, 2010 and will apply to shares purchased with reinvested dividends or distributions.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Funds' Class G Shares.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class G Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that

26

SEI / PROSPECTUS

requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The Funds will distribute substantially all of their net investment income and their net realized capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event.

The Funds, other than the Tax-Advantaged Income Fund, intend to make distributions the majority of which consist of exempt-interest dividends which are exempt from Federal income tax. A portion of the income distributed by the Funds may be exempt from your state and local income taxes depending on the investments of the Funds. Each Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes as well as the Federal Alternative Minimum Tax. Other than the Tax-Advantaged Income Fund, it is not expected that any portion of the taxable income that may be generated by a Fund will be qualified dividend income.

The Tax-Advantaged Income Fund's taxable dividends may qualify for a dividends received deduction if you are a corporate shareholder or, in the case of individual shareholders, for the lower tax rates (currently 15% (lower rates apply to individuals in lower tax brackets)) applicable to qualified dividend income (but only to the extent that such Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and the Fund). Absent further legislation, the maximum 15% rate on qualified dividend income will cease to apply to taxable years beginning after December 31, 2012.

While the Tax-Advantaged Income Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from Federal income tax in order to meet the requirements necessary to pay out exempt interest dividends to its shareholders, if the Tax-`Advantaged Income Fund fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to Federal income tax.

The Funds' SAI contains more information about taxes.

27

SEI / PROSPECTUS

Financial Highlights

As of August 31, 2010, Class G Shares of the Funds had not commenced operations.

28

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2010 includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	The Funds do not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

SEI-F-027 (12/10)

SEI Tax Exempt Trust

Prospectus as of December 31, 2010

Intermediate-Term Municipal Fund
Short Duration Municipal Fund
Tax-Advantaged Income Fund
Class G

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI TAX EXEMPT TRUST

Class A Shares

Intermediate-Term Municipal Fund (SEIMX)
Short Duration Municipal Fund (SUMAX)
California Municipal Bond Fund (SBDAX)
Massachusetts Municipal Bond Fund (SMAAX)
New Jersey Municipal Bond Fund (SENJX)
New York Municipal Bond Fund (SENYX)
Pennsylvania Municipal Bond Fund (SEPAX)
Tax-Advantaged Income Fund (SEATX)
Institutional Tax Free Fund (TXWXX)
Tax Free Fund (TXEXX)

Class B Shares

Pennsylvania Municipal Bond Fund (SEIPX)
Institutional Tax Free Fund (SITXX)

Class C Shares

Institutional Tax Free Fund (SFCXX)

Class G Shares

Intermediate-Term Municipal Fund
Short Duration Municipal Fund
Tax-Advantaged Income Fund

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Investment Adviser:

SEI Investments Management Corporation

Investment Sub-Advisers:

Delaware Management Company
McDonnell Investment Management, LLC
Neuberger Berman Fixed Income LLC
Pacific Investment Management Company LLC
Spectrum Asset Management, Inc.
Standish Mellon Asset Management Company LLC

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Tax Exempt Trust (the "Trust") and should be read in conjunction with the Trust's Prospectuses relating to Class A shares of the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Tax-Advantaged Income Fund, Class B shares of the Pennsylvania Municipal Bond Fund, Class A shares of the Institutional Tax Free Fund, Class B shares of the Institutional Tax Free Fund, Class C shares of the Institutional Tax Free Fund, Class A shares of the Tax Free Fund and Class G shares of the Intermediate-Term Municipal Fund, Short Duration Municipal Fund and Tax-Advantaged Income Fund (the "Prospectuses"), each dated December 31, 2010. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

The Trust's financial statements for the fiscal year ended August 31, 2010, including notes thereto and the report of the Independent Registered Public Accounting Firm thereon, are herein incorporated by reference from the Trust's 2010 Annual Report. A copy of the 2010 Annual Report must accompany the delivery of this Statement of Additional Information.

December 31, 2010

SEI-F-043 (12/09)

TABLE OF CONTENTS

THE TRUST	S-2

INVESTMENT OBJECTIVES AND POLICIES	S-2

INVESTMENT POLICIES APPLICABLE TO MONEY MARKET FUNDS	S-8

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-8

Commercial Paper	S-8

Equity Securities	S-8

Fixed Income Securities	S-10

Futures and Options on Futures	S-12

Illiquid Securities	S-13

Interfund Lending and Borrowing Arrangements	S-13

Investment Companies	S-13

Municipal Securities	S-14

Non-Diversification	S-15

Non-Publicly Traded Securities and Private Placements	S-15

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-15

Repurchase Agreements	S-16

Restricted Securities	S-16

Standby Commitments and Put Transactions	S-16

Swaps, Caps, Floors, Collars and Swaptions	S-17

U.S. Government Securities	S-19

Variable and Floating Rate Instruments	S-19

When-Issued and Delayed Delivery Securities	S-19

INVESTMENT LIMITATIONS	S-20

STATE SPECIFIC DISCLOSURE	S-25

THE ADMINISTRATOR AND TRANSFER AGENT	S-27

THE ADVISER AND SUB-ADVISERS	S-28

DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING	S-41

TRUSTEES AND OFFICERS OF THE TRUST	S-44

PROXY VOTING POLICIES AND PROCEDURES	S-50

DETERMINATION OF NET ASSET VALUE	S-51

PURCHASE AND REDEMPTION OF SHARES	S-53

TAXES	S-53

PORTFOLIO TRANSACTIONS	S-59

PORTFOLIO TURNOVER	S-61

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-61

DESCRIPTION OF SHARES	S-62

LIMITATION OF TRUSTEES' LIABILITY	S-62

CODES OF ETHICS	S-63

VOTING	S-63

SHAREHOLDER LIABILITY	S-63

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-63

CUSTODIAN	S-67

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-68

LEGAL COUNSEL	S-68

APPENDIX A—DESCRIPTION OF RATINGS	A-1

THE TRUST

General. SEI Tax Exempt Trust (the "Trust") is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of shares. This Statement of Additional Information ("SAI") relates to the following funds: Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Tax-Advantaged Income, Pennsylvania Municipal Bond, Institutional Tax Free and Tax Free Funds (each a "Fund," and collectively, the "Funds"), including any different classes of the Funds. Except for differences between the Class A, Class B, Class C and Class G shares of any Fund pertaining to distribution, shareholder servicing and administrative servicing plans, transfer agency costs, or other related class expenses, and voting rights and/or dividends, each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund.

INVESTMENT OBJECTIVES AND POLICIES

INTERMEDIATE-TERM MUNICIPAL FUND—The Fund's investment objective is to seek the highest level of income exempt from Federal income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income taxes, based upon opinions from bond counsel for the issuers. The issuers of these securities can be located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund may invest up to 20% of its assets in taxable debt securities for defensive purposes or when sufficient tax exempt securities considered appropriate by the Fund's investment adviser, SEI Investments Management Corporation ("SIMC" or the "Adviser"), or the Fund's investment sub-advisers are not available for purchase.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating, or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by Standard and Poor's Rating Group ("S&P") or Baa3 or better by Moody's Investors Service, Inc. ("Moody's"); (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI for information about ratings. In addition, the Fund may invest up to 20% of its net assets in lower-rated or non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps. SIMC may also directly invest up to 5% of the Fund's assets in municipal closed-end bond funds.

There could be economic, business or political developments that affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in: (a) municipal securities whose issuers are located in the same state; or (b) municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Fund's investment sub-advisers determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

SHORT DURATION MUNICIPAL FUND—The Fund's investment objective is to seek a high level of income exempt from Federal income taxes, consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income taxes, based upon opinions from bond counsel for the issuers. The issuers of these securities can be located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund may invest up to 20% of its assets in taxable debt securities.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal securities, but only if such securities, at the time of purchase, either have the requisite rating, or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-2 by S&P or MIG-2 or VMIG-2 by Moody's; and (iii) tax-exempt commercial paper rated at least A-2 by S&P or Prime-2 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI for information about ratings.

The Fund also may invest in other securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

CALIFORNIA MUNICIPAL BOND FUND—The Fund's investment objective is to seek the highest level of current income exempt from Federal and California state income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and California state income taxes ("California Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. California Securities constitute municipal obligations of the state of California and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities that pay interest that is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI for information about ratings. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Fund's investment sub-adviser determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

MASSACHUSETTS MUNICIPAL BOND FUND—The Fund's investment objective is to seek the highest level of current income exempt from Federal and Massachusetts state income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and Massachusetts state income taxes ("Massachusetts Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. Massachusetts Securities constitute municipal obligations of the Commonwealth of Massachusetts and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities that pay interest that is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI for information about ratings. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Fund's investment sub-adviser determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

NEW JERSEY MUNICIPAL BOND FUND—The Fund's investment objective is to seek the highest level of income exempt from Federal and New Jersey state income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and New Jersey state income taxes ("New Jersey Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. New Jersey Securities constitute municipal obligations of the State of New Jersey and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities that pay interest that is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by

Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI for information about ratings. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Fund's investment sub-adviser determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

NEW YORK MUNICIPAL BOND FUND—The Fund's investment objective is to seek the highest level of current income exempt from Federal and New York state and city personal income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and New York state and city income taxes ("New York Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. New York Securities constitute municipal obligations of the State of New York and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities that pay interest that is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI for information about ratings. Municipal obligations owned by the Fund which become less than the prescribed investment quality will be sold at a time when, in the judgment of the Fund's investment sub-adviser, it does not substantially impact the market value of the Fund. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Fund's investment sub-adviser determine that market conditions so warrant, the Fund can maintain an average-weighted maturity of less than three years.

PENNSYLVANIA MUNICIPAL BOND FUND—The Fund's investment objective is to provide current income exempt from Federal and Pennsylvania state income taxes, consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and Pennsylvania state income taxes ("Pennsylvania Securities"). Under normal circumstances, the Fund will invest at least 90% (and intends to invest 100%) of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. Pennsylvania Securities constitute municipal obligations of the Commonwealth of Pennsylvania and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities that pay interest that is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may, with respect to at least 80% of its net assets, purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI for information about ratings. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may engage in interest rate swaps.

The Fund will typically maintain a dollar-weighted average portfolio maturity of seven years or less. Each security purchased will typically have an average maturity of no longer than fifteen years.

INSTITUTIONAL TAX FREE FUND—The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. The Fund will attempt to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

As a fundamental policy, the Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal income taxes, based on the opinion of bond counsel; and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund invests in U.S. dollar- denominated municipal securities of issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund may invest up to 20% of its assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the Federal alternative minimum tax. The Fund may purchase securities on a "when-issued" basis, may purchase variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments.

The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7 under the 1940 Act.

There could be economic, business or political developments that affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues of similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in municipal securities: (a) whose issuers are located in the same state; or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems. In seeking to attain its investment objective, the Fund may invest all or any part of its assets in municipal securities that are industrial development bonds.

See "Investment Policies Applicable to Money Market Funds" for additional information about the Fund's investment policies.

TAX FREE FUND—The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. The Fund will attempt to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

As a fundamental policy, the Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal income taxes, based on opinions from bond counsel; and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund invests in U.S. dollar-denominated municipal securities of issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund may invest up to 20% of its assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the Federal alternative minimum tax. The Fund may purchase securities on a "when-issued" basis, may purchase variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments.

The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7 under the 1940 Act.

There could be economic, business, or political developments that affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues of similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in municipal securities: (a) whose issuers are located in the same state; or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems. In seeking to attain its investment objective, the Fund may invest all or any part of its assets in municipal securities that are industrial development bonds.

See "Investment Policies Applicable to Money Market Funds" for additional information about the Fund's investment policies.

TAX-ADVANTAGED INCOME FUND—The Fund's investment objective is to provide the highest level of income possible in a tax efficient manner. There can be no assurance that the Fund will achieve its investment objective.

The Fund will invest, under normal circumstances, at least 50% of its assets in municipal securities that pay interest that is exempt from Federal income taxes, including the alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, as well as Puerto Rico and other U.S. territories and possessions. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. Under most market conditions, a large percentage of the municipal securities in which the Fund invests will be below investment grade, but the Fund, without limitation, may invest in higher rated municipal securities. The Fund may also invest in securities whose interest is subject to the alternative minimum tax. To a lesser extent the Fund will also invest in a full range of preferred stock with an emphasis on preferred securities that at the time of issuance are eligible to pay dividends that qualify for certain favorable tax treatment such as qualified dividend income and dividend received deduction. The amount invested in preferred stocks at any one time will depend on the attractiveness of the after-tax income stream produced by the preferred securities and will be less than 50% of the Fund's assets. It is possible that the Fund could own no preferred securities if municipal securities produce a higher yield on an after-tax basis. In addition, the Fund may invest in convertible securities, securities eligible for resale under Rule 144A of the Securities Act of 1933, as amended, private placements, taxable debt securities and common equity and open and closed-end investment companies. Up to 5% of the Fund's assets may be invested in municipal closed-end bond funds.

Each sub-adviser, as applicable, selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, each sub-adviser will attempt to acquire securities that are underpriced relative to other eligible securities. Each sub-adviser will strive to maintain a duration of four to eleven years for the Fund's entire portfolio. The Fund may invest in securities subject to the alternative minimum tax or in taxable debt securities.

The Fund may buy and sell securities frequently which may result in higher transaction costs and additional capital gains tax liabilities.

INVESTMENT POLICIES APPLICABLE TO MONEY MARKET FUNDS

The Institutional Tax Free and Tax Free Funds (the "Money Market Funds") intend to comply with the requirements of Rule 2a-7 under the 1940 Act, as that Rule may be amended from time to time. These requirements currently provide that the Money Market Funds must limit their investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 60 days or less. The Money Markets Funds must also maintain a weighted average life maturity of 120 days or less. In addition, the Money Market Funds may only invest in eligible securities. In general, this means securities rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by SIMC or the Money Market Fund's sub-adviser, as applicable, to be of equivalent quality. Since the Money Market Funds often purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Money Market Funds and affect their share price.

Securities rated in the highest rating category (e.g., A-1 by S&P) by at least two NRSROs (or, if unrated, determined to be of comparable quality) are considered "first tier" securities. Eligible securities rated in the second highest rating category (e.g., A-2 by S&P) (or, if unrated, determined to be of comparable quality) are considered "second tier" securities. Investments in second tier securities are subject to the further constraints that: (i) no more than 3% of a Money Market Fund's assets may be invested in such securities in the aggregate; and (ii) any investment in such securities of one issuer is limited to 1/2 of 1%.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies'' section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of SIMC or the Fund's sub-adviser, as applicable, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. SIMC or the Fund's sub-adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

COMMERCIAL PAPER—Commercial paper is a term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on commercial paper vary from a few days up to 270 days.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Tax-Advantaged Income Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases and sells equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the United States on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds take precedence over the claims of those who own preferred and common stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value. The current interest rates on floating and variable rate instruments may not accurately reflect existing market interest rates.

Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the yield or value of the securities or the yield or value of the Fund's shares.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO or, if not rated, are determined to be of comparable quality by SIMC or the Fund's sub-adviser, as applicable. See "Appendix A—Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Investment grade fixed income securities rated in the fourth highest category lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, SIMC or the Fund's sub-adviser, as applicable, will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Lower Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are generally not meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, SIMC or the Fund's sub-adviser, as applicable, could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to accurately value or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FUTURES AND OPTIONS ON FUTURES—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the U.S. Commodity Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act or the National Futures Association. A Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. A Fund may also "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract.

A Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's investment in futures contracts and options on futures, including the following: (1) the success of a hedging strategy may depend on SIMC's or the Fund's sub-adviser's, as applicable, ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price that the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board, SIMC or the Fund's sub-adviser, as applicable, determines the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, SIMC or the Fund's sub-adviser, as applicable, may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INTERFUND LENDING AND BORROWING ARRANGEMENTS. The Securities and Exchange Commission (the "SEC") has granted an exemption that permits the Funds to participate in an interfund lending program (the "Program") with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the "SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements ("Repo Rate"), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings ("Bank Loan Rate"). The Bank Loan Rate will be determined using a formula that has been approved by the SEI Funds' Board of Trustees ("SEI Funds' Board"). The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. Each Funds' participation in the Program must be consistent with its investment policies and limitations, and is subject to certain percentage limitations. SIMC administers the Program according to procedures approved by the SEI Funds' Board. In addition, the Program is subject to oversight and periodic review by the SEI Funds' Board.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and real estate investment trusts, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a Fund can invest in securities of other investment companies. Generally, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. Pursuant to Rule 12d1-1 under the 1940 Act, the Funds may invest in one or more affiliated investment companies, which comply with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act. A Fund may invest in investment companies managed by SIMC or the Fund's sub-adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

The Funds are prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

MUNICIPAL SECURITIES—Municipal securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

Municipal Bonds—Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, for example tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases—Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal lease obligations will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided above under the section "Illiquid Securities."

Municipal Notes—Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

NON-DIVERSIFICATION—The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Tax-Advantaged Income Funds are non-diversified investment companies, as defined in the 1940 Act, which means that a relatively high percentage of their assets may be invested in the obligations of a limited number of issuers. The value of shares of the Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. However, the aforementioned Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the Funds be diversified (i.e., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

NON-PUBLICLY TRADED SECURITIES AND PRIVATE PLACEMENTS—The Tax-Advantaged Income Fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, a fund may be required to bear the expenses of registration.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities."

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, time deposits earn a specified rate of interest over a definite period of time; however, they cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the section "Illiquid Securities."

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well established financial institutions deemed creditworthy by an adviser. The repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The advisers monitor compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. If the Money Market Funds decide to "look through" a repurchase agreement counterparty issuer to the underlying collateral for diversification purposes, the collateral posted by the counterparty will be required to be cash items or U.S. Government securities. Further, the Money Market Funds will evaluate the creditworthiness of the counterparty before "look through" treatment. Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of SIMC or the Fund's sub-adviser, as applicable, liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by SIMC or the Fund's sub-advisers pursuant to guidelines adopted by the Board. Under these guidelines, SIMC or the Tax-Advantaged Income Fund's sub-advisers will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, SIMC or the Fund's sub-advisers intend to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

STANDBY COMMITMENTS AND PUT TRANSACTIONS—The Funds may purchase securities at a price that would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third- party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to institutions which SIMC or the Fund's sub-adviser, as applicable, believes present minimum credit risks, and SIMC or the Fund's sub-adviser, as applicable, would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. The Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds will consider the "maturity" of a security subject to a put to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

The Trust has received a private letter ruling from the Internal Revenue Service that, to the extent it purchases securities subject to the right to put them back to the seller in order to maintain liquidity to meet redemption requirements, it will be treated as the owner of those securities for Federal income tax purposes. No assurance can be given that future legislative, judicial or administrative changes may not modify the Trust's private letter ruling.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency, based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

Certain Funds may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, the Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent compared to similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk of a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that SIMC or the Fund's sub-adviser, as applicable, believes to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association ("GNMA"), General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

Receipts. Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if SIMC or the Fund's sub-adviser, as applicable, deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds. The percentage limitations (except for the limitation on borrowing) set forth below will apply at the time of the purchase of a security, and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of each Fund, except the Tax-Advantaged Income Fund, that cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The phrase "majority of outstanding shares" means the vote of: (i) 67% or more of a Fund's shares present at a meeting if more than 50% of the total outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's total outstanding shares, whichever is less.

A Fund may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following investment limitations are fundamental policies of the Tax-Advantaged Income Fund that cannot be changed without the consent of the holders of a majority of the outstanding shares of the Fund.

The Fund may not:

  1.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  2.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following non-fundamental policies apply to the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Tax-Advantaged Income Funds. These non-fundamental policies may be changed by the Board without approval of a majority of the outstanding shares of the Funds.

A Fund may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  4.  Purchase securities that are not readily marketable if, in the aggregate, more than 15% of the Fund's total assets would be invested in such securities as a result of such purchase.

  5.  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its total assets would be invested in illiquid securities.

  6.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

  7.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  8.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

  9.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  10.  Purchase or sell real estate, physical commodities or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  11.  Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

  12.  Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

The following non-fundamental policies apply to the Tax Free, Institutional Tax Free, Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds. These non-fundamental policies may be changed by the Board without approval of a majority of Fund shareholders. It is a non-fundamental policy of the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds to abide by the maturity restrictions and to invest solely in the permitted investments described in this SAI and in their respective prospectuses.

A Fund may not:

  1.  Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Fund (based on current market value at the time of investment) would be invested in the securities of such issuer; provided, however, that each Fund (except the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds) may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7 under the 1940 Act.

  2.  Purchase any securities that would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings of the Funds, in excess of 5% of their total assets, will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

  4.  Purchase securities of other investment companies, except that the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds may only purchase securities of money market funds, as permitted by the 1940 Act and the rules and regulations thereunder.

  5.  Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objectives and policies and may enter repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 5% of the Fund's net assets, except for the Intermediate-Term Municipal Fund, for which it cannot exceed 15% of the Fund's net assets.

  6.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by a Fund's borrowing limitation described above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

  7.  Invest in companies for the purpose of exercising control.

  8.  Acquire more than 10% of the voting securities of any one issuer.

  9.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, any Fund may invest in municipal securities or other obligations secured by real estate or other interests therein.

  10.  Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

  11.  Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this SAI or as permitted by rule, regulation or order of the SEC.

  12.  Purchase warrants, puts, calls, straddles, spreads or combinations thereof, except as permitted by this SAI.

  13.  Invest in interests in oil, gas or other mineral exploration or development programs. The Institutional Tax Free Fund may not invest in oil, gas or mineral leases.

  14.  Invest more than 25% of total assets in issuers within the same state or similar type projects (except in specified categories). This investment limitation applies to the Intermediate-Term Municipal Fund, Tax Free Fund, Institutional Tax Free Fund and Pennsylvania Municipal Bond Fund. For the Pennsylvania Municipal Bond Fund, this limitation does not apply to the extent stated in its investment objective and policies.

The following non-fundamental policies apply to the Short Duration Municipal Fund. These non-fundamental policies may be changed by the Board without approval of a majority of Fund shareholders.

The Fund may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Purchase securities on margin or effect short sales, except that the Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  4.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order thereunder.

  5.  Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  6.  With respect to 75% of its total assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

  7.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this industry concentration limitation: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in the same industry.

  8.  Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

  9.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  10.  Purchase or sell real estate, physical commodities or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  11.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Each Fund has adopted a fundamental policy that would permit direct investment in real estate to the extent permitted by the 1940 Act. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board.

STATE SPECIFIC DISCLOSURE

The following information constitutes only a brief summary, and is not intended as a complete description.

Special Considerations Relating to California Municipal Securities

The ability of issuers to pay interest on, and repay principal of, California municipal securities ("California Municipal Securities") may be affected by: (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, and related civil actions; (2) a wide variety of California laws and regulations; and (3) the general financial condition of the State of California.

There could be economic, business or political developments that affect all municipal securities of a similar type. To the extent that a significant portion of the California Municipal Bond Fund's assets are invested in municipal securities payable from revenues on similar projects, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Moreover, in seeking to attain its investment objective, the Fund may invest all or any part of its assets in municipal securities that are industrial development bonds.

California Risk Factors. The California Municipal Bond Fund will have considerable investments in California municipal obligations. As a result, the Fund will be more susceptible to factors that adversely affect issuers of California obligations than a mutual fund that does not have as great a concentration in California municipal obligations.

An investment in a Fund will be affected by the many factors that affect the financial condition of the State of California. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors that may affect a Fund.

Special Considerations Relating to Massachusetts Municipal Securities

Massachusetts Risk Factors. The Massachusetts Municipal Bond Fund will have considerable investments in Massachusetts municipal obligations. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Massachusetts obligations than a mutual fund that does not have as great a concentration in Massachusetts municipal obligations.

An investment in the Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Massachusetts. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors that may affect the Fund.

Special Considerations Relating to New Jersey Municipal Securities

New Jersey Risk Factors. The New Jersey Municipal Bond Fund will have considerable investments in New Jersey municipal obligations. As a result, the Fund will be more susceptible to factors that adversely affect issuers of New Jersey obligations than a mutual fund that does not have as great a concentration in New Jersey municipal obligations.

An investment in the Fund will be affected by the many factors that affect the financial condition of the State of New Jersey. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors that may affect the Fund.

Special Considerations Relating to New York Municipal Securities

Revenues and Expenditures. New York's Governmental Funds receive a majority of their revenues from taxes levied by the State. Investment income, fees and assessments, abandoned property collections, and other varied sources supply the balance of the receipts for these funds. New York's major expenditures are grants to local governments.

New York Risk Factors. The New York Municipal Bond Fund's concentration in investments in New York municipal securities involves greater risk than if its investments were more diversified. These risks result from: (1) amendments to the New York Constitution and other statutes that limit the taxing and spending authority of New York government entities; (2) the general financial condition of the State of New York; and (3) a variety of New York laws and regulations that may affect, directly or indirectly, New York municipal securities. The ability of issuers of municipal securities to pay interest on, or repay principal of, municipal securities may be impaired as a result. The Fund's yield and share price are sensitive to political and economic developments within the State of New York, and to the financial condition of the State, its public authorities, and political subdivisions, particularly the City of New York. In the recent past, both the State and the City experienced financial difficulties related to poor economic performance and recurring deficits. The State's credit standing has been reduced, and its ability to provide assistance to its public authorities and political subdivisions could be impaired.

New York City. The fiscal health of the State is closely related to the fiscal health of its localities, particularly New York City, which has required significant financial assistance from the State in the recent past.

Special Considerations Relating to Pennsylvania Municipal Securities

Revenues and Expenditures.  The Constitution of Pennsylvania provides that operating budget appropriations may not exceed the estimated revenues and available surplus in the fiscal year for which funds are appropriated. Annual budgets are enacted for the Pennsylvania General Fund and for certain special revenue funds that represent the majority of expenditures of the Commonwealth. Pennsylvania's Governmental Funds receive a majority of their revenues from taxes levied by the Commonwealth. Interest earnings, licenses and fees, lottery ticket sales, liquor store profits, miscellaneous revenues, augmentations and Federal government grants supply the balance of the receipts of these funds.

Pennsylvania Risk Factors. The Pennsylvania Municipal Bond Fund will have considerable investments in Pennsylvania municipal obligations. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Pennsylvania obligations than a mutual fund that does not have as great a concentration in Pennsylvania municipal obligations.

An investment in the Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Pennsylvania. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors that may affect a Fund.

Local Government Debt. Local government in Pennsylvania consists of numerous individual units. Each unit is distinct and independent of other local units, although they may overlap geographically. There is extensive general legislation applying to local government. Municipalities may also issue revenue obligations without limit and without affecting their general obligation borrowing capacity if the obligations are projected to be paid solely from project revenues. Municipal authorities and industrial development authorities are also widespread in Pennsylvania.

General Considerations Relating to State Specific Municipal Securities

With respect to municipal securities issued by a state and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trust cannot predict what legislation, if any, may be proposed in the state's legislature in regards to the state's personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of a state's municipal securities for investment by a Fund and the value of a Fund's investments.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds (the "Transfer Agent"). SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator and Transfer Agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including affiliates, who provide such services, including regulatory reporting and all necessary space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

Administration Fees.  For its administrative services, the Administrator receives a fee that is calculated based upon the aggregate daily net assets of the Trust and paid monthly by each Fund at the following annual rates:

Fund	Administration Fee
Intermediate-Term Municipal Fund	0.24%
Short Duration Municipal Fund	0.24%
California Municipal Bond Fund	0.24%
Massachusetts Municipal Bond Fund	0.24%
New Jersey Municipal Bond Fund	0.24%
New York Municipal Bond Fund	0.24%
Pennsylvania Municipal Bond Fund	0.20%
Tax-Advantaged Income Fund	0.35%
Institutional Tax Free Fund	0.36%
Tax Free Fund	0.36%

For the fiscal years ended August 31, 2008, 2009 and 2010, the following table shows: (i) the dollar amount of fees paid by each Fund to the Administrator; and (ii) the dollar amount of the Administrator's voluntary fee waiver for each Fund:

	Fees Paid (000)			Fees Waived or Reimbursed (000)
Fund	2008	2009	2010	2008	2009	2010
Intermediate-Term Municipal Fund	$2,772	$2,008	$2,161	$0	$0	$0
Short Duration Municipal Fund	$776	$903	$1,181	$0	$0	$0
California Municipal Bond Fund	$537	$382	$377	$5	$16	$15
Massachusetts Municipal Bond Fund	$110	$86	$87	$0	$0	$0
New Jersey Municipal Bond Fund	$299	$209	$193	$5	$8	$8
New York Municipal Bond Fund	$361	$262	$260	$5	$10	$9
Pennsylvania Municipal Bond Fund	$105	$159	$158	$111	$87	$85
Tax-Advantaged Income Fund*	$192	$409	$646	$21	$29	$37
Institutional Tax Free Fund	$3,708	$5,366	$3,987	$1,422	$1,522	$1,730
Tax Free Fund	$2,795	$3,710	$2,616	$0	$0	$698

THE ADVISER AND SUB-ADVISERS

General.  SIMC serves as investment adviser to the Funds. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 23 investment companies, including 174 funds, with approximately $90.2 billion in assets under management as of November 30, 2010.

Manager of Managers Structure. SIMC is the investment adviser to the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Tax-Advantaged Income, Institutional Tax Free and Tax Free Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Funds will notify shareholders in the event of any addition or change in the identity of their sub-advisers.

SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board, the sub-advisers to the Funds are generally responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisers also are responsible for managing their employees who provide services to the Funds. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets to the sub-advisers, monitors and evaluates the sub-advisers' performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC has the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

For its advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.33% of the average daily net assets of the Intermediate-Term Municipal, Short Duration Municipal,

California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, and New York Municipal Bond Funds, 0.35% of the average daily net assets of the Pennsylvania Municipal Bond Fund, and 0.50% of the average daily net assets of the Tax-Advantaged Income Fund. For its advisory services to the Institutional Tax Free and Tax Free Funds, SIMC receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.05% on the first $500 million, 0.04% on the next $500 million and 0.03% thereafter, calculated by aggregating the assets of the Tax Free and Institutional Tax Free Funds and applying this fee schedule and then allocating the fee to each of these Funds based upon its relative net assets. SIMC pays the sub-advisers out its investment advisory fees.

DELAWARE MANAGEMENT COMPANY—Delaware Management Company ("Delaware") serves as investment sub-adviser to the Intermediate-Term Municipal Fund. Delaware is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. ("DMHI"). DMHI is a wholly owned subsidiary of Macquarie Group, Ltd.

MCDONNELL INVESTMENT MANAGEMENT, LLC—McDonnell Investment Management, LLC ("McDonnell"), serves as investment sub-adviser to the New Jersey Municipal Bond and California Municipal Bond Funds. McDonnell is 100% employee owned and is managed by an Executive Committee. Dennis J. McDonnell owns more than 25% of the interests of McDonnell and serves as Chairman of McDonnell.

NEUBERGER BERMAN FIXED INCOME LLC—Neuberger Berman Fixed Income LLC ("NB") serves as investment sub-adviser to the Institutional Tax Free, Short Duration Municipal and Tax Free Funds. As of the Funds' fiscal year end date of August 31, 2010, NB was an indirect, wholly-owned subsidiary of Neuberger Berman Group LLC.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC—Pacific Investment Management Company LLC ("PIMCO") serves as a sub-adviser to a portion of the assets of the Tax-Advantaged Income Fund. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz SE ("Allianz SE") is the indirect majority owner of AGI LP. Allianz SE is a European-based multinational insurance and financial services holding company.

SPECTRUM ASSET MANAGEMENT, INC.—Spectrum Asset Management, Inc. ("Spectrum") serves as a sub-adviser to a portion of the assets of the Tax-Advantaged Income Fund. Spectrum, a Connecticut corporation, was founded in 1987. Spectrum is a wholly owned affiliate of Principal Global Investors.

STANDISH MELLON ASSET MANAGEMENT COMPANY LLC—Standish Mellon Asset Management Company LLC ("Standish"), serves as investment sub-adviser to the Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New York Municipal Bond and Intermediate-Term Municipal Funds. Standish is a wholly owned subsidiary of The Bank of New York Mellon Corporation.

Advisory and Sub-Advisory Agreements with the Trust. Each advisory agreement or sub-advisory agreement (together with the advisory agreements, the "Investment Advisory Agreements") provides that SIMC or the Fund's sub-adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement after the first two (2) years must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or the Fund's sub-adviser, as applicable, or by SIMC or the Fund's sub-adviser, as applicable, on 90 days' written notice to the Trust.

Advisory and Sub-Advisory Fees. For the fiscal years ended August 31, 2008, 2009 and 2010, the following table shows: (i) the dollar amount of fees paid to SIMC; and (ii) the dollar amount of SIMC's voluntary fee waiver for each Fund.

	Fees Paid (000)			Fees Waived or Reimbursed (000)
Fund	2008	2009	2010	2008	2009	2010
Intermediate-Term Municipal Fund	$3,247	$2,760	$2,972	$565	$411	$439
Short Duration Municipal Fund	$873	$1,242	$1,628	$194	$225	$298
California Municipal Bond Fund	$696	$525	$519	$49	$28	$28
Massachusetts Municipal Bond Fund	$123	$118	$120	$28	$21	$22
New Jersey Municipal Bond Fund	$390	$287	$266	$27	$16	$15
New York Municipal Bond Fund	$409	$358	$357	$93	$99	$65
Pennsylvania Municipal Bond Fund	$291	$279	$275	$88	$64	$62
Tax-Advantaged Income Fund	$169	$584	$910	$135	$46	$62
Institutional Tax Free Fund	$520	$544	$404	$0	$0	$0
Tax Free Fund	$283	$376	$265	$0	$0	$0

For the fiscal years ended August 31, 2008, 2009 and 2010, the following table shows: (i) the dollar amount of fees paid to the sub-advisers by SIMC; and (ii) the dollar amount of the sub-advisers' voluntary fee waivers.

	Fees Paid (000)			Fees Waived (000)
Fund	2008	2009	2010	2008	2009	2010
Intermediate-Term Municipal Fund	$1,516	$1,094	$1,182	$0	$0	$0
Short Duration Municipal Fund	$388	$452	$591	$0	$0	$0
California Municipal Bond Fund	$358	$258	$255	$0	$0	$0
Massachusetts Municipal Bond Fund	$54	$43	$44	$0	$0	$0
New Jersey Municipal Bond Fund	$201	$141	$131	$0	$0	$0
New York Municipal Bond Fund	$181	$130	$129	$0	$0	$0
Pennsylvania Municipal Bond Fund	$129	$95	$94	$0	$0	$0
Tax-Advantaged Income Fund	$193	$362	$571	$0	$0	$0
Institutional Tax Free Fund	$518	$531	$423	$0	$0	$0
Tax Free Fund	$282	$367	$277	$0	$0	$0

Portfolio Management.

Delaware

Compensation. SIMC pays Delaware a fee based on the assets under management of the Intermediate-Term Municipal Fund as set forth in an investment sub-advisory agreement between Delaware and SIMC. The following information relates to the period ending August 31, 2010.

BASE SALARY—Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

BONUS—An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles and managed separate accounts. Generally, 60%-75% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according to the Fund's Lipper or Morningstar peer group percentile ranking on a one-year, three-year and five-year basis, with longer term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the Frank Russell and Callan Associates databases or similar sources of relative performance data on a one-year, three-year and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 25%-40% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager's actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

INCENTIVE PLAN/EQUITY COMPENSATION PLAN—Portfolio managers may be awarded options, stock appreciation rights, restricted stock awards, restricted stock units, deferred stock units, and performance awards (collectively, "Awards") relating to the underlying shares of common stock of Delaware Investments U.S., Inc. pursuant to the terms of the Delaware Investments U.S., Inc. 2009 Incentive Compensation Plan (the "Plan") established on March 24, 2009. Since the establishment of the Plan, Awards are no longer granted under the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan effective December 26, 2008, which was established in 2001.

The Plan was established in order to: assist Delaware in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and Delaware; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. Shares issued typically must be held for six months and one day, after which time the stockholder may put them back to the company, subject to any applicable holding requirements. The fair market value of the shares of Delaware Investments U.S., Inc., is normally determined as of each March 31, June 30, September 30 and December 31. The fair market value of shares of common stock underlying Awards granted on or after December 26, 2008 is determined by an independent appraiser utilizing an appraisal valuation methodology in compliance with Section 409A of the Internal Revenue Code and the regulations promulgated thereunder.

OTHER COMPENSATION—Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Fund Shares. As of August 31, 2010, Delaware's portfolio managers did not beneficially own any shares of the Intermediate-Term Municipal Fund.

Other Accounts. As of August 31, 2010, Delaware's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows. Any accounts managed in a personal capacity appear under "Other Accounts" along with other accounts managed on a professional basis. The personal account information is current as of June 30, 2010.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Joseph Baxter	19	$4,700,000,000	0	$0	46	$2,100,000,000
Stephen Czepiel	19	$4,700,000,000	0	$0	38	$2,100,000,000

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. Individual portfolio managers may perform investment management services for other funds or other accounts similar to those provided to the Intermediate-Term Municipal Fund and the investment action for such other fund or account and the Intermediate-Term Municipal Fund may differ. For example, one account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund may adversely affect the value of securities held by another fund, account or the Intermediate-Term Municipal Fund. Additionally, the management of multiple accounts and funds may give rise to potential conflicts of interest, as a portfolio manager must allocate his or her time and effort to multiple accounts and funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all accounts and funds for which the investment would be suitable may not be able to participate. Delaware has adopted procedures designed to allocate investments fairly across multiple accounts.

A portfolio manager's management of personal accounts may also present certain conflicts of interest. While Delaware's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

McDonnell

Compensation. SIMC pays McDonnell a fee based on the assets under management of the New Jersey Municipal Bond and California Municipal Bond Funds as set forth in an investment sub-advisory agreement between McDonnell and SIMC. McDonnell pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the New Jersey Municipal Bond and California Municipal Bond Funds. The following information relates to the period ended August 31, 2010.

Generally, McDonnell's professional personnel, including its portfolio managers, are compensated with a fixed annual salary. Portfolio managers also receive a variable year-end bonus that is determined based on the financial performance of McDonnell and individual performance of the portfolio manager. Components of compensation for the portfolio managers are as follows: competitive base salary, performance-based bonus pool, financial performance of McDonnell, portfolio manager performance, client satisfaction/retention, quality benefits program and company equity participation.

Portfolio manager compensation is not quantitatively based on the New Jersey Municipal Bond and California Municipal Bond Funds' investment performance or on the value of the New Jersey Municipal Bond and California Municipal Bond Funds' assets under management. However, the New Jersey Municipal Bond Fund's performance and the California Municipal Bond Fund's performance, as well as the performance of other accounts managed by McDonnell, are components of bonus compensation.

Ownership of Fund Shares. As of August 31, 2010, McDonnell's portfolio managers did not beneficially own any shares of the New Jersey Municipal Bond and California Municipal Bond Funds.

Other Accounts. As of August 31, 2010, in addition to the New Jersey Municipal Bond and California Municipal Bond Funds, McDonnell's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Stephen Wlodarski	2	$94,000,000	N/A	N/A	483	$7,991,000,000
Dawn Mangerson	2	$94,000,000	N/A	N/A	95	$1,230,000,000
James Grabovac	2	$94,000,000	N/A	N/A	42	$3,173,000,000

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. There are certain inherent and potential conflicts of interest between McDonnell's management of the New Jersey Municipal Bond and California Municipal Bond Funds and the activities of other accounts of managers. The other accounts might have similar investment objectives as the New Jersey Municipal Bond and California Municipal Bond Funds, or hold, purchase, or sell securities that are eligible to be held, purchased or sold by the New Jersey Municipal Bond and California Municipal Bond Funds.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the New Jersey Municipal Bond and California Municipal Bond Funds. For example, McDonnell does not devote its full time to the management of any one account and will only be required to devote such time and attention to the New Jersey Municipal Bond and California Municipal Bond Funds as it, in its sole discretion, deems necessary for the management of the New Jersey Municipal Bond and California Municipal Bond Funds. While the portfolio managers' management of other accounts may give rise to the following potential conflicts of interest, McDonnell does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, McDonnell believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' management of the New Jersey Municipal Bond and California Municipal Bond Funds and other accounts which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the New Jersey Municipal Bond and California Municipal Bond Funds, which may be exacerbated to the extent that McDonnell or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the New Jersey Municipal Bond and California Municipal Bond Funds. Because of their positions with the New Jersey Municipal Bond and California Municipal Bond Funds, the portfolio managers know the size, timing, and possible market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the New Jersey Municipal Bond and California Municipal Bond Funds. However, McDonnell has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

There may also be a conflict of interest in the allocation of investment opportunities between the New Jersey Municipal Bond and California Municipal Bond Funds and other accounts which McDonnell advises. Although McDonnell will allocate investment opportunities in a manner which it believes in good faith to be in the best interests of all the accounts involved and will in general allocate investment opportunities believed to be appropriate for both the New Jersey Municipal Bond and California Municipal Bond Funds and one or more of its other accounts among the New Jersey Municipal Bond and California Municipal Bond Funds and such other accounts on an equitable basis, there can be no assurance that a particular investment opportunity which comes to the attention of McDonnell will be allocated in any particular manner. In particular, some of these other accounts may seek to acquire securities of the same issuer as the New Jersey Municipal Bond and California Municipal Bond Funds or to dispose of investments the New Jersey Municipal Bond and California Municipal Bond Funds are seeking to acquire. In addition, other accounts advised by McDonnell have different investment objectives or considerations than the New Jersey Municipal Bond and California Municipal Bond Funds. Thus decisions as to purchases of and sales for each account are made separately and independently in light of the objectives and purposes of such account. Notwithstanding this theoretical conflict of interest, it is McDonnell's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, McDonnell has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions.

McDonnell may from time to time hold on behalf of its clients positions of more than 5% of the debt or equity securities of several issuers. If McDonnell were to decide or be required for any reason to sell one or more of these positions over a short period of time, the New Jersey Municipal Bond and California Municipal Bond Funds might suffer a greater loss due to the concentration of such positions than would be the case if McDonnell did not take significant interests in any particular issuer.

Notwithstanding anything to the contrary above, McDonnell will resolve all conflicts of interest by exercising the good faith required of fiduciaries.

NB

Compensation. SIMC pays NB a fee based on the assets under management of the Institutional Tax Free, Short Duration Municipal and Tax Free Funds as set forth in an investment sub-advisory agreement between NB and SIMC. NB pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Institutional Tax Free, Short Duration Municipal and Tax Free Funds. The following information relates to the period ended August 31, 2010.

Portfolio managers are typically compensated on the basis of a salary and an annual discretionary, performance-based bonus, which is in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall performance of the accounts managed by a portfolio manager in relation to the Barclays Capital 1-Year Municipal Bond Index and their peers, ability to attract and retain clients, revenue generation, assets under management, the current market conditions and overall contribution to NB. Managers are also evaluated on their collaboration with their client relationship and sales staff, their franchise building activities, teamwork, people and product development and their corporate citizenship.

The amount of the discretionary bonus varies by position, experience/level and performance. In general, the more senior the investment professional, variable compensation becomes a greater portion of total compensation. As previously mentioned, all employees participate in the Lehman Brothers Equity Award program. The portion of compensation paid in equity increases as total compensation rises.

Ownership of Fund Shares. As of August 31, 2010, NB's portfolio manager did not beneficially own any shares of the Institutional Tax Free, Short Duration Municipal or Tax Free Fund.

Other Accounts. As of September 30, 2010, in addition to the Institutional Tax Free, Short Duration Municipal and Tax Free Funds, NB's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Janet Fiorenza	N/A	N/A	N/A	N/A	1,055	$9,058,000,000

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interest. NB's portfolio managers are often responsible for managing multiple accounts (including proprietary accounts), which may include separately managed advisory accounts (managed on behalf of institutions such as pension and other retirement plans, corporations insurance companies, foundations, endowments, trusts and individuals), mutual funds, various pooled investment vehicles and wrap fee programs. Actual or potential conflicts of interest may arise between a portfolio manager's management of the investments in the Institutional Tax Free, Short Duration Municipal or Tax Free Fund and the management of other accounts. As a result, NB and its affiliates have adopted policies and procedures designed to mitigate and manage these conflicts.

Accounts other than the Institutional Tax Free, Short Duration Municipal and Tax Free Funds may or may not have similar investment objectives and strategies, benchmarks and time horizons as the Institutional Tax Free, Short Duration Municipal and Tax Free Funds. Generally, portfolios in a particular product strategy with similar strategies and objectives are managed similarly. However, portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may take actions on behalf of the Institutional Tax Free, Short Duration Municipal and Tax Free Funds that may differ from the timing or nature of action taken with respect to other accounts. For instance, portfolio managers may purchase or sell certain securities for one account and not another. Securities purchased in one account may perform better than the securities purchased in another. Similarly, the sale of securities from one account may cause that account to perform better than others if the value of those securities from one account may cause that account to perform better than others if the value of those securities still held in the other accounts decline. Furthermore, a portfolio manager managing more than one account could take active positions in certain accounts that appear inconsistent. A portfolio manager may take a short position in a security that may be held long in another account he manages. For instance, where a portfolio manager wants to take a short position in an account that prohibits shorting, a similar effect may be accomplished by holding the security long but underweighting its position relative to a benchmark. Additional reasons for such portfolio positioning may include, but are not limited to, suitability, capital structure arbitrage, model driven trading, hedging and client direction. NB has policies and procedures in place that seek to manage and monitor this conflict.

Potential conflicts of interest may also arise when aggregating and/or allocating trades. NB will frequently aggregate trades (both buys and sells) for a client with NB clients when it is determined that such aggregation should result in a more favorable trade execution for such client. NB has also adopted trade allocation policies and procedures that seek to treat all clients fairly and equitably when there is a limited investment opportunity that may be suitable for more than one portfolio. NB's trade allocation procedures seek to ensure that no client is favored over another. However, there are numerous factors that might affect whether a particular account participates in a trade allocation or be allocated a different amount than other accounts. Such factors, include, but are not limited to, client guidelines, suitability, cash flows, strategy or product specific considerations, issuer or sector exposure considerations and de minimis allocations.

The fees charged to advisory clients by NB may differ depending upon a number of factors, including but not limited to, the particular strategy, the size of the portfolio being managed and the investment vehicle. In addition, certain accounts are subject to performance based fees. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over others. To address this conflict, NB, as discussed above, has adopted allocation policies that are intended to fairly allocate investment opportunities among client accounts.

PIMCO

Compensation.  PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, discretionary performance bonus, and may include an equity or long term incentive component.

Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through

PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation.

The Total Compensation Plan consists of three components:

•  Base Salary—Base salary is determined based on core job responsibilities, market factors and business considerations. Salary levels are reviewed annually or when there is a significant change in job responsibilities or the market.

•  Performance Bonus—Performance bonuses are designed to reward high performance standards, work ethic and consistent individual and team contributions to the firm. Each professional and his or her supervisor will agree upon performance objectives to serve as the basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of group or department success. Achievement against these goals is measured by the employee and supervisor will be an important, but not exclusive, element of the bonus decision process.

•  Equity or Long Term Incentive Compensation—Equity allows certain professionals to participate in the long-term growth of the firm. The M unit program provides for annual option grants which vest over a number of years and may convert into PIMCO equity that shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. Option awards may represent a significant portion of individual's total compensation.

In certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use the Long Term Incentive Plan ("LTIP") in place of the M Unit Option Plan. The LTIP provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors' profit growth and PIMCO's profit growth.

Participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

•  3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•  Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•  Amount and nature of assets managed by the portfolio manager;

•  Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•  Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•  Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•  Contributions to asset retention, gathering and client satisfaction;

•  Contributions to mentoring, coaching and/or supervising; and

•  Personal growth and skills added.

A portfolio manager's compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual's overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) ("Allianz"). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.

Ownership of Funds Shares. As of August 31, 2010 PIMCO's portfolio manager did not beneficially own any shares of the Tax-Advantaged Income Fund.

Other Accounts. As of August 31, 2010 PIMCO's portfolio manager was responsible for the day-to-day management of certain other accoutns as follows:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
Portfolio Manager	Number of Accounts		Total Assets		Number of Accounts		Total Assets		Number of Accounts		Total Assets
John Cummings	20		$6,217,490,000		1		$446,740,000		68		$5,953,760,000
	0	*	$0	*	0	*	$0	*	1	*	$299,990,000	*

*  Accounts subject to a performance-based fee.

Conflicts of Interest. From time to time, potential and actual conflicts of interest may arise between a portfolio manager's management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO's other business activities and PIMCO's possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting a Fund's investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer's capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting a Fund's investment opportunities. Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Fund. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between a Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be the best interest, or may be opposed to the best interest, of the Fund.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

Spectrum

Compensation. SIMC pays Spectrum a fee based on the assets under management of the Tax-Advantaged Income Fund as set forth in an investment sub-advisory agreement between Spectrum and SIMC. Spectrum pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Advantaged Income Fund. The following information relates to the period ended August 31, 2010.

Compensation. The structure and method used to determine the compensation of Spectrum Asset Management's portfolio managers is as follows. All Spectrum portfolio managers are paid a base salary and discretionary bonus. Salaries are established based on a benchmark of national salary levels of relevant asset management firms, taking into account each portfolio manager's position and responsibilities, experience, contribution to client servicing, compliance with firm and/or regulatory policies and procedures, work ethic, seniority and length of service, and contribution to the overall functioning of the organization. Base salaries are fixed, but are subject to periodic adjustments, usually on an annual basis.

The discretionary bonus component is variable and may represent a significant proportion of an individual's total annual compensation. Discretionary bonuses are determined quarterly and are based on a methodology used by senior management that takes into consideration several factors, including but not necessarily limited to those listed below:

•  Changes in overall firm assets under management, including those assets in the Fund. (Portfolio managers are not directly incentivized to increase assets ("AUM"), although they are indirectly compensated as a result of an increase in AUM)

•  Portfolio performance (on a pre-tax basis) relative to benchmarks measured annually. (The relevant benchmark is a custom benchmark composed of 65% Merrill Lynch Preferred Stock - Fixed Rate Index and 35% Barclays Capital Securities US Tier 1 Index).

•  Contribution to client servicing

•  Compliance with firm and/or regulatory policies and procedures

•  Work ethic

•  Seniority and length of service

•  Contribution to overall functioning of organization

Total compensation is designed to be globally competitive and is evaluated annually relative to other top-tier asset management firms.

Ownership of Fund Shares. As of August 31, 2010, Spectrum's portfolio managers did not beneficially own any shares of the Tax-Advantaged Income Fund.

Other Accounts. As of August 31, 2010, Spectrum's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Mark A. Lieb	8	$6,629,903,265	3	$348,808,925	40	$3,399,118,668
L. Phillip Jacoby	8	$6,629,903,265	3	$348,808,925	35	$3,389,354,138

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interest. Spectrum's portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the Tax-Advantaged Income Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives to the Tax-Advantaged Income Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Tax-Advantaged Income Fund. Spectrum does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, Spectrum believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of Spectrum's portfolio managers' day-to-day management of the Tax-Advantaged Income Fund. Because of their positions with the Tax-Advantaged Income Fund, the portfolio managers know the size, timing and possible market impact of Tax-Advantaged Income Fund trades. It is theoretically possible that Spectrum's portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Tax-Advantaged Income Fund. However, Spectrum has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of Spectrum's portfolio managers' management of the Tax-Advantaged Income Fund and other accounts which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Tax-Advantaged Income Fund. This conflict of interest may be exacerbated to the extent that Spectrum or its portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the Tax-Advantaged Income Fund. Notwithstanding this theoretical conflict of interest, it is Spectrum's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Spectrum has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while Spectrum's portfolio managers may buy other accounts securities that differ in identity or quantity from securities bought for the Tax-Advantaged Income Fund, such securities might not be suitable for the Tax-Advantaged Income Fund given its investment objectives and related restrictions.

Standish

Compensation. SIMC pays Standish a fee based on the assets under management of the Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New York Municipal Bond and Intermediate-Term Municipal Bond Funds as set forth in investment sub-advisory agreements between Standish and SIMC. Standish pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New York Municipal Bond and Intermediate-Term Municipal Bond Funds. The following information relates to the period ended August 31, 2009.

Standish, not the Fund, compensates the portfolio managers. The portfolio managers' compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term).

Funding for the Standish Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Standish's overall performance as opposed to the performance of a single product our group.

All investment professionals are eligible to receive incentive awards. Cash awards are payable in the February month end pay of the following year. Most of the awards granted have some portion deferred for three years in the form of deferred cash, The Bank of New York Mellon equity, investment vehicle (consisting of investments in a range of Standish Products), or a combination of the above.

Individual awards for portfolio managers are discretionary, based on both individual and multi-sector product risk adjusted performance relative to both benchmarks and peer comparisons over one year, three year and five year periods. Also considered in determining individual awards are team participation and general contributions to Standish. Individual objectives and goals are also established at the beginning of each calendar year and are taken into account.

Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Standish's Elective Deferred Compensation Plan.

Ownership of Fund Shares. As of August 31, 2009, the portfolio manager did not beneficially own any shares of the Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New York Municipal Bond and Intermediate-Term Municipal Bond Funds.

Other Accounts. As of August 31, 2009, in addition to the Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New York Municipal Bond and Intermediate-Term Municipal Bond Funds, the portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Daniel Rabasco	0	$0	0	$0	6	$876,600,000

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. When one of Standish's portfolio managers is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Standish does not believe that any material conflicts are likely to arise out of the portfolio manager's responsibility for the management of the Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New York Municipal Bond and Intermediate-Term Municipal Bond Funds as well as one or more other accounts. Standish has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that the portfolio manager has a financial incentive to favor one account over another.

A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. Standish has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of Standish generally require that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts for which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Standish will place the order in a manner intended to result in as favorable a price as possible for such client.

A portfolio manager may favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Standish receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager's compensation.

A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. Standish imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

If the different accounts have materially and potentially conflicting investment objections or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Standish seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING

General. SEI Investments Distribution Co. (the "Distributor") serves as each Fund's distributor. The Distributor is a wholly-owned subsidiary of SEI. The Distributor has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as each Fund's distributor pursuant to a distribution agreement with the Trust ("Distribution Agreement"). The Distribution Agreement shall be approved at least annually: (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust; and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person or at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Class A, Class B and Class C Fund shares.

The Trust has adopted a Distribution Plan (the "Plan") for the Class G shares of each Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto (the "Qualified Trustees"). The Plan may not be amended to materially increase the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Class G shares of each Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan adopted for the Class G shares shareholders provides that the Trust will pay the Distributor a fee of up to 0.25% of the average daily net assets of the Funds' Class G shares that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the Distributor, that provide distribution-related services to Class G shares shareholders or to their customers who beneficially own Class G shares. Payments may be made under the Plan for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires. Except to the extent that the Administrator and/or SIMC benefited through increased fees from an increase in the net assets of the Trust, which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of that Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of the Plan or related agreements.

[For the fiscal year ended August 31, 2010, the Funds did not incur any 12b-1 expenses.]

Shareholder and Administrative Servicing Plans. The Trust has adopted shareholder servicing plans for its Class A, B, C and G shares (each a "Shareholder Servicing Plan" and, collectively, the "Shareholder Servicing Plans"). Under the Shareholder Servicing Plans, Class A, B, C and G shares of the Funds are subject to a 0.25% shareholder servicing fee. Under the Shareholder Servicing Plan for Class A and G shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; providing subaccounting with respect to shares beneficially owned by clients; providing share information on share positions to clients; forwarding shareholder communications to clients (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); processing purchase, exchange and redemption orders; and processing dividend payments. Under the Shareholder Servicing Plans for Class B and C shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; and assisting clients in changing dividend options, account designations and addresses.

The Trust has adopted administrative servicing plans for its Class B and C shares (each an "Administrative Servicing Plan" and, collectively, the "Administrative Servicing Plans"). Under the Administrative Servicing Plans, Class B and C shares of the Funds are subject to administrative servicing fees of 0.05% and 0.25%, respectively. Under the Administrative Servicing Plans for Class B and C shares, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing share information on share positions to clients; forwarding shareholder communications to clients (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); processing purchase, exchange and redemption orders; processing dividend payments on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

Distribution Expenses Incurred by Adviser. The Funds are sold primarily through independent registered investment advisors, financial planners, bank trust departments and other financial advisors ("Financial Advisors") who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools, and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Funds and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of its past profits or other available resources, and are not charged to the Funds.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Funds with "shelf space" or a higher profile for the firm's associated Financial Advisors and their customers, placing the Funds on the firm's preferred or recommended fund list, granting the Distributor access to the firm's associated Financial Advisors, providing assistance in training and educating the firms' personnel, allowing sponsorship of seminars or informational meetings, and furnishing marketing support and other specified services. These payments may be based on average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment, or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder servicing fees paid to a financial institution in accordance with the Funds' Shareholder Servicing Plan or Administrative Servicing Plan.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or its representatives to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources.

Although the Funds may use broker-dealers that sell Fund shares to effect transactions for the Funds' portfolio, the Funds, SIMC and the sub-advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as SIMC, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify risks, to lessen the probability of their occurrence and/or to mitigate the effects of such risks if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., SIMC is responsible for the investment performance of the Funds and, along with the Board, is responsible for the oversight of the Funds' Sub-Advisers, which, in turn, are responsible for the day-to-day management of the Funds' portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a Fund, at which time SIMC presents the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, each Sub-Adviser and SIMC provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of SIMC and other service providers such as the Fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Advisers and receives information about those services at its regular meetings. In addition, in connection with its consideration of whether to annually renew the Advisory Agreement between the Trust, on behalf of the Funds, and SIMC and the various Sub-Advisory Agreements between SIMC and the Sub-Advisers with respect to the Funds, the Board annually meets with SIMC and, at least every other year, meets with the Sub-Advisers to review such services. Among other things, the Board regularly considers the Sub-Advisers' adherence to the Funds' investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser and Sub-Adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the Adviser and Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds' financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds' internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with SIMC, the Sub-Advisers, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds' investment management and business affairs are carried out by or through SIMC, the Sub-Advisers and the Funds' other service providers, each of which has an independent interest in risk management and each of which has policies and methods by which one or more risk management functions are carried out. These risk management policies and methods may differ in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are nine members of the Board of Trustees, seven of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (78%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management. The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are each chaired by an independent Trustee and composed of all of the independent Trustees.

In his role as lead independent Trustee, Mr. Sullivan, among other things: presides over board meetings in the absence of the Chairman of the Board; presides over executive sessions of the independent Trustees; along with the Chairman of the Board, oversees the development of agendas for Board meetings; facilitates dealings and communications between the independent Trustees and management, and among the independent Trustees and has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1982)—SEI employee, 1974-present. Mr. Nesher currently manages SEI's proprietary investment advisory and mutual fund business and SEI's third-party fund administration business. President and Chief Executive Officer of the Trust, December 2005-present. President and Director of SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd. Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Alpha Strategy Portfolios, LP.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee* (since 1982)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Alpha Strategy Portfolios, LP.

Independent Trustees.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Self-employed Consultant, Newfound Consultants Inc. since April 1997. Member of the independent review committee for SEI's Canadian-registered mutual funds. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Alpha Strategy Portfolios, LP.

ROSEMARIE B. GRECO (DOB 03/31/46)—Trustee (since 1999)—Senior Advisor, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2009. Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, 2003-2008. Founder and Principal, Grecoventures Ltd., (private management consulting firm) from 1999 to 2002. Director, Sunoco, Inc. and Exelon Corporation. Trustee/Director of Pennsylvania Real Estate Investment Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Alpha Strategy Portfolios, LP.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008. Trustee/Director of SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Institutional Investments Trust and SEI Alpha Strategy Portfolios, LP.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor

*  Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds (as that term is defined in the 1940 Act) by virtue of their relationship with the Distributor and SIMC.

Company, 1997-1999. Trustee/Director of Ariel Mutual Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Alpha Strategy Portfolios, LP.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac). Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust and SEI Alpha Strategy Portfolios, LP.

HUBERT L. HARRIS, JR. (DOB 07/15/43)—Trustee (since 2008)—Retired since December 2005. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., from January 1998-August 2003. Director of AMVESCAP PLC from 1993-2004. Director, Colonial BancGroup, Inc., 2003-2009. Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation), 2007-2009. Director of St. Joseph's Translational Research Institute, 2009-present. Board of Councilors of the Charter Center. Trustee of SEI Daily Income Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Alpha Strategy Portfolios, LP.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Trust since 1995.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1995.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department and his experience from serving as trustee of the Trust since 1996.

The Trust has concluded that Ms. Greco should serve as Trustee because of the experience she gained serving as a Director of several large public companies and as a Trustee of a real estate investment trust, the experience and knowledge she gained serving as President and Chief Executive Officer of a large commercial bank, her experience in and knowledge of the financial services industry, and the experience she has gained serving as trustee of the Trust since 1999.

The Trust has concluded that Ms. Lesavoy should serve as Trustee because of the experience she gained as a Director of several private equity fundraising firms and marketing and selling a wide range of investment products to institutional investors, her experience in and knowledge of the financial services industry, and the experience she has gained serving as trustee of the Trust since 2003.

The Trust has concluded that Mr. Williams should serve as Trustee because of the experience he gained as Chief Investment Officer of a non-profit foundation, the President of an investment management firm, the

President of a registered investment company and the Manager of a public company's pension assets, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 2004.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a Director of other mutual funds, and the experience he has gained serving as trustee of the Trust since 2007.

The Trust has concluded that Mr. Harris should serve as Trustee because of the experience he gained as Chief Executive Officer and Director of an investment management firm, the experience he gained serving on the Board of a public company, his experience in and knowledge of the financial services and banking industries, and the experience he has gained serving as trustee of the Trust since 2008.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee.  The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditor's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy, currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times during the Trust's most recently completed fiscal year.

•  Fair Value Committee. The Board has a standing Fair Value Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Committee are to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Committee. The Fair Value Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

•  Governance Committee.  The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust's offices. Messrs. Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy currently serve as members of the Governance Committee. The Governance Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met four times during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) of the Securities and Exchange Act of 1934 (the "1934 Act"). Collectively, the Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	None	Over $100,000
Mr. Doran	None	Over $100,000
Independent
Mr. Sullivan	Over $100,000	Over $100,000
Ms. Greco	None	$50,000-$100,000
Ms. Lesavoy	None	None
Mr. Williams	None	None
Mr. Johnson	None	None
Mr. Harris	None	None

*  Valuation date is December 31, 2009.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation (000)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex (000)
Interested
Mr. Nesher	N/A	N/A	N/A	N/A
Mr. Doran	N/A	N/A	N/A	N/A
Independent
Mr. Storey*	$14	N/A	N/A	$176
Mr. Sullivan	$15	N/A	N/A	$191
Ms. Greco	$14	N/A	N/A	$176
Ms. Lesavoy	$14	N/A	N/A	$176
Mr. Williams	$14	N/A	N/A	$176
Mr. Johnson	$14	N/A	N/A	$176
Mr. Harris	$14	N/A	N/A	$176

*  Mr. Storey retired as of December 8, 2010.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more of the mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor, or until earlier resignation or removal.

ROBERT A. NESHER (DOB 08/17/46)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading "Interested Trustees."

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001.

STEPHEN F. PANNER (DOB 06/08/70)—Controller and Chief Financial Officer (since 2005)—Fund Accounting Director of the Administrator, 2005-present. Fund Administration Manager, Old Mutual Fund Services, 2000-2005, Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, Old Mutual Fund Advisors Fund, 2004-2005.

JOHN J. MCCUE (DOB 04/20/63)—Vice President (since 2004)—Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003 to present.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Opportunity Fund, L.P., Bishop Street Funds, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, The Advisors' Inner Circle Fund and The Advisors' Inner Circle Fund II, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006.

JAMES NDIAYE (DOB 09/11/68)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005.

AARON C. BUSER (DOB 11/19/70)—Vice President and Assistant Secretary (since 2008)—Vice President and Assistant Secretary of SIMC since July 2007. Attorney, Stark & Stark (law firm), March 2004-July 2007.

ANDREW S. DECKER (DOB 08/22/63)—Anti-Money Laundering Compliance Officer (since 2008)—Compliance Officer and Product Manager, SEI Investments, since 2005. Vice President, Old Mutual Capital, 2000-2005.

DAVID F. MCCANN (DOB 03/19/76)—Vice President and Assistant Secretary (since 2009)—Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests.

SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

With respect to proxies of an affiliated investment company or series thereof, the Committee will vote such proxies in the same proportion as the vote of all other shareholders of the investment company or series thereof (i.e., "echo vote" or "mirror vote").

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines, or information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC's website at http://www.sec.gov.

DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Fair Value Pricing Committee and reviewed by the Trust's Board. In complying with the 1940 Act, the Trust follows guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Money Market Securities and other Debt Securities. If available, debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

Money market securities and debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value and which is discussed in greater length below. If such prices are not available or SIMC or the Fund's sub-adviser, as applicable, deems them to be unreliable, the security will be valued at fair value as determined in good faith by the Fair Value Pricing Committee and reviewed by the Trust's Board.

Amortized Cost Valuation

Securities of the Funds will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Funds would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Funds may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Trust resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Funds would experience a lower yield. The converse would apply in a period of rising interest rates.

The Trust's use of amortized cost valuation and the maintenance of the net asset value of the Funds at $1.00 are permitted by Rule 2a-7, under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7, a money market portfolio must maintain a dollar-weighted average maturity in the Funds of 60 days or less and may not purchase any instrument having a remaining maturity of more than 397 days. The Funds must maintain a weighted average life maturity of 120 days or less. In addition, money market funds may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are "eligible securities," which means they are: (i) rated, at the time of investment, by at least two NRSROs (one if it is the only NRSRO rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality (a "second tier security"). The Sub-Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, investments in second tier securities are subject to the further constraints that: (i) no more than 3% of a Fund's assets may be invested in such securities in the aggregate; and (ii) any investment in such securities of one issuer is limited to 1/2 of 1%.

Rule 2a-7 also requires the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. However, there is no assurance that the Trust will be able to meet this objective. The Trust's procedures require the determination of the extent of deviation, if any, of a Fund's current net asset value per share calculated using available market quotations from a Fund's amortized cost value per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of Funds other than the Money Market Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Purchases and redemptions of shares of the Money Market Funds may be made on any day the NYSE and the Federal Reserve System ("Federal Reserve") are open for business. Each Money Market Fund may operate on any day that the NYSE is closed for business, but the Federal Reserve is open for business, for such time as sufficient liquidity exists in the Fund's principal trading markets, based on the determination of the officers of the Trust, acting in consultation with SIMC or the Fund's sub-adviser, as applicable. The Funds will notify shareholders that the Funds are open for business.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Administrator, SIMC, the Distributor and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the Institutional Tax Free and Tax Free Funds observe Columbus Day and Veterans Day.

Use of Third-Party Independent Pricing Agents. The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the changes would not materially affect valuation of a Fund's net assets or involve material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may not be obtained at the next regularly scheduled Board meeting.

TAXES

Federal Income Tax

The following is only a summary of certain additional Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Recent legislative changes, however, may affect the timing of the utilization of capital loss carryforwords. Post-October losses represent losses realized on investment transactions from November 1, 2009 through August 31, 2010 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For more information about the amount of capital loss carryforwards for the fiscal year ended August 31, 2010, please refer to the Annual Report.

Distributions of net investment income by a Fund may be taxable as ordinary income, whether you take them in cash or additional shares. However, a Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders at capital gains rates, regardless of how long the shareholder has held the Fund shares. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum tax rate for long-term capital gains will rise to 20% (18% for assets held more than 5 years) beginning in 2013.

Each Fund will decide whether to distribute or retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Fund will pay Federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Fund as a credit against their Federal income tax liability.

A gain or loss realized by a shareholder on the sale or exchange of shares of a Fund held as a capital asset will be capital gain or loss, and such gain or loss will be long-term or short-term, depending upon how long you have held your shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares. Any loss realized by a shareholder on the disposition of shares held 6 months or less is disallowed to the extent of the amount of exempt-interest dividends received by the shareholder with respect to such shares.

Each Fund will generally be subject to a nondeductible 4% Federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for such calendar year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund is required by Federal law to withhold at the applicable rate a tax on reportable payments (which may include dividends, capital gains distributions and redemptions) paid to individual or non-corporate shareholders who have not certified on the Account Registration Form, or on a separate form supplied by the Fund, that: (i) the Social Security or Taxpayer Identification Number provided is correct; (ii) the shareholder is exempt from backup withholding or is not currently subject to backup withholding; and (iii) the shareholder is a U.S. citizen or resident alien.

Each Fund within the Trust is treated as a separate corporation for Federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately, rather than to the Trust as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for each Fund.

Each Fund intends to qualify as a regulated investment company ("RIC") under the Code for each tax year. If a Fund fails to so qualify for any year, the Fund would incur corporate federal income tax (and to the extent applicable, corporate alternative minimum tax), and its distributions (including capital gains distributions), to the extent of its current and accumulated earnings and profits, will be taxable as ordinary income dividends to its shareholders, subject to the corporate dividends received deduction for corporate shareholders and to the reduced rates applicable to qualified dividend income for individual shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC.

The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify for treatment as a RIC under the Code, a Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income, including net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies or other income (including gains from forward contracts) derived with respect to its business of investing in stocks, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership ("Income Requirement"); (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, United States Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers engaged in the same, similar, or related trades or businesses if a Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% Federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the Federal excise tax applicable to RICs.

Only the Tax-Advantaged Income Fund expects to receive income generally in the form of dividends and interest on its investments. A portion of the dividends paid by the Tax-Advantaged Income Fund may be treated as qualified dividend income (currently eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, subject to certain holding period requirements and other requirements, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Absent further legislation, the maximum 15% rate on qualified dividend income will cease to apply and qualified dividend income will be subject to tax rates of up to 39.6% in taxable years beginning after December 31, 2012.

Each Fund other than the Tax-Advantaged Income Fund anticipates receiving only interest income and accordingly no dividends of any such Fund are expected to qualify for the dividends received deduction or as qualified dividend income.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund). "Net investment income" does not include exempt-interest dividends.

Exempt-interest dividends are excludable from a shareholder's gross income for regular Federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at the rate of 26% to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. There are two circumstances where exempt-interest dividends impact the computation of the Alternative Minimum Tax. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. The Funds intend, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Funds and will be applied uniformly to all dividends declared with respect to the Funds during that year. This percentage may differ from the actual percentage for any particular day. The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for Federal income tax purposes shortly after the close of each calendar year.

While the Tax-Advantaged Income Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from Federal income tax in order to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, if the Tax-Advantaged Income Fund fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to Federal income tax.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Funds will not be deductible for Federal income tax purposes to the extent that the Funds distribute exempt-interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Funds. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds or private activity bonds.

Issuers of bonds purchased by the Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

State Taxes

Depending upon applicable state and local law, shareholders of a Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities in which they reside, but shareholders may be subject to tax on income derived from obligations of other jurisdictions and/or capital gains distributions, if any. Each Fund will make periodic reports to shareholders of the source of distributions on a state-by-state basis. The following is a general abbreviated summary of certain state tax laws presently in effect as they might govern the state taxation of shareholders. These laws are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their own tax advisors for more detailed information concerning state tax matters.

Massachusetts Income Taxes. The following is a general, abbreviated summary of certain of the provisions of the Massachusetts tax code presently in effect as they directly govern the taxation of shareholders subject to Massachusetts personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive. Under current law, as long as the Massachusetts Municipal Bond Fund qualifies as a regulated investment company under the Code, distributions from the Fund that qualify as exempt-interest dividends for Federal income tax purposes are exempt from Massachusetts personal income taxation, to the extent that the distributions are derived from interest on certain Massachusetts obligations and are properly designated as such in a written notice mailed to the Fund's shareholders not later than 60 days after the close of the Fund's tax year. In addition, as long as the Fund qualifies as a regulated investment company under the Code, distributions which qualify as capital gain dividends for Federal income tax purposes also are exempt from Massachusetts personal income taxation, to the extent that the distributions are attributable to gains from the sale or exchange of certain Massachusetts obligations, and are properly designated as such in a written notice mailed to the Fund's shareholders not later than 60 days after the close of the Fund's tax year.

Shareholders should consult their own tax advisors regarding the particular tax consequences of an investment in a Fund.

California Income Taxes. The following is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation Code presently in effect as they directly govern the taxation of Shareholders subject to California personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their own tax advisors for more detailed information concerning California tax matters. The California Municipal Bond Fund intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The Fund will qualify to pay California exempt-interest dividends if: (1) at the close of each quarter of the Fund's taxable year, at least 50 percent of the value of the Fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations"); and (2) the Fund continues to qualify as a regulated investment company.

If the Fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. The Fund will notify its shareholders of the amount of exempt-interest dividends each year.

Corporations subject to California franchise tax that invest in a Fund are not entitled to exclude California exempt-interest dividends from income.

Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for Federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the Fund's earnings and profits.

Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a Fund will not be deductible for California personal income tax purposes if the Fund distributes California exempt-interest dividends.

If a Fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends: (1) if they are designated as exempt-interest dividends by the Fund in a written notice to shareholders mailed within 60 days of the close of the Fund's taxable year; and (2) to the extent the interest received by the Fund during the year on California Tax Exempt Obligations exceeds expenses of the Fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the Fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend.

Pennsylvania Taxes. The following is a general, abbreviated summary of certain of the provisions of the Pennsylvania tax code presently in effect as they directly govern the taxation of shareholders subject to Pennsylvania personal income tax. These provisions are subject to change by legislative or administration action, and any such change may be retroactive.

Distributions paid by the Pennsylvania Municipal Bond Fund to shareholders will not be subject to the Pennsylvania personal income tax or the Philadelphia School District investment net income tax to the extent that the distributions are attributable to interest received by each Fund from its investments in: (i) obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board of agency created by the Commonwealth of Pennsylvania or any public authority created by such political subdivision; and (ii) obligations of the United States, the interest and gains from which are statutorily free from state taxation in the Commonwealth. Distributions by the Fund to a Pennsylvania resident that are attributable to most other sources will not be exempt from the Pennsylvania personal income tax or (for residents of Philadelphia) the

Philadelphia School District investment net income tax. Distributions paid by the Fund which are excludable as exempt income for Federal tax purposes are not subject to the Pennsylvania corporate net income tax.

The Fund intends to invest primarily in obligations that produce interest exempt from Federal and Pennsylvania taxes. If the Fund invests in obligations that pay interest that is not exempt for Pennsylvania purposes but is exempt for Federal purposes, a portion of the Fund's distributions will be subject to Pennsylvania personal income tax.

Shareholders should consult their own tax advisors regarding the specific tax consequences of an investment in the Fund.

New York State and Local Taxes. The following is a general, abbreviated summary of certain of the provisions of the New York tax code presently in effect as they directly govern the taxation of shareholders subject to New York personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

Dividends paid by the New York Municipal Bond Fund that are derived from interest on municipal securities issued by New York State and political subdivisions or any agency or instrumentality thereof which interest would be exempt from New York State tax if held by an individual, will be exempt from New York State and New York City personal income taxes, but not corporate franchise taxes. Other dividends and distributions from other Municipal Securities, certain U.S. Government obligations, taxable income and capital gains will not be exempt from New York State and New York City taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of a Fund is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year.

Shareholders should consult their own tax advisors regarding the specific tax consequences of an investment in the Fund.

New Jersey Income Taxes. The following is a general, abbreviated summary of certain of the provisions of the New Jersey tax code presently in effect as they directly govern the taxation of shareholders subject to New Jersey tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

For purposes of this discussion of New Jersey taxation, it is assumed that the New Jersey Municipal Bond Fund will continue to qualify as a regulated investment company for Federal tax purposes. Distributions paid by the Fund will not be subject to the New Jersey Gross Income Tax to the extent they are derived from interest income on, and net gain, if any, from the disposition of, obligations issued by New Jersey, its local governmental entities, instrumentalities, or agencies ("New Jersey securities") or direct obligations of the United States, its territories and certain of its agencies and instrumentalities ("Federal Securities") held by the Fund, either when received by the Fund or when credited or distributed to the investors, provided that the Fund meets the New Jersey requirements for a qualified investment fund, which requirements include but are not limited to the following: (1) maintaining its registration as a registered investment company; (2) investing at least 80% of the aggregate principal amount of the Fund's investments, excluding cash and certain specified items, in New Jersey securities or Federal Securities, and (3) investing 100% of its assets in interest bearing obligations, obligations issued at a discount and cash and cash items, including receivables, and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto.

For New Jersey Gross Income Tax purposes, net income or gains and distributions derived from investments in other than New Jersey securities and Federal Securities, and distributions from net realized capital gains in respect of such investments, would be taxable. Thus, while the Fund intends to invest primarily in obligations that produce interest exempt from Federal and New Jersey taxes, if the Fund invests in obligations that pay interest that is not exempt for New Jersey purposes but is exempt for Federal purposes, a portion of the Fund's distributions would be subject to New Jersey tax.

Shareholders should consult their tax advisors concerning the state and local tax consequences of investments in the Fund.

PORTFOLIO TRANSACTIONS

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark-up or reflect a dealer's mark-down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Brokerage Selection. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, SIMC and the Funds' sub-advisers are responsible for placing orders to execute portfolio transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While SIMC and the Funds' sub-advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, SIMC or the Fund's sub-adviser, as applicable, may select a broker based upon brokerage or research services provided to SIMC or the Fund's sub-adviser. SIMC and the Funds' sub-advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

SIMC and the various firms that serve as sub-advisers to the Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may execute a substantial portion of a Fund's portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the "Commission Recapture Program"). SIMC then requests, but does not require, that the Fund's sub-adviser executes a portion of a Fund's portfolio transactions through the Commission Recapture Program. Under the Commission Recapture Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to a Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay fund operating expenses. The Fund's sub-adviser is authorized to execute trades pursuant to the Commission Recapture Program, provided that the Fund's sub-adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Trust's prospectuses, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to a Fund and/or reimburses expenses of a Fund in order to maintain the Fund's total operating expenses at or below a specified level. In such cases, the portion of commissions returned to a Fund under the Commission Recapture Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to a Fund under the Commission Recapture Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in a Fund's portfolio when there is a change in sub-advisers in the Fund or a reallocation of assets among the Funds' sub-advisers. An unaffiliated third-party broker selected by SIMC or the relevant sub-adviser provides execution and clearing services with respect to such trades, and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of Fund transactions through affiliated brokers. The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

Section 28(e) of the 1934 Act permits SIMC and the Funds' sub-advisers, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, SIMC and the Funds' sub-advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (e.g., clearance, settlement and custody). In the case of research services, SIMC and the Funds' sub-advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which SIMC or the Funds' sub-advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. SIMC or the Funds' sub-advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by SIMC or the Funds' sub-advisers will be in addition to and not in lieu of the services required to be performed by SIMC or the Funds' sub-advisers under their advisory agreements or sub-advisory agreements, respectively. Any advisory or other fees paid to SIMC or the Funds' sub-advisers are not reduced as a result of the receipt of research services.

In some cases SIMC or the Funds' sub-advisers may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, SIMC or the Fund's sub-adviser, as applicable, makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while SIMC or the Fund's sub-adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, SIMC and the Funds' sub-advisers face a potential conflict of interest, but SIMC and the Funds' sub-advisers believe that their respective allocation procedures are reasonably designed to ensure that they appropriately allocate the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide SIMC or the Funds' sub-advisers with research services. The Financial Industry Regulatory Authority has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

For the fiscal years ended August 31, 2008, 2009 and 2010, the Funds paid no brokerage commissions.

The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, SIMC or the Fund's sub-adviser will deal directly with the dealers who make a market in the securities involved, except in those circumstances where they reasonably believe that better prices and execution may be available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis, and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds will primarily consist of dealer spreads and underwriting commissions.

Brokerage with Fund Affiliates. It is expected that certain of the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and rules, or any orders, of the SEC. These provisions require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with payment of certain of the Funds' expenses by such broker-dealers. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations, or any orders, of the SEC.

PORTFOLIO TURNOVER

It is expected that the portfolio turnover rate will normally not exceed 100% for any Fund. A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.

For each of the fiscal years ending August 31, 2009 and 2010, the portfolio turnover rates for the Funds were as follows:

	Turnover Rate
Fund	2009	2010
Intermediate-Term Municipal Fund	36%	20%
Short Duration Municipal Fund	68%	33%
California Municipal Bond Fund	25%	7%
Massachusetts Municipal Bond Fund	20%	14%
New Jersey Municipal Bond Fund	7%	12%
New York Municipal Bond Fund	10%	10%
Pennsylvania Municipal Bond Fund	15%	15%
Tax-Advantaged Income Fund	16%	18%

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the "Portfolio Holdings Website"). The Board has approved a policy that provides that portfolio holdings may not be made available to any third-party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Five (5) calendar days after each month end, a list of all portfolio holdings in the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New

Jersey Municipal Bond, New York Municipal Bond, Tax-Advantaged Income and Pennsylvania Municipal Bond Funds as of the end of such month shall be made available on the Portfolio Holdings Website. Five (5) calendar days after the end of each month, a list of all portfolio holdings in the Institutional Tax Free and Tax Free Funds as of the end of such month and other information regarding the Funds' portfolio and its portfolio holdings shall be made available on the Portfolio Holdings Website. In addition to a list of all the Institutional Tax Free and Tax Free Funds' portfolio holdings, the Portfolio Holdings Website may include certain attributes of (a) the Funds' portfolio holdings, such as CUSIP, yield, maturity date, a general category of the instrument, amortized cost value and principal amount, and (b) the Funds' portfolio, such as the Funds' dollar-weighted average portfolio maturity and dollar-weighted average life. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth calendar month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds' Trustees, SIMC, the sub-advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds' third-party independent pricing agents and the Fund's independent registered public accounting firm, as well as to state and Federal regulators and government agencies, and as otherwise requested by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the

Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC, the Funds' sub-advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust or for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectuses or SAI for the Funds state that an investment limitation or a fundamental policy may not be changed without shareholder approval or that other action requires shareholder approval, such approval means the vote of: (i) 67% or more of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, even if the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of Friday, December 10, 2010, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency or custodial customers.

Name and Address of Shareholder	Number of Shares	Percentage of Fund
Intermediate-Term Municipal Fund – Class A
SEI Private Trust Company	68,486,187.744	85.50%
One Freedom Valley Drive
Oaks, PA 19456-9989
SEI Private Trust Company	6,996,998.217	8.74%
One Freedom Valley Drive
Oaks, PA 19456-9989
Short Duration Municipal Fund – Class A
SEI Private Trust Company	49,503,677.655	84.92%
One Freedom Valley Drive
Oaks, PA 19456-9989
SEI Private Trust Company	7,694,647.183	13.20%
One Freedom Valley Drive
Oaks, PA 19456-9989
California Municipal Bond Fund – Class A
SEI Private Trust Company	13,116,989.142	88.52%
One Freedom Valley Drive
Oaks, PA 19456-9989
SEI Private Trust Company	1,532,024.266	10.34%
One Freedom Valley Drive
Oaks, PA 19456-9989
Massachusetts Municipal Bond Fund – Class A
SEI Private Trust Company	3,137,706.698	89.39%
One Freedom Valley Drive
Oaks, PA 19456-9989
SEI Private Trust Company	210,084.074	5.99%
One Freedom Valley Drive
Oaks, PA 19456-9989
New Jersey Municipal Bond Fund – Class A
SEI Private Trust Company	6,807,333.512	91.59%
One Freedom Valley Drive
Oaks, PA 19456-9989
SEI Private Trust Company	502,963.590	6.77%
One Freedom Valley Drive
Oaks, PA 19456-9989

Name and Address of Shareholder	Number of Shares	Percentage of Fund
New York Municipal Bond Fund – Class A
SEI Private Trust Company	8,480,810.777	87.91%
One Freedom Valley Drive
Oaks, PA 19456-9989
SEI Private Trust Company	845,881.153	8.77%
One Freedom Valley Drive
Oaks, PA 19456-9989
Pennsylvania Municipal Bond Fund – Class A
SEI Private Trust Company	4,505,809.678	88.52%
One Freedom Valley Drive
Oaks, PA 19456-9989
SEI Private Trust Company	400,817.569	7.87%
One Freedom Valley Drive
Oaks, PA 19456-9989
Tax-Advantaged Income Fund – Class A
SEI Private Trust Company	22,133,670.854	81.35%
One Freedom Valley Drive
Oaks, PA 19456-9989
SEI Private Trust Company	4,646,855.573	17.08%
One Freedom Valley Drive
Oaks, PA 19456-9989
Institutional Tax Free Fund – Class A
SEI Private Trust Company	138,404,541.850	18.52%
Attn: April Johnson, Maureen Burns
One Freedom Valley Drive
Oaks, PA 19456-9989
SEI Private Trust Company	102,101,511.610	13.66%
Mutual Funds Administrator
One Freedom Valley Drive
Oaks, PA 19456-9989
SEI Private Trust Company	61,801,673.270	8.27%
c/o SEI Corporation
P.O. Box 1100
Oaks, PA 19456-1100
Muir & Co	56,308,729.010	7.53%
c/o Frost National Bank
P.O. Box 2479
San Antonio, TX 78298-2479

Name and Address of Shareholder	Number of Shares	Percentage of Fund
SEI Private Trust Company	52,452,868.690	7.02%
Attn: Ian Weiss
One Freedom Valley Drive
Oaks, PA 19456-9989
SEI Private Trust Company	51,974,599.950	6.95%
One Freedom Valley Drive
Oaks, PA 19456-9989
MIDHILL	43,439,680.330	5.81%
c/o Hilltop National Bank
Attn: Richard Rogers
P.O. Box 2680
Casper, WY 82602-2680
Tax Free Fund – Class A
SEI Private Trust Company	569,846,282.200	95.12%
c/o SEI Corporation
P.O. Box 1100
Oaks, PA 19456-1100
Pennsylvania Municipal Bond Fund – Class B
SEI Private Trust Company	892,615.365	40.77%
c/o M&T Bank
Attn: Mutual Funds
One Freedom Valley Drive
Oaks, PA 19456-9989
East Stroudsburg Savings Association	424,740.967	19.40%
Asset Management & Trust Services
744 Main Street
Stroudsburg, PA 18360-2018
ACNB Company	200,920.742	9.18%
Adams County National Bank
P.O. Box 4566
Gettysburg, PA 17325-4566
Institutional Tax Free Fund – Class B
SEI Trust	63,530,899.260	35.01%
c/o Chevy Chase Trust
One Freedom Valley Drive
Oaks, PA 19456-9989
SEI Private Trust Company	28,370,542.120	15.63%
Attn: Jackie Esposito
One Freedom Valley Drive
Oaks, PA 19456-9989

Name and Address of Shareholder	Number of Shares	Percentage of Fund
SEI Private Trust Company	24,360,971.660	13.43%
One Freedom Valley Drive
Oaks, PA 19456-9989
SEI Private Trust Company	15,397,681.650	8.49%
c/o The People's Bank
Attn: Mutual Fund Admin
One Freedom Valley Drive
Oaks, PA 19456-9989
Muir & Co	15,395,695.870	8.48%
c/o Frost National Bank
P.O. Box 2479
San Antonio, TX 78298-2479
SEI Private Trust Company	12,618,196.530	6.95%
Attn: Mutual Funds
One Freedom Valley Drive
Oaks, PA 19456-9989
SEI Private Trust Company	9,910,804.530	5.46%
One Freedom Valley Drive
Oaks, PA 19456-9989
Institutional Tax Free Fund – Class C
Monroe County Bank	2,836,567.610	41.87%
Attn: Financial Management Services
210 E. Kirkwood Ave.
Bloomington, IN 47408-3551
SEI Private Trust Company	1,759,555.650	25.97%
c/o The People's Bank
One Freedom Valley Drive
Oaks, PA 19456-9989
Provident Bank	1,141,735.390	16.85%
400 Bella Boulevard
Montebello, NY 10901
Citizens Bank-MA	640,709.120	9.46%
Attn: Jennifer Costa
1 Citizens Drive
Riverside, RI 02915-3019

CUSTODIAN

U.S. Bank National Association, ("U.S. Bank"), 425 Walnut Street, Cincinnati, Ohio 45202 (the "Custodian"), serves as custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements incorporated by reference into this SAI and the Financial Highlights for the years ended August 31, 2006, 2007, 2008, 2009 and 2010 included in the Prospectuses have been audited by KPMG LLP, an independent registered public accounting firm, located at 1601 Market Street, Philadelphia, Pennsylvania 19103.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

APPENDIX A – DESCRIPTION OF RATINGS

Municipal Note Ratings. An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•  Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

•  Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Municipal obligations rated MIG-2 and VMIG-2 are high quality. Margins of protection are ample although not so large as in the preceding group.

Municipal and Corporate Bond Ratings. Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degrees.

Bonds rated A by S&P have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa-rated securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa-rated securities.

Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa by Moody's are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

A-1

Commercial Paper Ratings. Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety; issues rated A-1+ are those with an "overwhelming degree" of credit protection; those rated A-1 reflect a "very strong" degree of safety regarding timely payment; those rated A-2 reflect a "satisfactory" degree of safety regarding timely payment.

Commercial paper issuers rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.

A-2

PART C: OTHER INFORMATION

Item 28.  Exhibits:

(a)(1)  Registrant's Declaration of Trust is herein incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the Securities and Exchange Commission ("SEC") on December 18, 1997.

(a)(2)  Amendment to the Registrant's Declaration of Trust, dated July 30, 1982, is herein incorporated by reference to Exhibit 1(b) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on December 18, 1997.

(a)(3)  Amendment to the Registrant's Declaration of Trust, dated May 23, 1986, is herein incorporated by reference to Exhibit 1(c) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on December 18, 1997.

(a)(4)  Amendment to the Registrant's Declaration of Trust, dated April 8, 1987, is herein incorporated by reference to Exhibit 1(d) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on December 18, 1997.

(a)(5)  Amendment to the Registrant's Declaration of Trust, dated December 23, 1988, is herein incorporated by reference to Exhibit 1(e) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on December 18, 1997.

(a)(6)  Amendment to the Registrant's Declaration of Trust, dated June 16, 1989, is herein incorporated by reference to Exhibit 1(f) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on December 18, 1997.

(a)(7)  Amendment to the Registrant's Declaration of Trust, dated July 5, 1989, is herein incorporated by reference to Exhibit 1(g) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on December 18, 1997.

(a)(8)  Amendment to the Registrant's Declaration of Trust, dated November 15, 1989, is herein incorporated by reference to Exhibit 1(h) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on December 18, 1997.

(b)  Amended By-Laws, dated June 17, 2004, are herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 29, 2004.

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement dated April 16, 1996 with SEI Investments Management Corporation ("SIMC"), formerly known as SEI Financial Management Corporation, is herein incorporated by reference to Exhibit 5(j) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on December 18, 1997.

(d)(2)  Investment Sub-Advisory Agreement dated November 12, 2003 between SIMC and Standish Mellon Asset Management Company LLC with respect to the Pennsylvania Municipal Bond Fund is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 29, 2003.

(d)(3)  Schedule B to Investment Advisory Agreement between Registrant and SIMC, formerly known as SEI Financial Management Corporation, adding Pennsylvania Municipal Bond Fund, is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 30, 2002.

(d)(4)  Schedule D to Investment Advisory Agreement between Registrant and SIMC, adding Short Duration Municipal Fund, is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on April 13, 2007.

(d)(5)  Schedule E to Investment Advisory Agreement between Registrant and SIMC, adding California Tax Exempt Fund, Tax Free Fund, Institutional Tax Free Fund and Pennsylvania Tax Free Fund, is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on April 13, 2007.

(d)(6)  Schedule F to Investment Advisory Agreement between Registrant and SIMC, adding New York Municipal Bond Fund f/k/a New York Intermediate Term Municipal Portfolio, New Jersey Municipal Bond Fund f/k/a New Jersey Tax Free Portfolio, Massachusetts Municipal Bond Fund f/k/a Massachusetts Tax Free Portfolio and the California Municipal Bond Fund, f/k/a California Tax Free Portfolio, is herein incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on April 13, 2007.

(d)(7)  Schedule G to Investment Advisory Agreement between Registrant and SIMC, adding Tax-Advantaged Income Fund, is herein incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on April 13, 2007.

(d)(8)  Investment Sub-Advisory Agreement dated October 31, 2001 between SIMC and McDonnell Investment Management, LLC with respect to the New Jersey Municipal Bond and California Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 31, 2001.

(d)(9)  Investment Sub-Advisory Agreement dated July 31, 2001 between SIMC and Standish Mellon Asset Management Company LLC with respect to the Intermediate-Term Municipal, New York Municipal Bond and Massachusetts Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 31, 2001.

(d)(10)  Schedule D to Investment Advisory Agreement between Registrant and SIMC, formerly known as SEI Financial Management Corporation, adding the Short Duration Municipal Fund is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on October 29, 2004.

(d)(11)  Schedule E to Investment Advisory Agreement between Registrant and SIMC, formerly known as SEI Financial Management Corporation, adding California Tax Exempt, Tax Free, Institutional Tax Free and Pennsylvania Tax Free Funds is herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 29, 2004.

(d)(12)  Schedule F to the Investment Advisory Agreement between Registrant and SIMC, formerly known as SEI Financial Management Corporation, adding New York Municipal Bond, New Jersey Municipal Bond, Massachusetts Municipal Bond and the California Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on October 28, 2005.

(d)(13)  Amendment to Investment Sub-Advisory Agreement between SIMC and McDonnell Investment Management, LLC with respect to the New Jersey Municipal Bond and California Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on November 12, 2003.

(d)(14)  Amendment to Investment Sub-Advisory Agreement between SIMC and Standish Mellon Asset Management Company LLC with respect to the Intermediate-Term Municipal, New York Municipal Bond and Massachusetts Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on November 12, 2003.

(d)(15)  Investment Sub-Advisory Agreement dated January 4, 2010 between SIMC and Delaware Management Company, a series of Delaware Business Trust, with respect to the Intermediate-Term Municipal Fund, is filed herewith.

(d)(16)  Investment Sub-Advisory Agreement dated May 18, 2007 between SIMC and Pacific Investment Management Company LLC, with respect to the Tax-Advantaged Income Fund, is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 28, 2007.

(d)(17)  Investment Sub-Advisory Agreement dated March 16, 2007 between SIMC and Spectrum Asset Management, Inc., with respect to the Tax-Advantaged Income Fund, is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on April 13, 2007.

(d)(18)  Investment Sub-Advisory Agreement dated May 4, 2009 between SIMC and Neuberger Berman Fixed Income LLC, with respect to the Institutional Tax Free, Short Duration Municipal and Tax Free Funds, is herein incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on October 30, 2009.

(e)(1)  Amended and Restated Distribution Agreement dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 30, 2002.

(e)(2)  Schedule B to the Distribution Agreement dated March 14, 2007 is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on April 13, 2007.

(f)  Not Applicable.

(g)  Custodian Agreement between SEI Tax Exempt Trust and U.S. Bank National Association dated August 16, 2006 is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 28, 2006.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement between SEI Global Funds Services and SEI Tax Exempt Trust dated December 10, 2003 is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 29, 2004.

(h)(2)  Amended Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Registrant and SEI Investments Global Funds Services dated June 26, 2008 is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on October 30, 2008.

(h)(3)  Shareholder Service Plan and Agreement with respect to the Class A shares is herein incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on May 5, 1996.

(h)(4)  Shareholder Service Plan and Agreement with respect to the Class B shares is herein incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on May 5, 1996.

(h)(5)  Administrative Services Plan and Agreement with respect to the Class B shares is herein incorporated by reference to Exhibit (9)(c) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on May 5, 1996.

(h)(6)  Shareholder Service Plan and Agreement with respect to the Class C shares is herein incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on May 5, 1996.

(h)(7)  Administrative Services Plan and Agreement with respect to the Class C shares is herein incorporated by reference to Exhibit (9)(e) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 002-76990) filed with the SEC on May 5, 1996.

(h)(8)  Shareholder Service Plan and Agreement with respect to the Class G shares is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on October 30, 2008.

(i)  Opinion and Consent of Counsel is filed herewith.

(j)  Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Distribution Plan with respect to the Class G shares is herein incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on October 30, 2008.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan relating to Class A, B, C, D, Y and G shares is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on October 30, 2008.

(o)  Not Applicable.

(p)(1)  The Code of Ethics for SEI Tax Exempt Trust dated March 20, 2000 is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 28, 2006.

(p)(2)  The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 29, 2010.

(p)(3)  The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 28, 2006.

(p)(4)  The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, dated June 2006 is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 28, 2006.

(p)(5)  The Code of Ethics for Standish Mellon Asset Management Company LLC dated November 2006 is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on April 13, 2007.

(p)(6)  The Code of Ethics for McDonnell Investment Management, LLC dated February 2005 is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on October 28, 2005.

(p)(7)  The Code of Ethics for Neuberger Berman Management LLC, an affiliate of Neuberger Berman Fixed Income LLC, dated June 2009 is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on October 30, 2009.

(p)(8)  The Code of Ethics for SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 28, 2006.

(p)(9)  The Code of Ethics for Pacific Investment Management Company LLC dated February 15, 2006 is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on April 13, 2007.

(p)(10)  The Code of Ethics for Spectrum Asset Management, Inc. dated October 2006 is herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on April 13, 2007.

(q)(1)  Powers of Attorney for William M. Doran, F. Wendell Gooch, Rosemarie B. Greco, James M. Storey, George J. Sullivan, Jr., Nina Lesavoy, Robert A. Nesher, James M. Williams and Stephen F. Panner are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 29, 2005.

(q)(2)  Power of Attorney for Mitchell A. Johnson is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on December 28, 2007.

(q)(3)  Power of Attorney for Hubert L. Harris, Jr. is herein incorporated by reference to Exhibit (q)(3) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447) filed with the SEC on October 30, 2008.

Item 29.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information regarding the Registrant's control relationships. SEI Investments Management Corporation is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 30.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.  Business and other Connections of Investment Advisers:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of each adviser or sub-adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. Each adviser's or sub-adviser's table was provided to the Registrant by the respective adviser or sub-adviser for inclusion in this Registration Statement.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the investment adviser for each of the Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, PA 19456. SIMC is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Edward Loughlin Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution Co.
SEI Trust Company
SEI Global Services, Inc.
LSV Asset Management
SEI Investments (Asia), Limited
SEI Asset Korea, Co. Ltd
SEI Investments (South
Africa) Limited
SEI Investments Global Funds
Services
SEI Investments Canada
	Company	Executive Vice President Director Director Senior Vice President Management Committee Director Director Director Vice President Director

N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company

SEI Trust Company
SEI Funds, Inc.
SEI Investments, Inc
SEI Global Investments Corp.

SEI Insurance Group, Inc.

SEI Advanced Capital
Management, Inc
SEI Primus Holding Corp.

SEI Global Services, Inc

SEI Private Trust Company
SEI SIMC Holdings, LLC
LSV Asset Management
SEI Global Capital Investments,
Inc,
SEI Investments (Europe) Ltd.
UK
SEI Investments (Asia) Limited
SEI Global Nominee Ltd.
SEI European Services Limited
U.K.
SEI Asset Korea, Co Ltd
SEI Investments Global, Limited
Larington Limited	Executive Vice President,
General Counsel, Chief
Compliance Officer, Assistant
Secretary
Director, Vice President
Vice President, Secretary
Vice President, Secretary
Director, Vice President,
Secretary
Director, Vice President,
Assistant Secretary
Director, Vice President,
Secretary
Vice President, Assistant
Secretary
Director, Senior Vice President,
Assistant Secretary
Director, Vice President
Manager
Management Committee
Vice President, Assistant
Secretary
Director

Director
Director
Director

Director
Director
Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
SEI Investments—Global Fund
Services Limited
SEI Ventures Inc.
SEI Investments Management
Corporation Delaware, LLC
SIMC Subsidiary LLC
SEI Investments Development
Inc.
SEI Investments Global Funds
Services
SEI Investments Canada
Company
SEI Institutional Transfer Agent,
	Inc.	Director Vice President, Secretary Vice President, Assistant Secretary Manager Vice President, Secretary Vice President, Assistant Secretary Director Director, Senior Vice President

Wayne Withrow Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution Co.
SEI Global Services Inc
SEI Investments Global (Cayman)
Limited
SEI Global Holdings (Cayman)
Inc
SEI Investments—Global Fund
Services Limited
SEI Investments Global
	(Bermuda) Ltd	Executive Vice President Director Director, Senior Vice President Director Chairman of the Board, Chief Executive Officer Director Vice President

Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company
SEI Global Investments Corp
SEI Global Services, Inc
SEI Investments (Asia), Limited
SEI Investments (Europe) Ltd UK
SEI Global Nominee Ltd
SEI European Services Limited
U.K.
SEI Investments Global, Limited
SEI Investments (South Africa)
Limited
SEI Investments Canada
	Company	Executive Vice President President Senior Vice President Director Director Director Director Director Director Director, President

Kevin Barr Director & President	SEI Investments Company SEI Investments Distribution Co. SEI Global Services Inc.	Executive Vice President President, Chief Executive Officer Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Kathy Heilig Vice President & Treasurer	SEI Investments Company

SEI Funds Inc

SEI Investments, Inc

SEI Global Investments Corp

SEI Insurance Group, Inc
SEI Advanced Capital
Management, Inc
SEI Primus Holding Corp

SEI Global Services, Inc.
SEI Global Capital Investments,
Inc
SEI Investments Global (Cayman)
Limited
SEI Investments Global Holdings
(Cayman) Inc
SEI Ventures, Inc

SEI Investments Management
Corporation Delaware, LLC
SEI Investments Developments
Inc
SEI Investments Global Funds
Services	Vice President, Controller &
Chief Accounting Officer
Director, Vice President,
Treasurer
Director, Vice President,
Treasurer
Director, Vice President &
Treasurer
Vice President, Treasurer
Director, Vice President,
Treasurer
Director, Vice President,
Treasurer
Treasurer
Director, Vice President,
Treasurer
Vice President, Treasurer

Vice President, Assistant
Secretary & Treasurer
Director, Vice President,
Treasurer
Manager, Vice President,
Treasurer
Director, Vice President,
Treasurer
Vice President, Treasurer

Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company

SEI Funds Inc
SEI Global Services Inc

SEI SIMC Holdings, LLC
SEI Investments Global
(Bermuda) Ltd
SEI Structured Credit Fund, L.P.

SEI Investments Global
(Bermuda) Ltd.
SIMC Subsidiary, LLC
SEI Investments Global Funds
Services
SEI Institutional Transfer Agent,
Inc.	Vice President—Legal &
Assistant Secretary
Vice President
Vice President & Assistant
Secretary
Manager
Vice President

Vice President, Assistant
Secretary
Vice President

Manager
General Counsel, Vice
President & Secretary
General Counsel, Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Aaron Buser Vice President & Assistant Secretary	SEI Structured Credit Fund, L.P. SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary Vice President, Assistant Secretary

Felicity Jay Vice President & Assistant Secretary	—	—

David McCann Vice President & Assistant Secretary	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary

James Ndiaye Vice President & Assistant Secretary	SEI Funds, Inc.
SEI Global Services, Inc.
SEI Structured Credit Fund, L.P.

SEI Investments Global
(Cayman), Limited
SEI Global Holdings (Cayman)
Inc.
SEI Investments Global Funds
Services
SEI Institutional Transfer Agent,
	Inc.	Vice President Vice President Vice President & Assistant Secretary Vice President, Secretary Vice President, Secretary Vice President & Assistant Secretary Vice President & Assistant Secretary

Stephanie Cavanagh Chief Compliance Officer	—	—

Kevin Crowe Vice President	SEI Global Services, Inc.	Vice President

Michael Farrell Vice President	—	—

John Fisher Vice President	SEI Global Services, Inc.	Vice President

Linda Kerr Vice President	SEI Global Services, Inc. SEI Private Trust Company	Vice President Vice President

Paul Klauder Vice President	SEI Global Services, Inc SEI Investments Canada Company	Vice President Vice President

John W. Lau Vice President	—	—

William T. Lawrence Vice President	—	—

John J. McCue Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Greg McIntire Vice President	—	—

Dave McLaughlin Vice President	—	—

Carolyn McLaurin Vice President	—	—

Roger Messina Vice President	SEI Global Services, Inc. SEI Investments Canada Company	Vice President Vice President

James Miceli Vice President	SEI Global Services, Inc.	Vice President

James V. Morris Vice President	SEI Global Services, Inc.	Vice President

Stephen Onofrio Vice President	SEI Global Services, Inc.	Vice President

Sandra M. Schaufler Vice President	—	—

Sean Simko Vice President	—	—

James Smigiel Vice President	—	—

Robert Wrzesniewski Vice President	SEI Global Services, Inc.	Vice President

Delaware Management Company

Delaware Management Company, a series of Delaware Management Business Trust, ("Delaware") is a sub-adviser for the Registrant's Intermediate Term Municipal Fund. The principal business address of Delaware is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Delaware is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Patrick P. Coyne President	Delaware Investments® Family of Funds Delaware Investments Kaydon Corp. Investment Company Institute (ICI)	Chairman, President and Chief Executive Officer Various executive capacities Director Board of Governors Member Investment Committee Member

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Michael J. Hogan Executive Vice President, Head of Equity Investments	Delaware Investments® Family of Funds Delaware Investments	Executive Vice President, Head of Equity Investments Various executive capacities

Philip N. Russo Executive Vice President, Chief Administrative Officer	Delaware Investments	Various executive capacities

See Yeng Quek Executive Vice President, Managing Director, Chief Investment Officer—Fixed Income	Delaware Investments® Family of Funds Delaware Investments HYPPCO Finance Company Ltd.	Executive Vice President, Managing Director—Fixed Income Various executive capacities Director, Trustee

Douglas L. Anderson Senior Vice President, Operations	Delaware Investments	Various executive capacities

Joseph R. Baxter Senior Vice President, Head of Municipal Bond Investments	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Head of Municipal Bond Investments Various executive capacities

Christopher S. Beck Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Michael P. Buckley Senior Vice President, Director of Municipal Research	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President/Director of Municipal Research Various executive capacities

Stephen J. Busch Senior Vice President Investment Accounting	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Investment Accounting Various executive capacities

Michael F. Capuzzi Senior Vice President— Investment Systems	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President— Investment Systems Various executive capacities

Lui-Er Chen Senior Vice President, Senior Portfolio Manager, Chief Investment Officer—Emerging Markets	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager, Chief Investment Officer—Emerging Markets Various executive capacities

Thomas H. Chow Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Stephen J. Czepiel Senior Vice President, Senior Portfolio Manager,	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Chuck M. Devereux Senior Vice President, Senior Research Analyst	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Research Analyst Various executive capacities

Roger A. Early Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Stuart M. George Senior Vice President, Head of Equity Trading	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Head of Equity Trading Various executive capacities

Paul Grillo Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Kevin P. Loome Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments Various executive capacities

Timothy D. McGarrity Senior Vice President, Financial Services Officer	Delaware Investments	Senior Vice President/ Financial Services Officer

Francis X. Morris Senior Vice President, Chief Investment Officer—Core Equity	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer—Core Equity Various executive capacities

Brian L. Murray, Jr. Senior Vice President, Chief Compliance Officer	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Chief Compliance Officer Various executive capacities

Susan L. Natalini Senior Vice President, Marketing & Shares Services	Delaware Investments	Various executive capacities

D. Tysen Nutt Senior Vice President, Chief Investment Officer—Large Cap Value Equity	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer—Large Cap Value Equity Various executive capacities

Philip O. Obazee Senior Vice President/ Derivatives Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President/ Derivatives Manager Various executive capacities

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
David P. O'Connor Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel	Delaware Investments® Family of Funds Delaware Investments Optimum Fund Trust	Senior Vice President, Strategic
Investment Relationships and
Initiatives, General Counsel
Various executive capacities
Senior Vice President, Strategic
Investment Relationships and
Initiatives, General Counsel,
Chief Legal Officer

Richard Salus Senior Vice President, Controller, Treasurer	Delaware Investments® Family of Funds Delaware Investments Optimum Fund Trust	Senior Vice President, Chief Financial Officer Various executive capacities Senior Vice President, Chief Financial Officer

Jeffrey S. Van Harte Senior Vice President, Chief Investment Officer—Focus Growth Equity	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer—Focus Growth Equity Various executive capacities

Babak Zenouzi Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

McDonnell Investment Management, LLC

McDonnell Investment Management, LLC ("McDonnell") is a sub-adviser for the Registrant's New Jersey Municipal Bond and California Municipal Bond Funds. The principal business address of McDonnell is 1515 West 22nd Street, 11th Floor, Oak Brook, IL 60523. McDonnell is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Dennis John McDonnell Chairman & Executive Managing Director	Centrue Financial Corporation Trans Pacific Bancorp Merritt Research Services, LLC	Chairman and Director Director Executive Committee Member

Edward Allen Treichel President, CEO and Executive Managing Director	—	—

John Martin McCareins Executive Managing Director and Chief Marketing Officer	—	—

Edward Charles Wood III Executive Managing Director and Chief Operating Officer	Morgan Stanley Distribution, Inc.	Registered Representative

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Philip Wayne Cecil Managing Director and General Counsel	—	—

Frederick Brian Cerini Managing Director	Western International Securities, Inc.	Registered Representative

Peter Lydon Clerkin Managing Director	—	—

Mark Joseph Giura Managing Director	—	—

Brian W. Good Managing Director	—	—

James Walter Pittinger Managing Director	—	—

Stephen Wlodarski Managing Director	—	—

Richard A. Ciccarone Managing Director	Merritt Research Services, LLC RICIC, LLC	President & CEO Co-Owner

Timothy H. Cook Managing Director	—	—

Paul Jerome Carter Vice President & Chief Compliance Officer	—	—

James Grabovac Vice President	—	—

Dawn Mangerson Vice President	—	—

Robert J. Hickey Managing Director	—	—

James R. Fellows Managing Director	—	—

Michael A. Herzig Managing Director	—	—

Christopher L. Oswald Managing Director	—	—

Neuberger Berman Fixed Income LLC

Neuberger Berman Fixed Income LLC ("NB") is a sub-adviser for the Registrant's Institutional Tax Free, Short Duration Municipal and Tax Free Funds. The principal business address of NB is 190 South LaSalle Street, Suite 2400, Chicago, IL 60603. NB is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Joseph V. Amato Director	Neuberger Berman Management
LLC
Neuberger Berman Group LLC
Neuberger Berman LLC
Neuberger Berman Equity Funds
Neuberger Berman Income Funds
Neuberger Berman Advisers
Management Trust
Neuberger Berman Income
Opportunity Fund
Neuberger Berman Real Estate
Securities Income Fund
Neuberger Berman California
Intermediate Municipal Fund
Neuberger Berman Intermediate
Municipal Fund
Neuberger Berman New York
	Intermediate Municipal Fund	Director President CEO and Managing Director Director Director Director Director Director Director Director Director

Ann Benjamin Alternative Director and Managing Director	Neuberger Berman LLC Neuberger Berman Management LLC	Managing Director Managing Director

Janet Fiorenza Managing Director	Neuberger Berman LLC Neuberger Berman Management LLC	Managing Director Managing Director

Lorraine Holland Alternative Director and Managing Director	Neuberger Berman LLC DePaul University Financial Advisory Board	Managing Director Board Member

Andrew Johnson Alternative Director and Managing Director	Neuberger Berman LLC Thresholds Psychiatric Rehab Center	Managing Director Board Member

Brian Lord Chief Compliance Officer and Senior Vice President	Neuberger Berman LLC	Senior Vice President

Bradley C. Tank Director, Chairman and CEO	Neuberger Berman LLC Neuberger Berman Management LLC	Managing Director Managing Director

Pacific Investment Management Company LLC

Pacific Investment Management Company LLC ("PIMCO"), is a sub-adviser for the Registrant's Tax-Advantaged Income Fund. The principal business address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92660. PIMCO is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Tammie J. Arnold Managing Director, Business Management	—	—

Brian P. Baker Managing Director, CEO/Director PIMCO Asia	—	—

Andrew Thomas Balls Managing Director, Head, Euro Portfolio Mgmt	—	—

William R. Benz II Managing Director, Head of PIMCO EMEA	—	—

Vineer Bhansali Managing Director, Portfolio Manager	—	—

Jennifer S Bridwell Managing Director, Mortgage Product Manager	—	—

Sabrina C. Callin Managing Director, Head of Advisory	—	—

Wendy W. Cupps Managing Director, Head, Product Management	—	—

Suhail H. Dada Managing Director, Head of Middle East	—	—

Craig A. Dawson Managing Director, Head of PIMCO Munich	—	—

Chris P. Dialynas Managing Director, Portfolio Manager	—	—

Mohamed A. El-Erian Managing Director, CEO & Co-CIO	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
David C. Flattum Managing Director, General Counsel	—	—

William H. Gross Managing Director, Founder, CIO-Sr Port Mgr	—	—

Brent Richard Harris Managing Director, Chairman/Pres PIMCO Funds	—	—

Douglas M. Hodge Managing Director, Chief Operating Officer	—	—

Brent L. Holden Managing Director, Head, Instl Client Svc	—	—

Ki Myung Hong Managing Director, Head of Asia Pacific	—	—

Daniel J. Ivascyn Managing Director, Portfolio Manager	—	—

Lew W. Jacobs IV Managing Director, Head of Human Resources	—	—

Neel Tushar Kashkari Managing Director, Head, New Inv Initiatives	—	—

Mark R. Kiesel Managing Director, Portfolio Manager	—	—

David C. Lown Managing Director, CAO	—	—

Tomoya Masanao Managing Director, Portfolio Manager	—	—

Scott A. Mather Managing Director, Portfolio Manager	—	—

Paul A. McCulley Managing Director, Portfolio Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Joseph V. McDevitt Managing Director, Head of PIMCO London	—	—

Curtis A. Mewbourne Managing Director, Portfolio Manager	—	—

John M. Miller Managing Director, Account Manager	—	—

Douglas J. Ongaro Managing Director, Head, Fin Inter Group	—	—

Thomas J. Otterbein Managing Director, Head,Americas Clnt Facing	—	—

Saumil H. Parikh Managing Director, Portfolio Manager	—	—

Emanuele Ravano Managing Director, Head, Fin. Institutions	—	—

Stephen A. Rodosky Managing Director, Portfolio Manager	—	—

Jonathan D. Short Managing Director, Head, Inst Bus Dev	—	—

W Scott Simon Managing Director, Portfolio Manager	—	—

Thibault C. Stracke Managing Director, Head of Credit Research	—	—

Makoto Takano Managing Director, President of PIMCO Japan	—	—

Susan L. Wilson Managing Director, Account Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Mihir P. Worah Managing Director, Portfolio Manager	—	—

Mike Amey Executive VP, Head, Sterling Portfolios	—	—

Joshua M. Anderson Executive VP, Portfolio Manager	—	—

David S. Andrews Executive VP, Credit Analyst	—	—

Stephen B. Beaumont Executive VP, Account Manager	—	—

Gregory A. Bishop Executive VP, Financial Inter Group	—	—

Volker Blau Executive VP, Head Insurance	—	—

Philippe Bodereau Executive VP, Credit Analyst	—	—

Andrew Bosomworth Executive VP, Head Munich Port Mgmt	—	—

WH Bruce Brittain Executive VP, Structured Product Mgr	—	—

Kevin M. Broadwater Executive VP, Attorney	—	—

Michael A. Burns Executive VP, Head of UK Client Service	—	—

Richard H Clarida Executive VP, Global Strategic Advisor	—	—

Cyrille R. Conseil Executive VP, Portfolio Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
John B. Cummings Executive VP, Portfolio Manager	—	—

William G. De Leon Executive VP, Portfolio Manager	—	—

Harin Ananda de Silva Executive VP, Head of Engagement Mgmt	—	—

Edward Devlin Executive VP, Head of European LDI—PM	—	—

Rod Stuart Dubitsky Executive VP, Global Structure Fin Spec	—	—

Jennifer E. Durham Executive VP, Chief Compliance Officer	—	—

David N. Fisher III Executive VP, Global Product Manager	—	—

Marcellus M. Fisher Executive VP, Manager, Trade Support	—	—

Joseph A. Fournier Executive VP, Account Manager	—	—

Dorothee J. Fuhrmann Executive VP, Product Mgr—Advisory	—	—

Richard F. Fulford III Executive VP, Account Manager	—	—

George Steven Gleason Executive VP, Account Manager	—	—

Michael A. Gomez Executive VP, Co-Head, Global EM	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Maria V Gordon Executive VP, Portfolio Manager	—	—

Stuart Thomson Graham Executive VP, President—PIMCO Canada	—	—

Robert J. Greer Executive VP, Real Return Product Mgr	—	—

Anne Elizabeth Gudefin Executive VP, Equity Portfolio Manager	—	—

Gordon C. Hally Executive VP, Account Manager	—	—

John P. Hardaway Executive VP, Mgr, Mut Funds Operations	—	—

Kazunori Harumi Executive VP, Client Svcs—Pension	—	—

Dwight F. Holloway Jr. Executive VP, Account Manager	—	—

Andrew Richard Jessop Executive VP, High Yield Portfolio Mgr	—	—

Andreas Keck Executive VP, Portfolio Manager	—	—

Stephanie Lorraine King Executive VP, Senior Talent Mgt Prof	—	—

Kristofer R. Kraus Executive VP, Advisory Marketing	—	—

Charles Matthew Lahr Executive VP, Global Equities Port Mgr	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Yanay Lehavi Executive VP, Senior Developer	—	—

Matthieu Louanges Executive VP, Head, Europe Ins Channel	—	—

Akinori Matsui Executive VP, Account Manager	—	—

Mark V. McCray Executive VP, Portfolio Manager	—	—

Robert Mead Executive VP, Portfolio Manager	—	—

Scott A. Millimet Executive VP, Account Manager	—	—

Haruki Minaki Executive VP, Head Legal, Japan	—	—

Eric J. Mogelof Executive VP, Executive Office	—	—

Kristen S. Monson Executive VP, Account Manager	—	—

James F. Moore Executive VP, Product Mgr, Pension Spec	—	—

Robert Morena Executive VP, Head, Inst Bus Dev NY	—	—

Alfred T. Murata Executive VP, Portfolio Manager	—	—

Ramakrishnan S. Nambimadom Executive VP, Financial Engineer	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Roger O. Nieves Executive VP, Account Manager	—	—

Eric Alan Okun Executive VP, Senior Manager	—	—

Arthur Y.D. Ong Executive VP, Attorney	—	—

Guillermo Ariel Osses Executive VP, Emerging Market Analyst	—	—

Koyo Ozeki Executive VP, Hd, Asian Credit Research	—	—

Lorenzo P. Pagani Executive VP, Portfolio Manager	—	—

Sebastien Page Executive VP, Hd, Clnt Facing Analytics	—	—

Jung Park Executive VP, Business Development	—	—

Bradley W. Paulson Executive VP, Head Global Legal/Compl.	—	—

Elizabeth M. Philipp Executive VP, Account Manager	—	—

Rudolph Pimentel Executive VP, Product Manager	—	—

Mark J. Porterfield Executive VP, Media & Public Relations	—	—

Brigitte Posch Executive VP, Portfolio Manager, EM	—	—

Melody Rollins Executive VP, Account Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Seth R. Ruthen Executive VP, Account Manager	—	—

Jeffrey M. Sargent Executive VP, Chief Admin. Officer EMEA	—	—

Jerome M Schneider Executive VP, Portfolio Manager	—	—

Marc Peter Seidner Executive VP, Generalist Portfolio Mgr	—	—

Luke Drago Spajic Executive VP, Head—Pan Euro Credit PM	—	—

Thomas F. Streiff Executive VP, Product Mgr, Retirement	—	—

Peter G Strelow Executive VP, Mgr, Mutual Funds Admin	—	—

Mark A. Taborsky Executive VP, Product Manager, AA	—	—

Daniel I Tarman Executive VP, Head of Mktg Communctns	—	—

Joshua Theodore Thimons Executive VP, Portfolio Manager	—	—

Ramin Toloui Executive VP, Portfolio Manager	—	—

Eve Anne Celine Tournier Executive VP, Portfolio Manager	—	—

Richard E. Tyson Executive VP, Sen Ops Mgr	—	—

Qi Wang Executive VP, Portfolio Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
John F. Wilson Executive VP, Head, Bus Dev Australia	—	—

Frank Witt Executive VP, Head, Bus Dev DEU/AUT	—	—

George H. Wood Executive VP, Account Manager	—	—

Shinichi Yamamoto Executive VP, Account Manager	—	—

Robert O. Young Executive VP, Account Manager	—	—

Cheng-Yuan Yu Executive VP, Senior Manager	—	—

Stacie D. Anctil Sr. Vice President, Pricing Manager	—	—

Leif Mikael Angberg Sr. Vice President, Head of Bus Dev—Nordics	—	—

Amit Arora Sr. Vice President, Portfolio Manager	—	—

Rebecca Brooke Babin Sr. Vice President, Equity Trader	—	—

Sharad Bansal Sr. Vice President, Portfolio Manager	—	—

Lee Davison Beck Sr. Vice President, Account Manager	—	—

Scott Michael Berman Sr. Vice President, Portfolio Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Andreas Berndt Sr. Vice President, Portfolio Manager	—	—

David James Blair Sr. Vice President, Account Manager	—	—

Felix Blomenkamp Sr. Vice President, Head ABS	—	—

Ryan Patrick Blute Sr. Vice President, Product Manager	—	—

Myles Emmerson Charles Bradshaw Sr. Vice President, Portfolio Manager	—	—

David L. Braun Sr. Vice President, Portfolio Manager, Income	—	—

Erik C. Brown Sr. Vice President, Tax Manager	—	—

Giang H. Bui Sr. Vice President, Structured Credit Analyst	—	—

Robert Scott Carnachan Sr. Vice President, Asia Ex-Jpn Legal Counsel	—	—

John R. Cavalieri Sr. Vice President, Product Mgr, Real Return	—	—

Wing-Harn Chen Sr. Vice President, Credit Analyst	—	—

William Chipp Sr. Vice President, Global Service Liaison	—	—

James Robert Clarke Sr. Vice President, Account Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Mark A. Cooper Sr. Vice President, Equity Analyst	—	—

Steven J. Craige Sr. Vice President, Prod Mgr—Deep Value Eqy	—	—

Anthony Crescenzi Sr. Vice President, Portfolio Manager	—	—

Jonathan B. Cressy Sr. Vice President, Account Manager	—	—

Kumaran K Damodaran Sr. Vice President, Portfolio Manager	—	—

James Darling Sr. Vice President, Account Manager	—	—

Robert Daviduk Sr. Vice President, Product Manager	—	—

William Davies Sr. Vice President, ABS Asset Expert	—	—

David J. Dorff Sr. Vice President, Financial Engineer	—	—

Peter G. Dorrian Sr. Vice President, Head, Remarketing	—	—

Hongyu Duan Sr. Vice President, Account Manager	—	—

Patrick Dunnewolt Sr. Vice President, Head of Bus Devel Benelux	—	—

Manish Dutta Sr. Vice President, Senior Software Developer	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Vernon Edler Sr. Vice President, Account Manager	—	—

Ben Emons Sr. Vice President, Portfolio Manager	—	—

Jason S. England Sr. Vice President, Portfolio Manager	—	—

Martin E. Feeny Sr. Vice President, Account Manager	—	—

Steven Ellis Ferber Sr. Vice President, DC Channel, Business Dev.	—	—

Robert A. Fields Sr. Vice President, Muni Product Manager	—	—

Julian Foxall Sr. Vice President, Portfolio Manager	—	—

Ursula T. Frisch Sr. Vice President, Account Manager	—	—

Lee James Galloway Sr. Vice President, CMBS Asset Expert	—	—

Alessandro Gandolfi Sr. Vice President, Head, Bus Dev Italy	—	—

Yuri P. Garbuzov Sr. Vice President, Portfolio Manager	—	—

Christopher T. Getter Sr. Vice President, Product Manager, EM	—	—

Gian Luca Giurlani Sr. Vice President, European Re-Marketing	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Linda J Gould Sr. Vice President, Fee Analyst	—	—

Gregory S. Grabar Sr. Vice President, Account Manager	—	—

John Lawrence Griffiths Sr. Vice President, Head of Business Dev—UK	—	—

Jared B. Gross Sr. Vice President, Product Manager, LDI	—	—

Adam L. Gubner Sr. Vice President, Distressed Credit Analyst	—	—

Sachin Gupta Sr. Vice President, Portfolio Manager	—	—

Arthur J. Hastings Sr. Vice President, Compliance Manager	—	—

Gregory Alan Hazlett Sr. Vice President, Global Equity Strategies	—	—

Ilan Heimann Sr. Vice President, Product Mgr—Advisory	—	—

Jeffrey Helsing Sr. Vice President, Portfolio Manager	—	—

Andrew Marriott Hoffmann Sr. Vice President, Real Asset Strategies	—	—

Richard P.E. Hofmann Sr. Vice President, Credit Analyst	—	—

Jonathan Lane Horne Sr. Vice President, Portfolio Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Gang Hu Sr. Vice President, Portfolio Manager, TIPS	—	—

Maninder Hunjan Sr. Vice President, Finan Eng Clnt Analytics	—	—

Daniel Herbert Hyman Sr. Vice President, Portfolio Mgr, ABS-MBS	—	—

Shinji Inoue Sr. Vice President, Account Manager	—	—

Eric D Johnson Sr. Vice President, Mutual Fund Admin	—	—

Nicholas J Johnson Sr. Vice President, Commodity Analyst	—	—

Jeffrey Philip Jones Sr. Vice President, Learning/Ldrshp Dvlpment	—	—

Tadashi Kakuchi Sr. Vice President, Portfolio Manager	—	—

Henry Shiao-Lung Kao Sr. Vice President, Stable Value Account Mgr	—	—

Ulrich Katz Sr. Vice President, Portfolio Manager	—	—

Constance Kavafyan Sr. Vice President, Acct Manager	—	—

Philipp Kellerhals Sr. Vice President, Head Quant Strategies	—	—

Benjamin Marcus Kelly Sr. Vice President, Account Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Alec Kersman Sr. Vice President, Account Manager	—	—

John Stephen King Jr. Sr. Vice President, Attorney	—	—

Steven P. Kirkbaumer Sr. Vice President, Account Manager	—	—

John Jeffrey Kirkowski Sr. Vice President, Product Manager	—	—

Mitsuaki Komatsu Sr. Vice President, Head of Compliance	—	—

Kimberley Grace Korinke Sr. Vice President, Account Manager	—	—

Ryan Patrick Korinke Sr. Vice President, Product Manager	—	—

Thomas Kressin Sr. Vice President, Co-Head Munich Gbl Desk	—	—

Kevin D. Kuhner Sr. Vice President, Institutional Direct Mktr	—	—

Warren M. Lackey Sr. Vice President, Director, Communications	—	—

Henrik P. Larsen Sr. Vice President, Mgr Fund Administration	—	—

Patrick Michael Lawler Sr. Vice President, Equity Analyst	—	—

John Milliman Lawrence Sr. Vice President, Senior Default Manager	—	—

Richard R. LeBrun Jr. Sr. Vice President, Attorney	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert Ru-Bor Lee Sr. Vice President, Senior Software Developer	—	—

Ji Li Sr. Vice President, MBS/ABS Portfolio Manager	—	—

Chia Liang Lian Sr. Vice President, EM Portfolio Manager	—	—

Gordon F. Linke Sr. Vice President, Account Manager	—	—

John J. Loh Sr. Vice President, Sr. Risk&Control Officer	—	—

Rafael A. Lopez Sr. Vice President, Head Operations, AsiaPac	—	—

Erika Hayflick Lowe Sr. Vice President, Account Manager	—	—

Steven Charles Ludwig Sr. Vice President, Deputy CCO	—	—

Richard Mak Sr. Vice President, Portfolio Manager	—	—

Rene Martel Sr. Vice President, Product Manager	—	—

Scott W. Martin Sr. Vice President, Account Manager	—	—

Christopher C. Marx Sr. Vice President, Marketing Account Manager	—	—

Peter Matheos Sr. Vice President, Sr. Fin Eng Head Mod Valu	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Julie Ann Meggers Sr. Vice President, Account Manager	—	—

Cynthia Louise Meyn Sr. Vice President, Senior Operations Manager	—	—

Kristion T. Mierau Sr. Vice President, Portfolio Manager	—	—

Kendall P. Miller Jr. Sr. Vice President, Portfolio Manager	—	—

Davida J. Milo Sr. Vice President, CRM Platform Manager	—	—

Gail Mitchell Sr. Vice President, Account Manager	—	—

Mohit Mittal Sr. Vice President, Portfolio Manager	—	—

Stephen George Moyer Sr. Vice President, Port Mgr/Anly, Dist Cred	—	—

Raja Mukherji Sr. Vice President, Credit Analyst	—	—

Matthew J. Mulcahy Sr. Vice President, Portfolio Manager	—	—

John William Murray Sr. Vice President, CMBS Portfolio Manager	—	—

Robin C. Nabors Sr. Vice President, Sr. HR Generalist	—	—

Krishnamoorthy Narasimhan Sr. Vice President, Asset Specialist	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Matthew J. Nest Sr. Vice President, Account Manager	—	—

Steven B. Nicholls Sr. Vice President, Account Manager	—	—

Gillian O'Connell Sr. Vice President, Manager of Operations	—	—

Shigeki Okamura Sr. Vice President, Account Manager	—	—

Keith Perez Sr. Vice President, Senior Developer	—	—

Danford O. Peterson Sr. Vice President, Portfolio Manager	—	—

Daniel Phillipson Sr. Vice President, Product Manager	—	—

Natalie J. Pickering Sr. Vice President, ETF Strategist	—	—

Ketishwaran Somasunderam Pothalingam Sr. Vice President, Portfolio Manager	—	—

Axel Potthof Sr. Vice President, Portfolio Manager	—	—

Vladyslav Putyatin Sr. Vice President, Portfolio Manager	—	—

Wendong Qu Sr. Vice President, Financial Engineer	—	—

Lupin Rahman Sr. Vice President, Portfolio Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Joshua D. Ratner Sr. Vice President, Attorney	—	—

Ronald M. Reimer Sr. Vice President, Senior Manager	—	—

Paul W. Reisz Sr. Vice President, Product Manager	—	—

Yiannis Repoulis Sr. Vice President, Account Manager	—	—

Thomas Edmund Rice Sr. Vice President, European Legal Counsel	—	—

Mark A. Romano Sr. Vice President, Account Manager	—	—

Uri Ron Sr. Vice President, Asset Specialist	—	—

Stacy Leigh Schaus Sr. Vice President, Account Manager	—	—

Stephen O. Schulist Sr. Vice President, Financial Engineer	—	—

Myckola Schwetz Sr. Vice President, Financial Engineer	—	—

Toru Sejima Sr. Vice President, Acct Mgr, Clnt Svcs—Pens	—	—

Rahul M. Seksaria Sr. Vice President, Portfolio Manager	—	—

Matthew D. Shaw Sr. Vice President, Account Manager	—	—

Erica H. Sheehy Sr. Vice President, Compliance	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Ivan Skobtsov Sr. Vice President, Portfolio Manager	—	—

Kenton Todd Smith Sr. Vice President, ABS/MBS Analyst	—	—

Michael Sonner Sr. Vice President, Portfolio Manager	—	—

Scott M. Spalding Sr. Vice President, Account Manager	—	—

Jeffrey Springer Sr. Vice President, Account Manager	—	—

Candice Elizabeth Stack Sr. Vice President, Account Manager	—	—

Christian Martin Staub Sr. Vice President, Head, PIMCO Switzerland	—	—

Christina Stauffer Sr. Vice President, Account Manager	—	—

Scott Patrick Steele Sr. Vice President, Account Manager	—	—

Joel Edward Strauch Sr. Vice President, Account Manager	—	—

Donald W. Suskind Sr. Vice President, Product Manager	—	—

Ichiro Takeuchi Sr. Vice President, Account Manager	—	—

Kyle J. Theodore Sr. Vice President, Account Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Michael Frazier Thompson Sr. Vice President, Head of Wealth Mgmt Asia	—	—

Natalie Trevithick Sr. Vice President, Portfolio Manager	—	—

Michael J. Trovato Sr. Vice President, Account Manager	—	—

Shiro Tsubota Sr. Vice President, Head of Operations, Tokyo	—	—

Melissa Tuttle Sr. Vice President, Equity Trader	—	—

Maria-Theresa F. Vallarta-Jordal Sr. Vice President, Attorney	—	—

Marco van Akkeren Sr. Vice President, Portfolio Manager ABS-MBS	—	—

Jeroen Teunis Steven van Bezooijen Sr. Vice President, Product Manager, LDI	—	—

Henk Jan van Zoelen Sr. Vice President, Account Mgr	—	—

David Viana Sr. Vice President, Head of Compliance, EMEA	—	—

Trent W. Walker Sr. Vice President, Financial Reporting Mgr	—	—

Michael C. Watchorn Sr. Vice President, Port Mgr/Anly, Dist Cred	—	—

Charles Watford Sr. Vice President, Credit Research Analyst	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Timothy C. White Sr. Vice President, Account Manager	—	—

Bransby M. Whitton Sr. Vice President, Account Manager	—	—

Christian Wild Sr. Vice President, Credit Research Analyst	—	—

Kevin Michael Winters Sr. Vice President, Account Manager	—	—

Andrew T. Wittkop Sr. Vice President, Portfolio Manager	—	—

Jochen Witzler Sr. Vice President, Head of Legal, Germany	—	—

Greggory S. Wolf Sr. Vice President, Fund Operations Manager	—	—

Qing Xue Sr. Vice President, Financial Engineer	—	—

Filip Adamec Vice President, Credit Analyst	—	—

Tina Adatia Vice President, Account Manager	—	—

Shantanu Agrawal Vice President, Distressed Credit Analyst	—	—

Carlos Agredano Vice President, Financial Engineer	—	—

Steven F. Aguirre Vice President, Account Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Berdibek Ahmedov Vice President, Product Mgr, Real Return	—	—

Michael Althof Vice President, Portfolio Manager	—	—

Mangala V Ananthanarayanan Vice President, Account Manager	—	—

Kwame A. Anochie Vice President, Account Manager	—	—

Hozef Arif Vice President, Portfolio Manager	—	—

Karen A. Aspinall Vice President, Attorney	—	—

Donna E. Barnes Vice President, FINRA Prin & Compl Mgr	—	—

Michael Barnes Vice President, Senior Compliance Officer	—	—

Anna C. Bathurst Vice President, Executive Assistant	—	—

Christopher Beard Vice President, Manager, Compliance	—	—

Sandra M. Benson Vice President, Sr. Corporate Paralegal	—	—

Kfir Naftali Ben-Zvi Vice President, Portfolio Pricing Analyst	—	—

Matteo Bertolo Vice President, Account Manager	—	—

Dave H. Bierman Vice President, Infrastructure Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Maybel Marte Black Vice President, Account Manager	—	—

Timo Boehm Vice President, Portfolio Manager	—	—

Laurence Edwin Bolton Vice President, Attorney	—	—

Zeljka Bosner Vice President, Credit Analyst	—	—

C Robert Boyd Vice President, Senior Structure Analyst	—	—

Michael Brandl Vice President, Portfolio Manager	—	—

Matthew H. Brenner Vice President, Account Manager	—	—

John Bright Vice President, Portfolio Associate	—	—

Jelle Brons Vice President, Portfolio Manager	—	—

Michael A. Brownell Vice President, Product Engineer	—	—

Christopher P. Brune Vice President, Portfolio Manager	—	—

Michael R. Burdian Vice President, Port Assoc, Collateral	—	—

Robert Burns Vice President, Account Manager	—	—

Jeffrey Alan Byer Vice President, Fund Development	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Christopher Caltagirone Vice President, Portfolio Manager	—	—

Elizabeth Davis Cantrill Vice President, Account Manager	—	—

Sabrina E. Cao-Garcia Vice President, Compliance Manager	—	—

Michael G. Chandra Vice President, Account Manager	—	—

Audrey Lee Cheng Vice President, Attorney	—	—

Jennifer Cheong Vice President, Senior Business Analyst	—	—

Elaine Y L Cheung Vice President, Compliance Manager	—	—

Tracy Chin Vice President, Credit Analyst	—	—

Christine J. Choi Vice President, HR Analytics	—	—

Amit Chopra Vice President, Portfolio Manager	—	—

Raymond Matthew Clark Vice President, Account Manager	—	—

Richard T. Colasuonno Vice President, Account Manager	—	—

Anthony H. Cooke Vice President, Software Developer	—	—

Darryl Paul Cornelius Vice President, Product Specialist	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Ana Cortes Gonzalez Vice President, Portfolio Manager, ABS	—	—

Monica Louise Cottier Vice President, Human Resources Manager	—	—

William Sylvester Cumby III Vice President, Portfolio Manager ABS-MBS	—	—

Paresh Bhikhubhai Dabhi Vice President, Quality Assurance Manager	—	—

Juergen Dahlhoff Vice President, Credit Research Analyst	—	—

Birgitte Danielsen Vice President, Account Manager	—	—

Aniruddha Das Vice President, Account Manager	—	—

Evan Allen David Vice President, Software Development Mgr	—	—

Joshua M. Davis Vice President, Quantitative Port Mgr	—	—

Mike J. Davis Vice President, Lead Developer	—	—

Mary De Bellis Vice President, CIO Portfolio Associate	—	—

Nicola A. De Lorenzo Vice President, Business Mgt Associate	—	—

Charles Sempill de Segundo Vice President, Account Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Stefan De Wachter Vice President, Portfolio Manager	—	—

Katherine K. Della Maria Vice President, Account Manager	—	—

Andrew Lowry Dewitt Vice President, Port Assoc, Commodities	—	—

Burcin Dilek Vice President, Team Lead Allianz KAG Sup	—	—

Hanno Dittrich Vice President, Head of ACE Compliance	—	—

Anton Dombrovsky Vice President, Product Manager	—	—

Matthew P. Dorsten Vice President, Financial Engineer	—	—

Travis J. Dugan Vice President, Derivatives Confirm Mgr	—	—

Ben Matthew Edwards Vice President, Account Manager	—	—

Edward L. Ellis Vice President, Account Manager	—	—

Antoinette Eltz Vice President, Account Manager	—	—

Bret W. Estep Vice President, Account Manager	—	—

Stefanie D. Evans Vice President, Sr Mortgage Credit Anlyst	—	—

Kaz Eytle Vice President, Team Leader	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Melissa A. Fejdasz Vice President, Contracts Admin Manager	—	—

Steven M. Finder Vice President, Senior Recruiter	—	—

Thomas Finkenzeller Vice President, Portfolio Manager	—	—

Michael F. Flaherty III Vice President, Senior Compliance Officer	—	—

Andrew C. Forsyth Vice President, Head, Bus Dev Canada	—	—

Ellen Fowler Vice President, Executive Assistant	—	—

Jeffrey A. Frederick Vice President, Private Wealth Acct Mgr	—	—

Frank Froehlich Vice President, Compliance Officer	—	—

Hiroaki Furusho Vice President, Account Manager	—	—

Andrew David Garnett Vice President, Regulatory Compliance Mgr	—	—

Rudolph Anthony Garza Vice President, Account Manager	—	—

Brett P Gorman Vice President, Stable Value Account Mgr	—	—

Eric Alan Gourley Vice President, Senior Analyst	—	—

Myrrha H. Grady Vice President, Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Zoya Schoenholtz Graves Vice President, Global Strategic Mktg&Ad	—	—

Joseph Michael Greenwald Vice President, Sr. Portfolio Associate	—	—

Arshavir Grigorian Vice President, Software Engineer	—	—

Marco Grzesik Vice President, Head, Bus Dev France	—	—

Haidi Gu Vice President, Portfolio Manager	—	—

Tim Haaf Vice President, Portfolio Manager	—	—

George Edward Hall Vice President, Middle Office Manager	—	—

Ryan M. Hart Vice President, Product Manager	—	—

Matthew Richard Hauschild Vice President, Senior Developer	—	—

Kaveh Christian Heravi Vice President, Technology Manager	—	—

Hans Joerg Herlan Vice President, Portfolio Manager	—	—

Jiaying Huang Vice President, Credit Analyst	—	—

Maryam Huerta Vice President, Senior Pricing Manager	—	—

Terrence Liu Ing Vice President, Credit Analyst	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Brian Harold Jacobs Vice President, Account Manager	—	—

Kelly Johnson Vice President, Account Manager	—	—

Steven L. Jones Vice President, Product Manager	—	—

Daniel V. Jordan Vice President, Fin Business Analyst	—	—

Steven Ryan Kagy Vice President, Client Service Specialist	—	—

Hojung Kang Vice President, Credit Analyst	—	—

Natalie Karpov Vice President, Account Manager	—	—

Baljit Kaura Vice President, Legal and Compliance, Canada	—	—

Christopher E. Kemp Vice President, Portfolio Manager	—	—

Gregory Joseph Kennedy Vice President, Distressed Credit Analyst	—	—

Jason M. Kezelman Vice President, Account Manager	—	—

Aaron Hyun Kim Vice President, Attorney	—	—

Lisa Kim Vice President, Product Engineer	—	—

Rafer Alexander Kingston Vice President, Account Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Yayoi Kishimoto Vice President, Account Manager	—	—

Joern Kleinhans Vice President, Prod. Engineer—Advisory	—	—

Harald Klug Vice President, Account Manager	—	—

Sunil Omprakash Kothari Vice President, Structured Credit Analyst	—	—

Elizabeth Tech Kraninger Vice President, CRM Func Business Analyst	—	—

Mukund Kumar Vice President, Sr Developer/Fin Engineer	—	—

Antonija Kuraja Vice President, Team Lead MMO Derivatives	—	—

Eddie F Lang Vice President, Strategic Ops Project Mgr	—	—

Thomas Lange Vice President, Portfolio Manager	—	—

Chon-Ian Leong Vice President, Alternatives	—	—

Foong Ching Leong Vice President, Funds Admin Manager	—	—

Andrew H Levine Vice President, Attorney	—	—

Frederick Vivan Lilly III Vice President, Account Manager	—	—

Jaclyn Hwei Yin Lim Vice President, Account Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Astrid Linder Vice President, Product Manager	—	—

Michael V. Liwski Vice President, Mgr, Client Report & Pres	—	—

Christopher F. Lofdahl Vice President, Executive Office Team	—	—

Cynthia Elizabeth Yue-Ling Loh Vice President, Account Manager	—	—

Hui Long Vice President, Financial Engineer	—	—

Joy Lynn Lopez Vice President, Tax Manager	—	—

Matthieu Hubert Felix Loriferne Vice President, Credit Analyst	—	—

David Bernard Love Vice President, Account Manager	—	—

Alain Mandy Vice President, Mgr, Cust, Acct & Fin Rep	—	—

Chantal Marie Helene Manseau Guerdat Vice President, Account Manager	—	—

Idriss Maoui Vice President, Asset Expert	—	—

Bradley J. Marr Vice President, Credit Analyst	—	—

Nadege Martini Vice President, Portfolio Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Juergen Martinschledde Vice President, Quantitative Analyst	—	—

Veronika Mayershofer Vice President, Portfolio Associate	—	—

Bettina Ester Florette Mazzocchi Vice President, Re Marketing Account Mgr	—	—

Patrick Murphy McCann Vice President, Global Operations	—	—

Sean M. McCarthy Vice President, Corporate Credit Analyst	—	—

Matthew McLenaghan Vice President, Account Manager	—	—

Frederic Merz Vice President, Portfolio Manager	—	—

Mark E. Metsch Vice President, Financial Engineer	—	—

Carlo Micali Vice President, Account Manager	—	—

Roland Mieth Vice President, Portfolio Manager, EM	—	—

Peter Miller Vice President, Account Manager—Insurance	—	—

Hidetoshi Minamisawa Vice President, Account Manager	—	—

Julie-Anna Miny Vice President, Account Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Lanny H. Moeljanto Vice President, Manager	—	—

Carol Molloy Vice President, Account Manager	—	—

John Edward Morrison Vice President, Account Manager	—	—

Jeffrey Charles Muehlethaler Vice President, Account Manager	—	—

Markus Mueller Vice President, Portfolio Manager	—	—

Yuko Murano Vice President, HR Manager	—	—

Anna Nechitailo Vice President, Account Manager	—	—

Christopher D. Neumeyer Vice President, Distressed Credit Analyst	—	—

Albert K. Ng Vice President, Senior Programmer	—	—

Luyen Dinh Nguyen Vice President, Infrastructure Manager	—	—

Tommy D. Nguyen Vice President, Head of Nordic Client Service	—	—

Maddalena Nocera Vice President, Re-Marketing Manager	—	—

Sachiko Nojima Vice President, Manager, Operations	—	—

Cristina Nunziata Vice President, Account Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Sachiko Okuma Vice President, Account Manager	—	—

Joshua A Olazabal Vice President, Credit Analyst	—	—

Jennifer Lynn Oliva Vice President, Manager	—	—

Loren P. Ollenburger Vice President, Account Mgr—Advisory	—	—

Lalantika Padmanabhan Vice President, Structured Credit Assoc	—	—

Bijal Y. Parikh Vice President, Manager	—	—

Steven Mark Pawliczek Vice President, Credit Analyst	—	—

Sheila M. Pejavar Vice President, Account Manager	—	—

Joel Arias Pena Vice President, Account Manager	—	—

Iohan Perez Vice President, Portfolio Manager	—	—

Donald Pfohlman Vice President, Supervisor	—	—

Chad D. Plotke Vice President, Account Manager	—	—

William Frank Pompa Jr. Vice President, Account Manager	—	—

Nicholas James Pont Vice President, Remarketing Acct Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
David Brian Porter Vice President, Account Manager	—	—

Mukya Sue Denise Porter Vice President, Senior Compliance Officer	—	—

Rosamond Jane Price Vice President, Remarketing Acct Manager	—	—

Jesse L. Pricer Vice President, Account Manager	—	—

Maren Proeve Vice President, Credit Research Analyst	—	—

Chitrang K. Purani Vice President, Portfolio Mgr, Insurance	—	—

Matthew S Putnicki Vice President, Portfolio Risk Manager	—	—

Yi Qiao Vice President, Portfolio Manager	—	—

Ying Qiu Vice President, Portfolio Manager, ABS-MBS	—	—

Pierre-Yves Rahari Vice President, Manager, Shareholder Svcs	—	—

Danelle J. Reimer Vice President, Trading Floor Manager	—	—

Joel D. Reynolds Vice President, Compliance Officer	—	—

Karen Elizabeth Richards Vice President, Compliance Officer	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Kevin Riendeau Vice President, Business Manager	—	—

Juerg Rimle Vice President, Head of Wholesale Swiss	—	—

Laura Robinson Vice President, CIO Portfolio Associate	—	—

Cathy T. Rowe Vice President, Administrative Port Mgr	—	—

Lynn Marie Rudolph Vice President, Senior HR Generalist	—	—

Roland Ruebesam Vice President, Credit Research Analyst	—	—

Yoshiyuki Sakane Vice President, Account Manager	—	—

Deepa A Salastekar Vice President, Account Manager	—	—

Stacie Sue Sasaki Vice President, Campus Recruiter	—	—

Gero Schneider Vice President, Portfolio Manager	—	—

Patrick Schneider Vice President, Portfolio Manager	—	—

Christian Schuetz Vice President, Credit Research Analyst	—	—

Adrian O. Schultes Vice President, Account Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Gerlinde Schwab Vice President, Portfolio Manager	—	—

Stephen D. Schwab Vice President, Head of DC Sales Support	—	—

Iwona E. Scibisz Vice President, Account Manager	—	—

Ian Scorah Vice President, Legal Counsel	—	—

George P. Serafino Jr. Vice President, Developer	—	—

Therenah Sesay Vice President, Mgr Account Associate	—	—

Sapna Kiran Shah Vice President, Account Manager	—	—

Julie M. Shepherd Vice President, Manager, AM Support	—	—

Dennis C. Shimono Vice President, Compliance Officer	—	—

Taro Shiroyama Vice President, Account Manager	—	—

Joseph Sooren Simonian Vice President, Finan Eng Clnt Analytics	—	—

Alka Singal Vice President, Account Manager	—	—

Anil Singh Vice President, Operations/FE Support Mgr	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Kimble E. Skov Vice President, Account Manager	—	—

Alyssa Michele Soto Vice President, Manager	—	—

Tobias Spandri Vice President, Portfolio Manager	—	—

Jennifer N. Spicijaric Vice President,	—	—

Thomas Arin Stancil Vice President, GIPS Compliance Manager	—	—

Jason Robert Steiner Vice President, ABS Credit Analyst	—	—

Richard Stravato Vice President, Account Manager	—	—

Alexandru Struc Vice President, Portfolio Manager	—	—

Hikaru Takizuka Vice President, Compliance Manager	—	—

Joe Tam Vice President, Manager	—	—

Maiko Tamura Vice President, Credit Analyst	—	—

Christine M. Telish Vice President, Account Manager	—	—

Michael A. Terry Vice President, Account Manager	—	—

Dominique Tersin Vice President, Portfolio Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Ashish Tiwari Vice President, Product Manager	—	—

Steven P. To Vice President, Software Development Mgr	—	—

Brian Tomlinson Vice President, Portfolio Manager	—	—

Eva-Maria Traber Vice President, Portfolio Associate	—	—

Lauren Rita Tracy Vice President, Account Manager	—	—

Loc Khanh Tran Vice President, Sr Database Administrator	—	—

Alonzo S. Tredwell Vice President, Account Manager	—	—

Ronaele K. Trinidad Vice President, Treasury Manager	—	—

Bryan Tsu Vice President, Portfolio Analyst	—	—

Chong Tu Vice President, Financial Engineer	—	—

Nishant Upadhyay Vice President, Portfolio Manager	—	—

Konstantin Veit Vice President, Head of Trade Support	—	—

Christine Ann Velasco Vice President, Manager	—	—

Erik A. Velicer Vice President, Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Monica Verma Vice President, Retail Operations	—	—

Gregory S von der Linden Vice President, Recruiting	—	—

Mark Walenbergh Vice President, Account Manager	—	—

Ronit M. Walny Vice President, Product Manager	—	—

Masako Walsh Vice President, Sr Global Project Mgr	—	—

Kasten Walther Vice President, Portfolio Manager	—	—

Hansford B. Warner IV Vice President, Structured Credit Analyst	—	—

Alton L. Washington Vice President, Account Manager	—	—

Jonathan Daniel Webb Vice President, Account Manager	—	—

Michele Deborah Weinberger Vice President, Account Manager	—	—

Paul Frederick Wendler IV Vice President, Middle Office Manager	—	—

Keith Adam Werber Vice President, Cash Desk Manager	—	—

Lance E. Whitewolf Vice President, Funds Statistics	—	—

Paul T. Wildermuth Vice President, Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Charles A Williams III Vice President, Office Services & Support	—	—

Jason A. Williams Vice President, Portfolio Manager	—	—

Lincoln H.J. Wong Vice President, Operations/Middle Ofc Mgr	—	—

Tammy Nguyen Wong Vice President, CRM Functional Lead	—	—

Jianghua Xu Vice President, Senior Software Developer	—	—

Jing Yang Vice President, Structured Credit Assoc	—	—

Vadim Igorevich Yasnov Vice President, Financial Engr/Developer	—	—

Sadettin Yildiz Vice President, Portfolio Manager	—	—

Haining Yin Vice President, Product Manager	—	—

Jonathan Yip Vice President, Credit Analyst	—	—

Paul Sin Yip Vice President, Manager, Database Admin	—	—

Jinhy Yoon Vice President, Credit Analyst	—	—

Kenneth G. Yoon Vice President, Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Taizo Yoshida Vice President, Account Manager	—	—

Anna W. Yu Vice President, Account Manager	—	—

Walter Yu Vice President, Senior Software Developer	—	—

Mary Alice Zerner Vice President, Head of Mktg Comm	—	—

Spectrum Asset Management, Inc.

Spectrum Asset Management, Inc. ("Spectrum"), is a sub-adviser for the Registrant's Tax-Advantaged Income Fund. The principal business address of Spectrum is 2 High Ridge Park, Stamford, CT 06905. Spectrum is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Mark A. Lieb Chief Executive Director and President	Lieb Cellars	Owner

L. Phillip Jacoby Chief Investment Officer and Executive Director	—	—

Matthew Byer Chief Operating Officer and Executive Director	—	—

Joseph Urciuoli Managing Director and Head of Research	—	—

Standish Mellon Asset Management Company LLC

Standish Mellon Asset Management Company LLC ("Standish"), previously known as Standish Ayer & Wood, Inc., is a sub-adviser for the Registrant's Intermediate-Term Municipal, Massachusetts Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds. The principal business address of Standish is 201 Washington Street, Boston, MA 02108. Standish is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Edward Homer Ladd Chairman Emeritus of Standish, Board Member	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Steven Lipiner Treasurer	—	—

Mitchell Harris Chairman of Fixed Income Cash and Currency Group, Board Member	—	—

Phillip N. Maisano Board Member	The Dreyfus Corporation	Chairman, Chief Investment Officer

	The Bank of New York Mellon Corporation	Vice Chairman

James Desmond MacIntyre President and Chief Executive Officer	—	—

Scott Wennherholm Board Member, Trustee of Sole Owner	The Bank of New York Mellon Corporation	Chief Operating Officer

John Parks Trustee of Sole Owner	—	—

Christine Lee Todd Executive Vice President, Division Head for Tax-Sensitive Division	—	—

Alexander Clemens Huberts Division Head and Chief Investment Officer for Coefficient Global Division	—	—

David Leduc Chief Investment Officer	—	—

Daniel Rabasco Chief Investment Officer—Tax Sensitive Division	—	—

Julia Braithwaite Vice President, Chief Compliance Officer and Secretary	—	—

Alex B. Over Managing Director of Global Sales And Marketing, Board Member	—	—

Item 32.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor") acts as distributor for:

SEI Daily Income Trust	July 15, 1982

SEI Liquid Asset Trust	November 29, 1982

SEI Institutional Managed Trust	January 22, 1987

SEI Institutional International Trust	August 30, 1988

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

SEI Institutional Investments Trust	June 14, 1996

CNI Charter Funds	April 1, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)	November 1, 2000

Causeway Capital Management Trust	September 20, 2001

Black Rock Funds III (f/k/a Barclays Global Investors Funds)	March 31, 2003

SEI Opportunity Fund, LP	October 1, 2003

The Arbitrage Funds	May 17, 2005

Pro Shares Trust	November 14, 2005

Community Reinvestment Act Qualified Investment Fund	January 8, 2007

SEI Alpha Strategy Portfolios, LP	June 29, 2007

TD Asset Management USA Funds	July 25, 2007

SEI Structured Credit Fund, LP	July 31, 2007

Wilshire Mutual Funds, Inc.	July 12, 2008

Wilshire Variable Insurance Trust	July 12, 2008

Global X Funds	October 24, 2008

FaithShares Trust	August 7, 2009

ProShares Trust II	November 17, 2008

Schwab Strategic Trust	October 12, 2009

RiverPark Funds	September 8, 2010

The Distributor provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee

Mark J. Held	Senior Vice President	—

Robert M. Silvestri	Vice President	—

Edward D. Loughlin	Director	—

Name	Position and Office with Underwriter	Positions and Offices with Registrant
Wayne M. Withrow	Director	—

Kevin P. Barr	President & Chief Executive Officer	—

Maxine J. Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	—

Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—

John C. Munch	General Counsel & Secretary	—

Lori L. White	Vice President & Assistant Secretary	—

John P. Coary	Vice President & Assistant Secretary	—

John J. Cronin	Vice President	—

Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

(c)  With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser and Sub-Advisers:

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Delaware Management Company
One Commerce Square
2005 Market Street
Philadelphia, Pennsylvania 19103

Neuberger Berman Fixed Income LLC
190 South LaSalle Street
Suite 2400
Chicago, Illinois 60603

McDonnell Investment Management, LLC
1515 West 22nd Street
11th Floor
Oak Brook, Illinois 60523

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, California 92660

Spectrum Asset Management, Inc.
2 High Ridge Park
Stamford, Connecticut 06905

Standish Mellon Asset Management Company LLC
201 Washington Street
Boston, Massachusetts 02108

Item 34.  Management Services:

None

Item 35.  Undertakings:

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 66 to Registration Statement No. 002-76990 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of December, 2010.

SEI TAX EXEMPT TRUST

BY:  /s/ ROBERT A. NESHER

  Robert A. Nesher

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

	*	Trustee	December 29, 2010

Rosemarie B. Greco

	*	Trustee	December 29, 2010

William M. Doran

	*	Trustee	December 29, 2010

George J. Sullivan, Jr.

	/S/ ROBERT A. NESHER	Trustee	December 29, 2010

Robert A. Nesher

	*	Trustee	December 29, 2010

Nina Lesavoy

	*	Trustee	December 29, 2010

James M. Williams

	*	Trustee	December 29, 2010

Mitchell A. Johnson

	*	Trustee	December 29, 2010

Hubert L. Harris, Jr.

	/S/ ROBERT A. NESHER Robert A. Nesher	President & Chief Executive Officer	December 29, 2010

	/S/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	December 29, 2010

*By:	/s/ ROBERT A. NESHER

Robert A. Nesher,

Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Description
EX-99.B(d)(15)	Investment Sub-Advisory Agreement dated January 4, 2010 between SIMC and Delaware Management Company, a series of Delaware Business Trust, with respect to the Intermediate-Term Municipal Fund, is filed herewith.

EX-99.B(i)	Opinion and Consent of Counsel is filed herewith.

EX-99.B(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.